UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Annual Shareholder Report

April 30, 2026

Cantor Fitzgerald Government Money Market Fund

Institutional Shares

CFYXX

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/sub-pages/CFZX/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$586,140,336
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$778,797
Seven-day current yieldFootnote Reference1	3.52%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Cantor Fitzgerald Government Money Market Fund

CFYXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports, financial statements and holdings: https://www.cantormmf.com/sub-pages/CFZX/documents.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1927

CFYXX

Annual Shareholder Report

April 30, 2026

Cantor Fitzgerald Government Money Market Fund

Investor Shares

CFGXX

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$31	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$586,140,336
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$778,797
Seven-day current yieldFootnote Reference1	3.40%
Seven-day effective yieldFootnote Reference1	3.46%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

Cantor Fitzgerald Government Money Market Fund

CFGXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports, financial statements and holdings: https://www.cantormmf.com/documents.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1926

CFGXX

Annual Shareholder Report

April 30, 2026

Limited Purpose Cash Investment Fund

Fund Overview

This annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$6	0.06%

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,643,782,823
# of Portfolio Holdings	144
Total Advisory Fees Paid (includes Administration Fees)	$5,809,007
Seven-day current yield after fee waiversFootnote Reference1	3.64%
Seven-day effective yield after fee waiversFootnote Reference1	3.71%
Seven-day current yield before fee waiversFootnote Reference1	3.58%
Seven-day effective yield before fee waiversFootnote Reference1	3.65%
Weighted average maturityFootnote Reference2	40 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital.

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	14.0%
BofA Securities, Inc., Repurchase agreement, 3.650%, due 05/01/26	9.4
BofA Securities, Inc., Repurchase agreement, 3.640%, due 05/01/26	8.6
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	4.7
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.6

Limited Purpose Cash Investment Fund

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	7.8%
Repurchase agreements	36.7%
U.S. treasury obligations	55.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For shareholder reports, financial statements and holdings: https://www.lpcif.com

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Limited Purpose Cash Investment Fund

S1934

Annual Shareholder Report

April 30, 2026

UBS Liquid Assets Government Fund

Fund Overview

This annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$4	0.04%

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,285,859,531
# of Portfolio Holdings	63
Total Advisory Fees Paid (includes Administration Fees)	$0
Seven-day current yield after fee waiversFootnote Reference1	3.68%
Seven-day effective yield after fee waiversFootnote Reference1	3.75%
Seven-day current yield before fee waiversFootnote Reference1	3.64%
Seven-day effective yield before fee waiversFootnote Reference1	3.71%
Weighted average maturityFootnote Reference2	28 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	54.7%
MUFG Securities Americas, Inc., Repurchase agreement, 3.650%, due 05/01/26	11.7
U.S. Treasury Bills, 3.715%, due 09/01/26	1.0
U.S. Treasury Bills, 3.678%, due 07/23/26	0.9
Federal Home Loan Bank Discount Notes, 3.545%, due 07/31/26	0.9

UBS Liquid Assets Government Fund

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	14.1%
U.S. government agency obligations	20.8%
Repurchase agreements	66.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Liquid Assets Government Fund

S1933

Annual Shareholder Report

April 30, 2026

UBS Prime Preferred Fund

UPPXX

Fund Overview

This annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,064,623,511
# of Master Fund Portfolio Holdings	150
Total Advisory Fees Paid (includes Administration Fees)	$14,179,971
Seven-day current yield after fee waiversFootnote Reference1	3.67%
Seven-day effective yield after fee waiversFootnote Reference1	3.74%
Seven-day current yield before fee waiversFootnote Reference1	3.63%
Seven-day effective yield before fee waiversFootnote Reference1	3.70%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	17.4%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	17.2
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.610%, due 05/01/26	3.7
ABN AMRO Bank NV, 3.580%, due 05/01/26	2.5
Mizuho Bank Ltd, 3.640%, due 05/01/26	1.7

UBS Prime Preferred Fund

UPPXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Time deposits	4.4%
Certificates of deposit	8.6%
Repurchase agreements	38.2%
Commercial paper	47.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Prime Preferred Fund

S1921

UPPXX

Annual Shareholder Report

April 30, 2026

UBS Prime Reserves Fund

UPRXX

Fund Overview

This annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,178,478,550
# of Master Fund Portfolio Holdings	150
Total Advisory Fees Paid (includes Administration Fees)	$26,831,160
Seven-day current yieldFootnote Reference1	3.63%
Seven-day effective yieldFootnote Reference1	3.70%
Weighted average maturityFootnote Reference2	35 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	17.4%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	17.2
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.610%, due 05/01/26	3.7
ABN AMRO Bank NV, 3.580%, due 05/01/26	2.5
Mizuho Bank Ltd, 3.640%, due 05/01/26	1.7

UBS Prime Reserves Fund

UPRXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Time deposits	4.4%
Certificates of deposit	8.6%
Repurchase agreements	38.2%
Commercial paper	47.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Prime Reserves Fund

S1922

UPRXX

Annual Shareholder Report

April 30, 2026

UBS Select 100% US Treasury Institutional Fund

Token-Enabled Shares

TOKXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund  for the period of March 25, 2026 (commencement of operations) to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled SharesFootnote Reference1	$2	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund. Expenses shown are for the period March 25, 2026 through April 30, 2026 and would be higher for a full twelve month reporting period.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,654,599,590
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$12,771,301
Seven-day current yield after fee waiversFootnote Reference1	3.51%
Seven-day effective yield after fee waiversFootnote Reference1	3.57%
Seven-day current yield before fee waiversFootnote Reference1	3.47%
Seven-day effective yield before fee waiversFootnote Reference1	3.53%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

UBS Select 100% US Treasury Institutional Fund

TOKXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Institutional Fund

S1942

TOKXX

Annual Shareholder Report

April 30, 2026

UBS Select 100% US Treasury Institutional Fund

Institutional Shares

SIOXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund  for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,654,599,590
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$12,771,301
Seven-day current yield after fee waiversFootnote Reference1	3.51%
Seven-day effective yield after fee waiversFootnote Reference1	3.57%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

UBS Select 100% US Treasury Institutional Fund

SIOXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Institutional Fund

S1928

SIOXX

Annual Shareholder Report

April 30, 2026

UBS Select 100% US Treasury Preferred Fund

Class P

STAXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,219,197,781
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$8,739,596
Seven-day current yield after fee waiversFootnote Reference1	3.55%
Seven-day effective yield after fee waiversFootnote Reference1	3.61%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

UBS Select 100% US Treasury Preferred Fund

STAXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1929

STAXX

Annual Shareholder Report

April 30, 2026

UBS Select 100% US Treasury Preferred Fund

Class T

SOPXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers/reimbursements, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,219,197,781
# of Master Fund Portfolio Holdings	203
Total Advisory Fees Paid (includes Administration Fees)	$8,739,596
Seven-day current yield after fee waiversFootnote Reference1	3.55%
Seven-day effective yield after fee waiversFootnote Reference1	3.61%
Seven-day current yield before fee waiversFootnote Reference1	3.46%
Seven-day effective yield before fee waiversFootnote Reference1	3.52%
Weighted average maturityFootnote Reference2	54 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	1.6%
U.S. Treasury Floating Rate Notes, 3.742%, due 05/01/26	1.5
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	1.3
U.S. Treasury Bills, 3.654%, due 05/05/26	1.2
U.S. Treasury Bills, 3.664%, due 05/14/26	1.2

UBS Select 100% US Treasury Preferred Fund

SOPXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1930

SOPXX

Annual Shareholder Report

April 30, 2026

UBS Select Government Institutional Fund

SEGXX

Fund Overview

This annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,073,135,743
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$17,242,223
Seven-day current yieldFootnote Reference1	3.52%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

UBS Select Government Institutional Fund

SEGXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Government Institutional Fund

S1924

SEGXX

Annual Shareholder Report

April 30, 2026

UBS Select Government Preferred Fund

SGPXX

Fund Overview

This annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$12,724,944,754
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$19,591,563
Seven-day current yield after fee waiversFootnote Reference1	3.56%
Seven-day effective yield after fee waiversFootnote Reference1	3.63%
Seven-day current yield before fee waiversFootnote Reference1	3.52%
Seven-day effective yield before fee waiversFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

UBS Select Government Preferred Fund

SGPXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Government Preferred Fund

S1923

SGPXX

Annual Shareholder Report

April 30, 2026

UBS Select Treasury Institutional Fund

SETXX

Fund Overview

This annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$16,489,205,516
# of Master Fund Portfolio Holdings	123
Total Advisory Fees Paid (includes Administration Fees)	$33,466,692
Seven-day current yieldFootnote Reference1	3.53%
Seven-day effective yieldFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	21.7%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	6.5
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	6.2
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	3.1
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	2.1

UBS Select Treasury Institutional Fund

SETXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	37.7%
U.S. treasury obligations	61.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Treasury Institutional Fund

S1931

SETXX

Annual Shareholder Report

April 30, 2026

UBS Select Treasury Preferred Fund

STPXX

Fund Overview

This annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,662,310,811
# of Master Fund Portfolio Holdings	123
Total Advisory Fees Paid (includes Administration Fees)	$32,150,992
Seven-day current yield after fee waiversFootnote Reference1	3.57%
Seven-day effective yield after fee waiversFootnote Reference1	3.63%
Seven-day current yield before fee waiversFootnote Reference1	3.53%
Seven-day effective yield before fee waiversFootnote Reference1	3.59%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	21.7%
Barclays Bank PLC Repurchase agreement, 3.640%, due 05/01/26	6.5
J.P. Morgan Securities LLC Repurchase agreement, 3.640%, due 05/01/26	6.2
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	3.1
U.S. Treasury Floating Rate Notes, 3.803%, due 05/01/26	2.1

UBS Select Treasury Preferred Fund

STPXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	37.7%
U.S. Treasury obligations	61.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Treasury Preferred Fund

S1932

STPXX

Annual Shareholder Report

April 30, 2026

UBS Ultra Short Income Fund

Class A

USIAX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.35%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class A

Fund Overview

Fund Performance

Table Summary
	Class A	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/18	$10,000	$10,000	$10,000
5/31/18	$10,001	$10,001	$9,970
6/30/18	$10,019	$10,018	$9,957
7/31/18	$10,038	$10,033	$9,960
8/31/18	$10,058	$10,052	$10,024
9/30/18	$10,076	$10,067	$9,959
10/31/18	$10,096	$10,084	$9,880
11/30/18	$10,106	$10,105	$9,939
12/31/18	$10,107	$10,124	$10,122
1/31/19	$10,150	$10,144	$10,230
2/28/19	$10,181	$10,162	$10,224
3/31/19	$10,203	$10,184	$10,420
4/30/19	$10,235	$10,204	$10,423
5/31/19	$10,257	$10,227	$10,608
6/30/19	$10,278	$10,249	$10,741
7/31/19	$10,299	$10,268	$10,764
8/31/19	$10,318	$10,289	$11,043
9/30/19	$10,337	$10,307	$10,985
10/31/19	$10,355	$10,327	$11,018
11/30/19	$10,372	$10,340	$11,012
12/31/19	$10,389	$10,355	$11,004
1/31/20	$10,416	$10,368	$11,216
2/29/20	$10,431	$10,384	$11,418
3/31/20	$10,278	$10,414	$11,351
4/30/20	$10,384	$10,415	$11,553
5/31/20	$10,425	$10,415	$11,606
6/30/20	$10,454	$10,416	$11,679
7/31/20	$10,459	$10,418	$11,854
8/31/20	$10,463	$10,419	$11,758
9/30/20	$10,466	$10,420	$11,752
10/31/20	$10,468	$10,422	$11,699
11/30/20	$10,471	$10,422	$11,814
12/31/20	$10,473	$10,424	$11,830
1/31/21	$10,475	$10,425	$11,746
2/28/21	$10,477	$10,425	$11,576
3/31/21	$10,468	$10,426	$11,431
4/30/21	$10,469	$10,426	$11,522
5/31/21	$10,480	$10,427	$11,559
6/30/21	$10,472	$10,426	$11,641
7/31/21	$10,473	$10,427	$11,771
8/31/21	$10,474	$10,427	$11,748
9/30/21	$10,475	$10,428	$11,647
10/31/21	$10,465	$10,427	$11,643
11/30/21	$10,456	$10,428	$11,678
12/31/21	$10,459	$10,429	$11,648
1/31/22	$10,450	$10,428	$11,397
2/28/22	$10,431	$10,430	$11,270
3/31/22	$10,402	$10,433	$10,957
4/30/22	$10,394	$10,434	$10,541
5/31/22	$10,401	$10,441	$10,609
6/30/22	$10,360	$10,444	$10,443
7/31/22	$10,373	$10,449	$10,698
8/31/22	$10,391	$10,466	$10,395
9/30/22	$10,358	$10,493	$9,946
10/31/22	$10,340	$10,509	$9,817
11/30/22	$10,389	$10,544	$10,178
12/31/22	$10,439	$10,582	$10,133
1/31/23	$10,505	$10,615	$10,444
2/28/23	$10,539	$10,650	$10,174
3/31/23	$10,555	$10,696	$10,433
4/30/23	$10,606	$10,730	$10,496
5/31/23	$10,649	$10,773	$10,382
6/30/23	$10,703	$10,822	$10,345
7/31/23	$10,758	$10,866	$10,337
8/31/23	$10,804	$10,915	$10,271
9/30/23	$10,850	$10,965	$10,010
10/31/23	$10,909	$11,014	$9,852
11/30/23	$10,967	$11,064	$10,299
12/31/23	$11,025	$11,116	$10,693
1/31/24	$11,073	$11,164	$10,663
2/29/24	$11,119	$11,210	$10,513
3/31/24	$11,168	$11,260	$10,610
4/30/24	$11,204	$11,309	$10,342
5/31/24	$11,252	$11,363	$10,517
6/30/24	$11,300	$11,410	$10,617
7/31/24	$11,361	$11,461	$10,865
8/31/24	$11,421	$11,517	$11,021
9/30/24	$11,481	$11,567	$11,168
10/31/24	$11,516	$11,611	$10,891
11/30/24	$11,563	$11,656	$11,007
12/31/24	$11,609	$11,703	$10,826
1/31/25	$11,655	$11,746	$10,884
2/28/25	$11,698	$11,784	$11,123
3/31/25	$11,742	$11,824	$11,128
4/30/25	$11,774	$11,865	$11,171
5/31/25	$11,819	$11,908	$11,091
6/30/25	$11,874	$11,948	$11,262
7/31/25	$11,919	$11,989	$11,232
8/31/25	$11,963	$12,036	$11,366
9/30/25	$12,018	$12,077	$11,490
10/31/25	$12,049	$12,119	$11,562
11/30/25	$12,090	$12,153	$11,634
12/31/25	$12,135	$12,196	$11,617
1/31/26	$12,175	$12,231	$11,629
2/28/26	$12,213	$12,264	$11,820
3/31/26	$12,228	$12,300	$11,611
4/30/26	$12,280	$12,336	$11,624

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class A	4.30%	3.24%	2.63%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/A-Shares/fund-info.html

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

UBS Ultra Short Income Fund

Class A

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/A-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1935

Class A

This page intentionally left blank.

Annual Shareholder Report

April 30, 2026

UBS Ultra Short Income Fund

Class I

USDIX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class I

Fund Overview

Fund Performance

Table Summary
	Class I	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/18	$10,000	$10,000	$10,000
5/31/18	$10,001	$10,001	$9,970
6/30/18	$10,011	$10,018	$9,957
7/31/18	$10,031	$10,033	$9,960
8/31/18	$10,051	$10,052	$10,024
9/30/18	$10,071	$10,067	$9,959
10/31/18	$10,091	$10,084	$9,880
11/30/18	$10,102	$10,105	$9,939
12/31/18	$10,105	$10,124	$10,122
1/31/19	$10,148	$10,144	$10,230
2/28/19	$10,180	$10,162	$10,224
3/31/19	$10,204	$10,184	$10,420
4/30/19	$10,226	$10,204	$10,423
5/31/19	$10,259	$10,227	$10,608
6/30/19	$10,282	$10,249	$10,741
7/31/19	$10,303	$10,268	$10,764
8/31/19	$10,324	$10,289	$11,043
9/30/19	$10,344	$10,307	$10,985
10/31/19	$10,363	$10,327	$11,018
11/30/19	$10,391	$10,340	$11,012
12/31/19	$10,409	$10,355	$11,004
1/31/20	$10,427	$10,368	$11,216
2/29/20	$10,443	$10,384	$11,418
3/31/20	$10,291	$10,414	$11,351
4/30/20	$10,398	$10,415	$11,553
5/31/20	$10,440	$10,415	$11,606
6/30/20	$10,470	$10,416	$11,679
7/31/20	$10,476	$10,418	$11,854
8/31/20	$10,481	$10,419	$11,758
9/30/20	$10,485	$10,420	$11,752
10/31/20	$10,489	$10,422	$11,699
11/30/20	$10,492	$10,422	$11,814
12/31/20	$10,485	$10,424	$11,830
1/31/21	$10,488	$10,425	$11,746
2/28/21	$10,491	$10,425	$11,576
3/31/21	$10,483	$10,426	$11,431
4/30/21	$10,485	$10,426	$11,522
5/31/21	$10,487	$10,427	$11,559
6/30/21	$10,490	$10,426	$11,641
7/31/21	$10,492	$10,427	$11,771
8/31/21	$10,494	$10,427	$11,748
9/30/21	$10,496	$10,428	$11,647
10/31/21	$10,488	$10,427	$11,643
11/30/21	$10,490	$10,428	$11,678
12/31/21	$10,483	$10,429	$11,648
1/31/22	$10,475	$10,428	$11,397
2/28/22	$10,458	$10,430	$11,270
3/31/22	$10,429	$10,433	$10,957
4/30/22	$10,422	$10,434	$10,541
5/31/22	$10,420	$10,441	$10,609
6/30/22	$10,380	$10,444	$10,443
7/31/22	$10,394	$10,449	$10,698
8/31/22	$10,413	$10,466	$10,395
9/30/22	$10,381	$10,493	$9,946
10/31/22	$10,363	$10,509	$9,817
11/30/22	$10,414	$10,544	$10,178
12/31/22	$10,465	$10,582	$10,133
1/31/23	$10,543	$10,615	$10,444
2/28/23	$10,567	$10,650	$10,174
3/31/23	$10,585	$10,696	$10,433
4/30/23	$10,636	$10,730	$10,496
5/31/23	$10,692	$10,773	$10,382
6/30/23	$10,736	$10,822	$10,345
7/31/23	$10,792	$10,866	$10,337
8/31/23	$10,839	$10,915	$10,271
9/30/23	$10,886	$10,965	$10,010
10/31/23	$10,947	$11,014	$9,852
11/30/23	$11,006	$11,064	$10,299
12/31/23	$11,065	$11,116	$10,693
1/31/24	$11,115	$11,164	$10,663
2/29/24	$11,163	$11,210	$10,513
3/31/24	$11,212	$11,260	$10,610
4/30/24	$11,250	$11,309	$10,342
5/31/24	$11,300	$11,363	$10,517
6/30/24	$11,349	$11,410	$10,617
7/31/24	$11,411	$11,461	$10,865
8/31/24	$11,473	$11,517	$11,021
9/30/24	$11,533	$11,567	$11,168
10/31/24	$11,571	$11,611	$10,891
11/30/24	$11,618	$11,656	$11,007
12/31/24	$11,666	$11,703	$10,826
1/31/25	$11,714	$11,746	$10,884
2/28/25	$11,757	$11,784	$11,123
3/31/25	$11,803	$11,824	$11,128
4/30/25	$11,836	$11,865	$11,171
5/31/25	$11,882	$11,908	$11,091
6/30/25	$11,939	$11,948	$11,262
7/31/25	$11,985	$11,989	$11,232
8/31/25	$12,031	$12,036	$11,366
9/30/25	$12,088	$12,077	$11,490
10/31/25	$12,120	$12,119	$11,562
11/30/25	$12,162	$12,153	$11,634
12/31/25	$12,209	$12,196	$11,617
1/31/26	$12,250	$12,231	$11,629
2/28/26	$12,290	$12,264	$11,820
3/31/26	$12,306	$12,300	$11,611
4/30/26	$12,360	$12,336	$11,624

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class I	4.42%	3.34%	2.71%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/I-Shares/fund-info.html

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

UBS Ultra Short Income Fund

Class I

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/I-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1937

Class I

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Annual Shareholder Report

April 30, 2026

UBS Ultra Short Income Fund

Class P

USIPX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve lowered its overnight rate by 0.75% from a target range of 4.25-4.50% to 3.50 to 3.75% in the latter part of 2025. It proceeded to move Fed policy to more of a neutral posture as inflation moderated and the labor market slowed. With the reduction in the overnight Fed Funds rate, the US treasury rate curve became more upward sloping from the overnight to 2-year part of the curve by the end of the period.

What worked:

• As the Fed eased its policy during the period, yields on the one month to one year part of the Treasury yield curve moved lower. With our duration positioning longer than that of the benchmark, the move lower in front-end yields was additive to performance.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), and Commercial Paper) was additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given that the front-end of the Treasury yield curve was inverted during much of the reporting period, having a higher exposure to floating rate securities may not have been beneficial to performance during this time.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/18	$10,000	$10,000	$10,000
5/31/18	$10,001	$10,001	$9,970
6/30/18	$10,011	$10,018	$9,957
7/31/18	$10,030	$10,033	$9,960
8/31/18	$10,051	$10,052	$10,024
9/30/18	$10,070	$10,067	$9,959
10/31/18	$10,090	$10,084	$9,880
11/30/18	$10,101	$10,105	$9,939
12/31/18	$10,103	$10,124	$10,122
1/31/19	$10,147	$10,144	$10,230
2/28/19	$10,178	$10,162	$10,224
3/31/19	$10,202	$10,184	$10,420
4/30/19	$10,224	$10,204	$10,423
5/31/19	$10,257	$10,227	$10,608
6/30/19	$10,279	$10,249	$10,741
7/31/19	$10,301	$10,268	$10,764
8/31/19	$10,322	$10,289	$11,043
9/30/19	$10,341	$10,307	$10,985
10/31/19	$10,360	$10,327	$11,018
11/30/19	$10,378	$10,340	$11,012
12/31/19	$10,395	$10,355	$11,004
1/31/20	$10,423	$10,368	$11,216
2/29/20	$10,439	$10,384	$11,418
3/31/20	$10,287	$10,414	$11,351
4/30/20	$10,394	$10,415	$11,553
5/31/20	$10,436	$10,415	$11,606
6/30/20	$10,465	$10,416	$11,679
7/31/20	$10,472	$10,418	$11,854
8/31/20	$10,476	$10,419	$11,758
9/30/20	$10,480	$10,420	$11,752
10/31/20	$10,484	$10,422	$11,699
11/30/20	$10,487	$10,422	$11,814
12/31/20	$10,490	$10,424	$11,830
1/31/21	$10,493	$10,425	$11,746
2/28/21	$10,496	$10,425	$11,576
3/31/21	$10,487	$10,426	$11,431
4/30/21	$10,490	$10,426	$11,522
5/31/21	$10,502	$10,427	$11,559
6/30/21	$10,494	$10,426	$11,641
7/31/21	$10,496	$10,427	$11,771
8/31/21	$10,498	$10,427	$11,748
9/30/21	$10,500	$10,428	$11,647
10/31/21	$10,491	$10,427	$11,643
11/30/21	$10,483	$10,428	$11,678
12/31/21	$10,486	$10,429	$11,648
1/31/22	$10,478	$10,428	$11,397
2/28/22	$10,460	$10,430	$11,270
3/31/22	$10,431	$10,433	$10,957
4/30/22	$10,425	$10,434	$10,541
5/31/22	$10,433	$10,441	$10,609
6/30/22	$10,392	$10,444	$10,443
7/31/22	$10,407	$10,449	$10,698
8/31/22	$10,425	$10,466	$10,395
9/30/22	$10,393	$10,493	$9,946
10/31/22	$10,375	$10,509	$9,817
11/30/22	$10,426	$10,544	$10,178
12/31/22	$10,476	$10,582	$10,133
1/31/23	$10,544	$10,615	$10,444
2/28/23	$10,579	$10,650	$10,174
3/31/23	$10,596	$10,696	$10,433
4/30/23	$10,647	$10,730	$10,496
5/31/23	$10,692	$10,773	$10,382
6/30/23	$10,747	$10,822	$10,345
7/31/23	$10,803	$10,866	$10,337
8/31/23	$10,850	$10,915	$10,271
9/30/23	$10,897	$10,965	$10,010
10/31/23	$10,957	$11,014	$9,852
11/30/23	$11,016	$11,064	$10,299
12/31/23	$11,075	$11,116	$10,693
1/31/24	$11,125	$11,164	$10,663
2/29/24	$11,172	$11,210	$10,513
3/31/24	$11,211	$11,260	$10,610
4/30/24	$11,259	$11,309	$10,342
5/31/24	$11,309	$11,363	$10,517
6/30/24	$11,358	$11,410	$10,617
7/31/24	$11,420	$11,461	$10,865
8/31/24	$11,482	$11,517	$11,021
9/30/24	$11,542	$11,567	$11,168
10/31/24	$11,579	$11,611	$10,891
11/30/24	$11,627	$11,656	$11,007
12/31/24	$11,675	$11,703	$10,826
1/31/25	$11,722	$11,746	$10,884
2/28/25	$11,765	$11,784	$11,123
3/31/25	$11,811	$11,824	$11,128
4/30/25	$11,844	$11,865	$11,171
5/31/25	$11,890	$11,908	$11,091
6/30/25	$11,947	$11,948	$11,262
7/31/25	$11,992	$11,989	$11,232
8/31/25	$12,038	$12,036	$11,366
9/30/25	$12,095	$12,077	$11,490
10/31/25	$12,127	$12,119	$11,562
11/30/25	$12,169	$12,153	$11,634
12/31/25	$12,215	$12,196	$11,617
1/31/26	$12,257	$12,231	$11,629
2/28/26	$12,296	$12,264	$11,820
3/31/26	$12,312	$12,300	$11,611
4/30/26	$12,365	$12,336	$11,624

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 5/29/18
Class P	4.40%	3.35%	2.72%
ICE BofA 3 Month US Treasury Bill Index	3.98%	3.42%	2.69%
Bloomberg US Aggregate Bond Index	4.06%	0.18%	1.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The Fund provides updated performance information on its website at: https://www.usshortduration.com/sub-pages/P-Shares/fund-info.html

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$296,959,413
# of Portfolio Holdings	158
Portfolio Turnover Rate	56%
Total Advisory Fees Paid (includes Administration Fees)	$335,739

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
General Motors Financial Co., Inc, 3.850%, due 05/01/26	4.4%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.8
Southern Co., 3.250%, due 07/01/26	1.4
GM Financial Revolving Receivables Trust, 1.170%, due 06/12/34	1.3
Humana, Inc., 3.930%, due 05/01/26	1.3

UBS Ultra Short Income Fund

Class P

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Short-term investments	1.0%
Commercial paper	7.6%
Asset-backed securities	15.1%
Corporate bonds	75.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/P-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1936

Class P

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Annual Shareholder Report

April 30, 2026

UBS RMA Government Money Market Fund

RMGXX

Fund Overview

This annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2025 to April 30, 2026. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$69	0.68%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

Table Summary
FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,373,972,110
# of Master Fund Portfolio Holdings	138
Total Advisory Fees Paid (includes Administration Fees)	$2,109,199
Seven-day current yieldFootnote Reference1	3.06%
Seven-day effective yieldFootnote Reference1	3.11%
Weighted average maturityFootnote Reference2	41 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreement, 3.640%, due 05/01/26	23.8%
J.P. Morgan Securities LLC Repurchase agreement, 3.650%, due 05/01/26	4.1
U.S. Treasury Floating Rate Notes, 3.825%, due 05/01/26	2.1
J.P. Morgan Securities LLC Repurchase agreement, 3.760%, due 07/29/26	2.1
U.S. Treasury Floating Rate Notes, 3.741%, due 05/01/26	1.5

UBS RMA Government Money Market Fund

RMGXX

Master Fund Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	20.5%
Repurchase agreements	32.1%
U.S. government agency obligations	46.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS RMA Government Money Market Fund

S1925

RMGXX

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2026 and April 30, 2025, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $340,498 and $380,143, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2026 and April 30, 2025, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $51,850 and $0, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2026 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2026 and April 30, 2025, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $95,590 and $124,120, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2026 and April 30, 2025, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an Audit Committee Charter (Amended and Restated as of September 14, 2016), as amended (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairman. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairman will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with Securities and Exchange Commission (“SEC”) rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board (“PCAOB”) determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)  Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2026 and April 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2026, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2026 and April 30, 2025, the aggregate fees billed by E&Y of $2,313,764 and $2,146,386, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provided during the relevant fiscal period ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2026	2025
Covered Services	$147,440	$124,120
Non-Covered Services	$2,166,324	$2,022,266

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

UBS Series Funds

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

UBS Liquid Assets Government Fund

Annual Financial Statements  |  April 30, 2026

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—20.8%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	$6,000,000	$6,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	5,000,000	5,000,000
Federal Home Loan Bank Discount Notes
3.455%, due 08/06/26[2]	6,000,000	5,944,144
3.495%, due 06/12/26[2]	6,000,000	5,975,535
3.505%, due 07/13/26[2]	6,000,000	5,957,356
3.515%, due 05/04/26[2]	8,000,000	7,997,657
3.515%, due 09/04/26[2]	6,000,000	5,926,185
3.520%, due 08/14/26[2]	6,000,000	5,938,400
3.530%, due 05/29/26[2]	9,000,000	8,975,290
3.530%, due 06/09/26[2]	8,000,000	7,969,407
3.534%, due 07/22/26[2]	6,000,000	5,951,702
3.535%, due 07/16/26[2]	6,000,000	5,955,223
3.540%, due 06/11/26[2]	9,000,000	8,963,715
3.540%, due 07/13/26[2]	6,000,000	5,956,930
3.545%, due 07/02/26[2]	7,000,000	6,957,263
3.545%, due 07/31/26[2]	12,000,000	11,892,468
3.545%, due 09/02/26[2]	8,000,000	7,902,316
3.555%, due 07/09/26[2]	5,000,000	4,965,931
3.555%, due 07/17/26[2]	6,000,000	5,955,083
3.560%, due 08/24/26[2]	10,000,000	9,886,278
3.565%, due 05/13/26[2]	7,000,000	6,991,682
3.565%, due 07/24/26[2]	10,000,000	9,916,817
3.570%, due 05/15/26[2]	3,000,000	2,995,835
3.570%, due 06/18/26[2]	5,000,000	4,976,200
3.570%, due 08/31/26[2]	9,000,000	8,891,115
3.580%, due 12/14/26[2]	6,000,000	5,864,557
3.595%, due 09/29/26[2]	6,000,000	5,909,526
3.595%, due 11/13/26[2]	6,000,000	5,882,563
3.595%, due 11/20/26[2]	6,000,000	5,878,369
3.610%, due 08/14/26[2]	12,000,000	11,873,650
3.610%, due 09/04/26[2]	8,000,000	7,898,920
3.615%, due 08/04/26[2]	6,000,000	5,942,763
3.615%, due 08/06/26[2]	6,000,000	5,941,557
3.620%, due 07/22/26[2]	6,000,000	5,950,527
3.620%, due 08/14/26[2]	8,000,000	7,915,533
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	4,000,000	4,000,000
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	6,000,000	6,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	5,000,000	5,000,000
Total U.S. government agency obligations (cost—$266,900,497)		266,900,497

U.S. Treasury obligations—14.1%
U.S. Treasury Bills
3.586% due 07/09/26[3]	9,000,000	8,940,056
3.596% due 06/25/26[3]	6,000,000	5,968,054
3.607% due 06/18/26[3]	8,000,000	7,962,720
3.612% due 07/02/26[3]	6,000,000	5,963,833

	Face amount	Value
U.S. Treasury obligations—(continued)
3.632% due 05/05/26[3]	$9,000,000	$8,996,460
3.661% due 05/28/26[3]	8,000,000	7,977,980
3.673% due 07/30/26[3]	12,000,000	11,892,300
3.678% due 07/23/26[3]	12,000,000	11,900,123
3.690% due 06/11/26[3]	8,000,000	7,967,382
3.704% due 07/02/26[3]	7,000,000	6,956,359
3.704% due 08/25/26[3]	12,000,000	11,860,413
3.707% due 10/22/26[3]	12,000,000	11,791,780
3.707% due 10/29/26[3]	12,000,000	11,783,403
3.710% due 08/04/26[3]	6,000,000	5,942,763
3.715% due 09/01/26[3]	13,000,000	12,844,441
3.723% due 10/01/26[3]	7,000,000	6,892,751
3.755% due 06/04/26[3]	10,000,000	9,965,670
3.812% due 05/14/26[3]	5,000,000	4,993,338
3.823% due 05/07/26[3]	8,000,000	7,995,067
3.833% due 05/21/26[3]	8,000,000	7,983,511
U.S. Treasury Notes,
3.625%, due 05/15/26	5,000,000	4,999,162
Total U.S. Treasury obligations (cost—$181,577,566)		181,577,566

Repurchase agreements—66.4%
Repurchase agreement dated 04/30/26 with MUFG Securities Americas, Inc., 3.650% due 05/01/26, collateralized by $361,572,462 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.500% due 09/01/26 to 05/01/56 and $424,595,901 Federal National Mortgage Association obligations, 1.375% to 6.500% due 07/01/32 to 04/01/56; (value—$153,003,058); proceeds: $150,015,208	150,000,000	150,000,000
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $709,629,700 U.S. Treasury Note, 3.750% due 06/30/27; (value—$717,674,973); proceeds: $703,673,929	703,602,787	703,602,787
Total repurchase agreements (cost—$853,602,787)		853,602,787
Total investments—101.3% (cost—$1,302,080,850 which approximates cost for federal income tax purposes)		1,302,080,850

Liabilities in excess of other assets—(1.3)%		(16,221,319)
Net assets—100.0%		$1,285,859,531

1

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$266,900,497	$—	$266,900,497
U.S. Treasury obligations	—	181,577,566	—	181,577,566
Repurchase agreements	—	853,602,787	—	853,602,787
Total	$—	$1,302,080,850	$—	$1,302,080,850

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

2

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investments, at value (cost—$448,478,063)	$ 448,478,063
Repurchase agreements (cost—$853,602,787)	853,602,787
Total investments in securities, at value (cost—$1,302,080,850)	1,302,080,850
Receivable for interest	376,768
Other assets	40,838
Total assets	1,302,498,456

Liabilities:
Payable for investments purchased	12,844,441
Dividends payable to shareholders	3,603,580
Accrued expenses and other liabilities	190,904
Total liabilities	16,638,925
Net assets	$1,285,859,531

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,285,853,351
Distributable earnings (accumulated losses)	6,180
Net assets	$1,285,859,531
Shares outstanding	1,285,849,789
Net asset value per share	$ 1.00

See accompanying notes to financial statements.

3

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest	$44,667,370
Expenses:
Investment advisory and administration fees	443,034
Transfer agency fees	83,206
Custody and fund accounting fees	41,662
Trustees’ fees	31,522
Professional services fees	118,760
Printing and shareholder report fees	25,888
Federal and state registration fees	88,284
Insurance expense	7,742
Other expenses	62,826
Total expenses	902,924
Fee waivers by investment advisor and administrator	(443,034)
Net expenses	459,890
Net investment income (loss)	44,207,480
Net realized gain (loss)	(83)
Net increase (decrease) in net assets resulting from operations	$44,207,397

See accompanying notes to financial statements.

4

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$44,207,480	$51,551,388
Net realized gain (loss)	(83)	5,037
Net increase (decrease) in net assets resulting from operations	44,207,397	51,556,425
Total distributions	(44,207,480)	(51,551,388)
Net increase (decrease) in net assets from beneficial interest transactions	204,639,800	12,542,672
Net increase (decrease) in net assets	204,639,717	12,547,709
Net assets:

Beginning of year	1,081,219,814	1,068,672,105
End of year	$1,285,859,531	$1,081,219,814

See accompanying notes to financial statements.

5

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.040	0.048	0.053	0.030	0.001
Net realized and unrealized gain (loss)	(0.000)[1]	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]
Net increase (decrease) from operations	0.040	0.048	0.053	0.030	0.001
Dividends from net investment income	(0.040)	(0.048)	(0.053)	(0.030)	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	—
Total dividends and distributions	(0.040)	(0.048)	(0.053)	(0.030)	(0.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	4.00%	4.83%	5.42%	2.97%	0.05%
Ratios to average net assets:
Expenses before fee waivers	0.08%	0.06%	0.06%	0.07%	0.07%
Expenses after fee waivers	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	3.99%	4.82%	5.30%	2.97%	0.05%
Supplemental data:
Net assets, end of year (000’s)	$1,285,860	$1,081,220	$1,068,672	$988,106	$1,018,771

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM”), is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted certain policies that enables it to use the amortized cost method of valuation. The Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market

7

UBS Liquid Assets Government Fund

Notes to financial statements

fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its

8

UBS Liquid Assets Government Fund

Notes to financial statements

counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

9

UBS Liquid Assets Government Fund

Notes to financial statements

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended April 30, 2026, its direct advisory/administrative costs and expenses approximate an annual rate of 0.04% of the average daily net assets of the Fund effective May 1, 2025. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended April 30, 2026, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2026	2025

Shares sold	5,927,026,250	4,843,359,942

Shares repurchased	(5,766,232,732)	(4,882,733,338)

Dividends reinvested	43,846,282	51,916,068

Net increase (decrease) in beneficial interest	204,639,800	12,542,672

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2026 and April 30, 2025 was ordinary income in the amount of $44,207,480 and $51,551,388, respectively.

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$3,609,843	$—	$(83)	$—	$(3,603,580)	$6,180

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2026, the Fund had capital loss carryforwards of $83 in short-term capital losses.

10

UBS Liquid Assets Government Fund

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2026, the Fund did not incur any interest or penalties.

The income generated by UBS Liquid Assets Government Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

12

UBS Liquid Assets Government Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $44,207,055 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2026.

13

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S131

Limited Purpose Cash Investment Fund

Annual Financial Statements  |  April 30, 2026

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—7.8%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.090%, 3.720%, due 05/01/26[1]	$46,000,000	$46,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	56,000,000	56,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	31,000,000	31,001,719
1 day USD SOFR + 0.125%, 3.755%, due 05/01/26[1]	19,000,000	19,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	22,000,000	22,000,000
Federal Home Loan Bank Discount Notes
3.540%, due 06/26/26[2]	63,000,000	62,653,080
3.545%, due 07/31/26[2]	76,000,000	75,320,887
3.555%, due 07/17/26[2]	66,000,000	65,498,153
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	38,000,000	38,000,000
1 day USD SOFR + 0.015%, 3.645%, due 05/01/26[1]	44,000,000	44,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	38,000,000	38,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	39,000,000	39,000,000
1 day USD SOFR + 0.045%, 3.675%, due 05/01/26[1]	39,000,000	39,000,000
1 day USD SOFR + 0.060%, 3.690%, due 05/01/26[1]	23,000,000	23,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	21,000,000	21,000,000
1 day USD SOFR + 0.100%, 3.730%, due 05/01/26[1]	116,000,000	116,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	55,000,000	55,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	13,000,000	13,000,000
1 day USD SOFR + 0.150%, 3.780%, due 05/01/26[1]	29,000,000	29,000,000
Total U.S. government agency obligations (cost—$832,473,839)		832,473,839

U.S. Treasury obligations—55.8%
U.S. Treasury Bills
3.586% due 07/09/26[3]	50,000,000	49,666,979
3.586% due 07/09/26[3]	35,000,000	34,766,885
3.596% due 06/25/26[3]	18,000,000	17,904,163
3.596% due 06/25/26[3]	50,000,000	49,733,785
3.601% due 05/12/26[3]	82,000,000	81,912,055
3.602% due 07/16/26[3]	32,000,000	31,764,231
3.602% due 07/16/26[3]	50,000,000	49,631,611
3.607% due 06/18/26[3]	21,000,000	20,902,140
3.607% due 06/18/26[3]	50,000,000	49,767,000
3.612% due 07/02/26[3]	50,000,000	49,698,611
3.612% due 07/02/26[3]	3,000,000	2,981,917
3.613% due 08/13/26[3]	125,000,000	123,736,111
3.613% due 08/20/26[3]	100,000,000	98,920,833

	Face amount	Value
U.S. Treasury obligations—(continued)
3.613% due 08/20/26[3]	$15,000,000	$14,838,125
3.632% due 05/05/26[3]	50,000,000	49,980,333
3.632% due 05/05/26[3]	34,000,000	33,986,627
3.634% due 07/23/26[3]	4,000,000	3,967,538
3.634% due 07/23/26[3]	100,000,000	99,188,444
3.639% due 07/30/26[3]	1,000,000	991,188
3.639% due 07/30/26[3]	100,000,000	99,118,750
3.639% due 08/06/26[3]	13,000,000	12,876,527
3.639% due 08/06/26[3]	100,000,000	99,050,208
3.639% due 08/27/26[3]	100,000,000	98,844,583
3.639% due 08/27/26[3]	18,000,000	17,792,025
3.649% due 09/03/26[3]	100,000,000	98,772,569
3.649% due 09/03/26[3]	17,000,000	16,791,337
3.649% due 09/10/26[3]	14,000,000	13,818,537
3.649% due 09/10/26[3]	100,000,000	98,703,833
3.652% due 05/19/26[3]	31,000,000	30,944,820
3.652% due 05/19/26[3]	50,000,000	49,911,000
3.673% due 05/26/26[3]	35,000,000	34,912,986
3.673% due 05/26/26[3]	50,000,000	49,875,694
3.673% due 05/28/26[3]	100,000,000	99,730,750
3.673% due 05/28/26[3]	18,000,000	17,951,535
3.673% due 07/30/26[3]	11,000,000	10,901,275
3.673% due 07/30/26[3]	100,000,000	99,102,500
3.684% due 05/07/26[3]	100,000,000	99,940,000
3.684% due 05/07/26[3]	13,000,000	12,992,200
3.684% due 05/14/26[3]	125,000,000	124,837,500
3.684% due 05/21/26[3]	100,000,000	99,800,000
3.684% due 05/21/26[3]	15,000,000	14,970,000
3.684% due 06/02/26[3]	7,000,000	6,977,662
3.684% due 06/02/26[3]	100,000,000	99,680,889
3.684% due 06/30/26[3]	100,000,000	99,401,667
3.684% due 06/30/26[3]	15,000,000	14,910,250
3.684% due 07/07/26[3]	100,000,000	99,331,861
3.684% due 07/07/26[3]	15,000,000	14,899,779
3.686% due 09/17/26[3]	39,000,000	38,462,417
3.686% due 09/17/26[3]	50,000,000	49,310,792
3.689% due 06/09/26[3]	11,000,000	10,957,160
3.689% due 06/09/26[3]	100,000,000	99,610,542
3.689% due 06/11/26[3]	14,000,000	13,942,520
3.689% due 06/11/26[3]	100,000,000	99,589,431
3.689% due 06/16/26[3]	23,000,000	22,894,347
3.689% due 06/16/26[3]	100,000,000	99,540,639
3.689% due 06/23/26[3]	15,000,000	14,920,610
3.689% due 06/23/26[3]	100,000,000	99,470,736
3.694% due 06/04/26[3]	17,000,000	16,942,039
3.694% due 06/04/26[3]	100,000,000	99,659,056
3.694% due 06/18/26[3]	39,000,000	38,812,280
3.694% due 06/18/26[3]	50,000,000	49,759,333
3.694% due 07/14/26[3]	114,000,000	113,156,400
3.694% due 07/23/26[3]	100,000,000	99,167,694
3.694% due 07/23/26[3]	11,000,000	10,908,446
3.694% due 08/11/26[3]	109,000,000	107,888,200
3.697% due 06/11/26[3]	50,000,000	49,796,139
3.697% due 06/11/26[3]	22,000,000	21,910,301
3.704% due 07/02/26[3]	2,000,000	1,987,531
3.704% due 07/02/26[3]	50,000,000	49,688,278
3.704% due 07/16/26[3]	50,000,000	49,617,889

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3.704% due 07/16/26[3]	$10,000,000	$9,923,578
3.704% due 07/21/26[3]	50,000,000	49,593,875
3.704% due 07/21/26[3]	39,000,000	38,683,222
3.704% due 08/25/26[3]	100,000,000	98,836,778
3.704% due 08/25/26[3]	14,000,000	13,837,149
3.707% due 10/22/26[3]	100,000,000	98,264,833
3.707% due 10/22/26[3]	11,000,000	10,809,132
3.707% due 10/29/26[3]	100,000,000	98,195,028
3.707% due 10/29/26[3]	11,000,000	10,801,453
3.710% due 08/04/26[3]	4,000,000	3,961,842
3.710% due 08/04/26[3]	50,000,000	49,523,021
3.715% due 09/01/26[3]	100,000,000	98,803,389
3.715% due 09/01/26[3]	8,000,000	7,904,271
3.720% due 06/25/26[3]	50,000,000	49,722,326
3.720% due 06/25/26[3]	39,000,000	38,783,415
3.720% due 07/09/26[3]	1,000,000	993,033
3.720% due 07/09/26[3]	50,000,000	49,651,646
3.720% due 08/18/26[3]	100,000,000	98,902,431
3.720% due 08/18/26[3]	21,000,000	20,769,510
3.723% due 10/01/26[3]	50,000,000	49,233,937
3.723% due 10/01/26[3]	2,000,000	1,969,358
3.728% due 10/15/26[3]	50,000,000	49,162,681
3.728% due 10/15/26[3]	10,000,000	9,832,536
3.730% due 07/28/26[3]	50,000,000	49,555,722
3.730% due 07/28/26[3]	38,000,000	37,662,349
3.733% due 10/08/26[3]	1,000,000	983,933
3.733% due 10/08/26[3]	50,000,000	49,196,667
3.749% due 09/24/26[3]	39,000,000	38,425,855
3.749% due 09/24/26[3]	50,000,000	49,263,917
3.755% due 06/04/26[3]	100,000,000	99,656,694
3.791% due 05/28/26[3]	50,000,000	49,862,375
3.791% due 05/28/26[3]	20,000,000	19,944,950
3.812% due 05/14/26[3]	48,000,000	47,936,040
3.823% due 05/07/26[3]	18,000,000	17,988,900
3.823% due 05/07/26[3]	50,000,000	49,969,167
3.833% due 05/21/26[3]	22,000,000	21,954,656
3.833% due 05/21/26[3]	50,000,000	49,896,944
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[1]	98,000,000	97,989,890
3 mo. Treasury money market yield + 0.099%, 3.742% due 05/01/26[1]	170,000,000	169,982,001
3 mo. Treasury money market yield + 0.159%, 3.802% due 05/01/26[1]	45,000,000	44,979,648
3 mo. Treasury money market yield + 0.160%, 3.803% due 05/01/26[1]	87,000,000	87,006,558
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[1]	99,000,000	98,983,793
3 mo. Treasury money market yield + 0.190%, 3.833% due 05/01/26[1]	44,000,000	44,000,000
U.S. Treasury Notes
1.250% due 12/31/26	53,000,000	52,143,229
3.625% due 05/15/26	43,000,000	42,992,797
Total U.S. Treasury obligations (cost—$5,937,706,622)		5,937,706,622

	Face amount	Value
Repurchase agreements—36.7%
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.640% due 05/01/26, collateralized by $530,312,562 U.S. Treasury Bond Strip, zero coupon due 05/15/27; (value—$510,000,000); proceeds: $500,050,556	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/26 with BofA Securities, Inc., 3.640% due 05/01/26, collateralized by $183,906,300 U.S. Treasury Bills, zero coupon due 05/14/26 to 10/22/26, $303,303,300 U.S. Treasury Inflation Index Notes, 1.125% to 1.625% due 10/15/29 to 10/15/30 and $441,204,000 U.S. Treasury Note, 3.375% due 12/31/27; (value—$933,300,079); proceeds: $915,092,517	915,000,000	915,000,000
Repurchase agreement dated 04/30/26 with BofA Securities, Inc., 3.650% due 05/01/26, collateralized by $681,558,562 Federal Home Loan Mortgage Corp., obligations, 2.000% to 7.000% due 09/01/26 to 05/01/56 and $570,110,411 Federal National Mortgage Association obligations, 2.000% to 7.500% due 01/01/30 to 04/01/56; (value—$1,020,000,000); proceeds: $1,000,101,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $1,514,883,100 U.S. Treasury Bills, zero coupon due 10/22/26 to 10/29/26, $12,011,500 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27 and $20,421,000 U.S. Treasury Note, 1.250% due 12/31/26; (value—$1,523,880,026); proceeds: $1,494,151,060	1,494,000,000	1,494,000,000
Total repurchase agreements (cost—$3,909,000,000)		3,909,000,000
Total investments—100.3% (cost—$10,679,180,461 which approximates cost for federal income tax purposes)		10,679,180,461

Liabilities in excess of other assets—(0.3)%		(35,397,638)
Net assets—100.0%		$10,643,782,823

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$832,473,839	$—	$832,473,839
U.S. Treasury obligations	—	5,937,706,622	—	5,937,706,622
Repurchase agreements	—	3,909,000,000	—	3,909,000,000
Total	$—	$10,679,180,461	$—	$10,679,180,461

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investments, at value (cost—$6,770,180,461)	$6,770,180,461
Repurchase agreements, at value (cost— $3,909,000,000)	3,909,000,000
Total investments in securities, at value (cost—$10,679,180,461)	10,679,180,461
Cash	100,830,111
Receivable for interest	3,944,764
Total assets	10,783,955,336

Liabilities:
Payable for investments purchased	106,707,660
Dividends payable to shareholders	32,973,747
Payable to affiliate	491,106
Total liabilities	140,172,513
Net assets	$10,643,782,823

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	10,643,824,837
Distributable earnings (accumulated losses)	(42,014)
Net assets	$10,643,782,823
Shares outstanding	10,644,588,591
Net asset value per share	$1.0000

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2026
Investment income:
Interest	$390,025,182
Expenses:
Investment advisory and administration fees	11,618,014
Total expenses	11,618,014
Fee waivers and/or expense reimbursements by investment manager and administrator	(5,809,007)
Net expenses	5,809,007
Net investment income (loss)	384,216,175
Net realized gain (loss) on investments	174,081
Net change in unrealized appreciation (depreciation) from investments	(473,811)
Net realized and unrealized gain (loss)	(299,730)
Net increase (decrease) in net assets resulting from operations	$383,916,445

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$384,216,175	$271,607,217
Net realized gain (loss)	174,081	51
Net change in unrealized appreciation (depreciation)	(473,811)	388,986
Net increase (decrease) in net assets resulting from operations	383,916,445	271,996,254
Total distributions	(384,216,175)	(271,607,217)
Net increase (decrease) in net assets from beneficial interest transactions	2,007,163,884	2,990,553,897
Net increase (decrease) in net assets	2,006,864,154	2,990,942,934
Net assets:

Beginning of year	8,636,918,669	5,645,975,735
End of year	$10,643,782,823	$8,636,918,669

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$0.9999	$0.9999	$0.9999	$0.9998	$1.0000
Net investment income (loss)	0.0400	0.0481	0.0529	0.0292	0.0004
Net realized and unrealized gain (loss)	0.0001	0.0000 [2]	0.0000 [2]	0.0001	(0.0002)
Net increase (decrease) from operations	0.0401	0.0481	0.0529	0.0293	0.0002
Dividends from net investment income	(0.0400)	(0.0481)	(0.0529)	(0.0292)	(0.0004)
Distributions from net realized gains	—	—	—	—	(0.0000)[2]
Total dividends and distributions	(0.0400)	(0.0481)	(0.0529)	(0.0292)	(0.0004)
Net asset value, end of year	$1.0000	$0.9999	$0.9999	$0.9999	$0.9998
Total investment return[3]	4.04%	4.78%	5.36%	2.91%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%	0.06%	0.06%	0.04%
Net investment income (loss)	3.97%	4.75%	5.29%	2.92%	0.04%
Supplemental data:
Net assets, end of year (000’s)	$10,643,783	$8,636,919	$5,645,976	$5,535,344	$5,249,952

[1]

Effective after the close of business on November 14, 2025, the Fund underwent a reverse share split. The shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

Limited Purpose Cash Investment Fund

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted certain policies that enables it to use the amortized cost method of valuation. The Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Limited Purpose Cash Investment Fund

Notes to financial statements

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Limited Purpose Cash Investment Fund

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2026, UBS AM is owed $1,042,644 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2026 do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2026, UBS AM waived $5,809,007 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2026, UBS AM owed the Fund $551,538 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of the Fund’s average daily net assets, and that the amount disclosed in the paragraph above for accrued advisory and administration fees is net of independent trustees’ fees and expenses previously paid. At April 30, 2026, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2026, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share fluctuated prior to November 17, 2025, were as follows:

	For the year ended April 30, 2026		For the year ended April 30, 2025
	Shares[1]	Amount	Shares[1]	Amount
Shares sold	63,548,387,433	$63,547,782,850	37,452,767,215	$37,451,070,290
Shares repurchased	(61,725,307,518)	(61,724,646,192)	(34,598,082,403)	(34,596,538,214)
Dividends reinvested	184,030,195	184,027,226	136,031,561	136,021,821
Net increase (decrease)	2,007,110,110	$2,007,163,884	2,990,716,373	$2,990,553,897

[1]

Effective after the close of business on November 14, 2025, the Fund underwent a reverse share split. The shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

Limited Purpose Cash Investment Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2026 and April 30, 2025, was ordinary income in the amount of $384,216,175 and $271,607,217, respectively.

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$32,973,747	$—	$(42,014)	$—	$(32,973,747)	$(42,014)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2026, the Fund had capital loss carryforwards of $42,014 in short-term capital losses.

During the fiscal year ended April 30, 2026, the Fund utilized capital loss carryforwards to offset current year realized gains of $174,081.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Fund did not incur any interest or penalties.

The income generated by Limited Purpose Cash Investment Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Stock Split

After the close of business on November 14, 2025, the Fund engaged in a 1 for 1.0003 reverse share split in order to bring the Fund’s net asset value per share to $1.0000 immediately prior to the Fund converting to using the amortized cost method of valuation in order to seek to maintain a stable $1.00 net asset value per share (the “Conversion”). The Conversion became effective on November 17, 2025; the Conversion facilitated the introduction of multiple daily pricing times.

12

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

13

Limited Purpose Cash Investment Fund

General information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates $384,171,516 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2026.

14

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

UBS RMA Government Money Market Fund

Annual Financial Statements  |  April 30, 2026

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,377,876,460, which approximates cost for federal income tax purposes)	$1,377,876,460
Other assets	147,596
Total assets	1,378,024,056

Liabilities:
Dividends payable to shareholders	3,160,666
Payable to affiliate	127,361
Payable to custodian	2,733
Accrued expenses and other liabilities	761,186
Total liabilities	4,051,946
Net assets	$1,373,972,110

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,373,984,702
Distributable earnings (accumulated losses)	(12,592)
Net assets	$1,373,972,110
Shares outstanding	1,373,984,703
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest income allocated from Master Fund	$42,630,922
Expenses allocated from Master Fund	(1,055,917)
Net investment income allocated from Master Fund	41,575,005
Expenses:
Administration fees	1,053,282
Service fees	2,633,205
Transfer agency and related services fees	1,918,644
Accounting fees	8,215
Trustees’ fees	27,846
Professional fees	92,064
Reports and notices to shareholders	133,747
Federal and state registration fees	172,999
Insurance fees	6,318
Other expenses	14,394
Total expenses	6,060,714
Net investment income (loss)	35,514,291
Net realized gain (loss) allocated from Master Fund	24,158
Net increase (decrease) in net assets resulting from operations	$35,538,449

2

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 35,514,291	$37,701,081
Net realized gain (loss) allocated from Master Fund	24,158	37,901
Net increase (decrease) in net assets resulting from operations	35,538,449	37,738,982
Total distributions	(35,552,191)	(37,701,081)
Net increase (decrease) in net assets from beneficial interest transactions	420,702,673	145,228,831
Net increase (decrease) in net assets	420,688,931	145,266,732
Net assets:

Beginning of year	953,283,179	808,016,447
End of year	$1,373,972,110	$953,283,179

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.034	0.042	0.047	0.025	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	—	—	0.000 [1]
Net increase (decrease) from operations	0.034	0.042	0.047	0.025	0.000 [1]
Dividends from net investment income	(0.034)	(0.042)	(0.047)	(0.025)	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	—	—	—	(0.000)[1]
Total dividends and distributions	(0.034)	(0.042)	(0.047)	(0.025)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	3.38%	4.17%	4.73%	2.52%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.68%	0.69%	0.68%	0.64%	0.58%
Expenses after fee waivers and/or expense reimbursements[3]	0.68%	0.69%	0.68%	0.57%	0.08%
Net investment income (loss)[3]	3.37%	4.16%	4.69%	2.47%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$1,373,972	$953,283	$808,016	$845,526	$1,043,591

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (5.70% at April 30, 2026).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as both the Master and Feeder Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Master Fund’s long-term strategic asset allocation is

5

UBS RMA Government Money Market Fund

Notes to financial statements

pre-determined in accordance with the Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Money Market Fund	0.10%

At April 30, 2026, the Fund owed UBS AM $127,361 for administrative services.

6

UBS RMA Government Money Market Fund

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets.

Fund	Shareholder servicing fee
RMA Government Money Market Fund	0.25%

At April 30, 2026, the Fund owed UBS AM—US $261,231 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2026, UBS AM and UBS AM—US did not voluntarily waive fees and/or reimburse expenses.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $1,001,163.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2026	2025
Shares sold	30,712,366,792	25,138,563,706
Shares repurchased	(30,324,917,927)	(25,028,263,638)
Dividends reinvested	33,253,808	34,928,763
Net increase (decrease) in shares outstanding	420,702,673	145,228,831

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2026 and April 30, 2025 were as follows:

	2026
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$35,552,191	$—	$35,552,191

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$37,701,081	$—	$37,701,081

7

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Other temporary differences	Total
RMA Government Money Market Fund	$3,147,454	$20,531	$(3,180,577)	$(12,592)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2026, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2026, the Fund did not incur any interest or penalties.

The income generated by UBS RMA Government Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

UBS RMA Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

9

UBS RMA Government Money Market Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $35,514,290 of ordinary income distributions paid as qualified interest income and $37,901 as qualified short term capital gains for the fiscal year ended April 30, 2026.

10

Master Trust

Annual Financial Statements  |  April 30, 2026

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense information relevant to the particular feeder fund; the expense information for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2025 to April 30, 2026.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2025	Ending account value April 30, 2026	Expenses paid during period 11/01/25 to 04/30/26[1]	Expense ratio during the period
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
U.S. government agency obligations	46.4%
Repurchase agreements	32.1
U.S. Treasury obligations	20.5
Other assets in excess of liabilities	1.0
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—46.4%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	$140,000,000	$140,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	191,000,000	190,996,817
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.035%, 3.665%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.040%, 3.670%, due 05/01/26[1]	61,500,000	61,500,000
1 day USD SOFR + 0.050%, 3.680%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	79,000,000	79,000,000
1 day USD SOFR + 0.090%, 3.720%, due 05/01/26[1]	109,000,000	109,000,000
1 day USD SOFR + 0.095%, 3.725%, due 05/01/26[1]	140,000,000	140,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	241,000,000	241,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	100,000,000	100,005,547
1 day USD SOFR + 0.125%, 3.755%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 3.765%, due 05/01/26[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.455%, due 08/06/26[2]	136,000,000	134,733,934
3.495%, due 06/12/26[2]	127,000,000	126,482,158
3.495%, due 09/14/26[2]	132,000,000	130,257,160
3.495%, due 09/16/26[2]	131,000,000	129,244,928
3.500%, due 07/17/26[2]	138,000,000	136,966,917
3.505%, due 07/13/26[2]	141,000,000	139,997,862
3.515%, due 05/04/26[2]	206,000,000	205,939,659
3.515%, due 09/04/26[2]	137,000,000	135,314,557
3.520%, due 08/07/26[2]	176,000,000	174,313,529
3.520%, due 08/14/26[2]	141,000,000	139,552,400
3.525%, due 08/12/26[2]	176,000,000	174,224,967
3.525%, due 08/18/26[2]	214,000,000	211,715,996
3.530%, due 05/29/26[2]	213,000,000	212,415,197
3.530%, due 06/09/26[2]	205,000,000	204,216,046
3.530%, due 08/03/26[2]	176,000,000	174,377,769
3.530%, due 08/06/26[2]	251,000,000	248,612,641
3.534%, due 07/22/26[2]	136,000,000	134,905,245
3.535%, due 07/16/26[2]	141,000,000	139,947,748
3.535%, due 07/31/26[2]	152,000,000	150,641,774
3.540%, due 06/11/26[2]	214,000,000	213,137,223
3.540%, due 06/26/26[2]	134,000,000	133,262,107
3.540%, due 07/13/26[2]	141,000,000	139,987,855
3.540%, due 08/20/26[2]	265,000,000	262,107,525
3.545%, due 07/02/26[2]	171,000,000	169,955,997
3.545%, due 07/31/26[2]	278,000,000	275,508,850
3.545%, due 09/02/26[2]	169,000,000	166,936,416
3.550%, due 07/17/26[2]	218,000,000	216,344,714

	Face amount	Value
U.S. government agency obligations—(continued)
3.555%, due 07/09/26[2]	$129,000,000	$128,121,026
3.555%, due 07/17/26[2]	163,000,000	161,760,589
3.560%, due 08/24/26[2]	206,000,000	203,657,322
3.565%, due 05/13/26[2]	171,000,000	170,796,795
3.565%, due 07/24/26[2]	212,000,000	210,236,513
3.570%, due 05/15/26[2]	81,000,000	80,887,545
3.570%, due 06/18/26[2]	129,000,000	128,385,960
3.570%, due 08/31/26[2]	195,000,000	192,640,825
3.580%, due 12/14/26[2]	121,000,000	118,268,559
3.585%, due 01/15/27[2]	121,000,000	117,879,158
3.595%, due 09/29/26[2]	117,000,000	115,235,754
3.595%, due 11/13/26[2]	117,000,000	114,709,985
3.595%, due 11/20/26[2]	122,000,000	119,526,840
3.610%, due 09/04/26[2]	169,000,000	166,864,685
3.615%, due 08/04/26[2]	122,000,000	120,836,171
3.615%, due 08/06/26[2]	122,000,000	120,811,669
3.620%, due 07/22/26[2]	117,000,000	116,035,270
3.620%, due 08/14/26[2]	169,000,000	167,215,642
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	100,000,000	100,000,000
1 day USD SOFR + 0.015%, 3.645%, due 05/01/26[1]	182,000,000	182,000,000
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	359,000,000	359,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	225,000,000	225,000,000
1 day USD SOFR + 0.045%, 3.675%, due 05/01/26[1]	98,000,000	98,000,000
1 day USD SOFR + 0.060%, 3.690%, due 05/01/26[1]	67,000,000	67,000,000
1 day USD SOFR + 0.080%, 3.710%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 3.730%, due 05/01/26[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	237,000,000	237,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	70,000,000	70,000,000
1 day USD SOFR + 0.150%, 3.780%, due 05/01/26[1]	80,000,000	80,000,000
1 day USD SOFR + 0.180%, 3.810%, due 05/01/26[1]	176,000,000	176,000,000
Federal National Mortgage Association 1 day USD SOFR + 0.080% 3.710%, due 05/01/26[1]	43,000,000	43,000,000
Total U.S. government agency obligations (cost—$11,220,473,846)		11,220,473,846

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value

U.S. Treasury obligations—20.5%
U.S. Treasury Bills
3.586% due 07/09/26[3]	$200,000,000	$198,667,917
3.586% due 07/09/26[3]	7,000,000	6,953,377
3.596% due 06/25/26[3]	200,000,000	198,935,139
3.596% due 06/25/26[3]	1,000,000	994,676
3.607% due 06/18/26[3]	49,000,000	48,771,660
3.607% due 06/18/26[3]	150,000,000	149,301,000
3.612% due 07/02/26[3]	100,000,000	99,397,222
3.612% due 07/02/26[3]	30,000,000	29,819,167
3.632% due 05/05/26[3]	200,000,000	199,921,333
3.632% due 05/05/26[3]	3,000,000	2,998,820
3.673% due 07/30/26[3]	41,000,000	40,632,025
3.673% due 07/30/26[3]	200,000,000	198,205,000
3.694% due 07/23/26[3]	35,000,000	34,708,693
3.694% due 07/23/26[3]	200,000,000	198,335,389
3.697% due 06/11/26[3]	200,000,000	199,184,555
3.697% due 06/11/26[3]	3,000,000	2,987,768
3.704% due 07/02/26[3]	100,000,000	99,376,556
3.704% due 07/02/26[3]	30,000,000	29,812,967
3.704% due 08/25/26[3]	200,000,000	197,673,555
3.704% due 08/25/26[3]	37,000,000	36,569,608
3.707% due 10/22/26[3]	35,000,000	34,392,692
3.707% due 10/22/26[3]	200,000,000	196,529,667
3.707% due 10/29/26[3]	41,000,000	40,259,961
3.707% due 10/29/26[3]	200,000,000	196,390,056
3.710% due 08/04/26[3]	24,000,000	23,771,050
3.710% due 08/04/26[3]	100,000,000	99,046,042
3.715% due 09/01/26[3]	200,000,000	197,606,778
3.715% due 09/01/26[3]	48,000,000	47,425,627
3.723% due 10/01/26[3]	30,000,000	29,540,362
3.723% due 10/01/26[3]	100,000,000	98,467,875
3.755% due 06/04/26[3]	250,000,000	249,141,736
3.755% due 06/04/26[3]	15,000,000	14,948,504
3.791% due 05/28/26[3]	150,000,000	149,587,125
3.791% due 05/28/26[3]	49,000,000	48,865,127
3.812% due 05/14/26[3]	35,000,000	34,953,362
3.812% due 05/14/26[3]	100,000,000	99,866,750
3.823% due 05/07/26[3]	150,000,000	149,907,500
3.823% due 05/07/26[3]	48,000,000	47,970,400
3.833% due 05/21/26[3]	200,000,000	199,587,778
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[1]	370,000,000	369,966,843
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[1]	516,000,000	515,964,561
U.S. Treasury Notes, 3.625%, due 05/15/26	124,000,000	123,979,228
Total U.S. Treasury obligations (cost—$4,941,415,451)		4,941,415,451

Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.630% due 06/04/26, collateralized by $136,750,751 Federal Home Loan Mortgage Corp., obligations, 2.500% to 7.000% due 10/01/38 to 04/01/56; (value—$102,000,000); proceeds: $100,292,417[4]	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 3.640% due 05/07/26, collateralized by $73,866,329 Federal Home Loan Mortgage Corp., obligation, 5.000% due 04/01/56 and $219,032,063 Federal National Mortgage Association obligation, 3.000% due 06/01/43; (value—$204,000,000); proceeds: $200,586,444[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/26 with TD Securities (USA) LLC, 3.640% due 05/01/26, collateralized by $295,405,886 Government National Mortgage Association obligations, 2.000% to 7.690% due 02/20/34 to 11/16/65; (value—$204,000,000); proceeds: $200,020,222	200,000,000	200,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.760% due 07/29/26, collateralized by $3,666,087,037 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 10/25/27 to 10/15/61, $4,249,351,320 Federal National Mortgage Association obligations, zero coupon to 8.466% due 02/25/27 to 04/25/56 and $18,302,525,287 Government National Mortgage Association obligations, zero coupon to 6.500% due 03/16/30 to 05/16/67; (value—$515,000,000); proceeds: $501,514,444[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.650% due 05/01/26, collateralized by $297,833,216 Federal Home Loan Mortgage Corp., obligations, 5.000% due 03/01/56 to 05/01/56 and $909,842,502 Federal National Mortgage Association obligations, 1.500% to 7.500% due 03/01/31 to 05/01/56; (value—$1,020,000,000); proceeds: $1,000,101,389	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $1,296,120,800 U.S. Treasury Bills, zero coupon due 07/23/26 to 07/30/26, $1,099,338,300 U.S. Treasury Inflation Index Note, 0.125% due 07/15/26 and $3,089,158,500 U.S. Treasury Notes, 3.375% to 4.375% due 07/31/32 to 05/15/34; (value—$5,862,960,378); proceeds: $5,748,581,187	$5,748,000,000	$5,748,000,000
Total repurchase agreements (cost—$7,748,000,000)		7,748,000,000
Total investments—99.0% (cost—$23,909,889,297 which approximates cost for federal income tax purposes)		23,909,889,297

Other assets in excess of liabilities—1.0%		251,375,049
Net assets—100.0%		$24,161,264,346

Government Master Fund

Portfolio of investments—April 30, 2026

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$11,220,473,846	$—	$11,220,473,846
U.S. Treasury obligations	—	4,941,415,451	—	4,941,415,451
Repurchase agreements	—	7,748,000,000	—	7,748,000,000
Total	$—	$23,909,889,297	$—	$23,909,889,297

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investments, at value (cost—$16,161,889,297)	$16,161,889,297
Repurchase agreements (cost—$7,748,000,000)	7,748,000,000
Total investments in securities, at value (cost—$23,909,889,297)	23,909,889,297
Cash	475,043,933
Receivable for interest	23,304,765
Total assets	24,408,237,995

Liabilities:
Payable for investments purchased	245,032,404
Payable to affiliate	1,941,245
Total liabilities	246,973,649
Net assets, at value	$24,161,264,346

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest	$1,039,776,750
Expenses:
Investment advisory and administration fees	25,557,729
Trustees’ fees	106,769
Total expenses	25,664,498
Net investment income (loss)	1,014,112,252
Net realized gain (loss)	597,710
Net increase (decrease) in net assets resulting from operations	$1,014,709,962

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,014,112,252	$1,248,575,044
Net realized gain (loss)	597,710	1,158,182
Net increase (decrease) in net assets resulting from operations	1,014,709,962	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	(896,200,281)	(530,449,132)
Net increase (decrease) in net assets	118,509,681	719,284,094
Net assets:

Beginning of year	24,042,754,665	23,323,470,571
End of year	$24,161,264,346	$24,042,754,665

See accompanying notes to financial statements.

19

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.06%
Net investment income (loss)	3.95%	4.77%	5.25%	3.78%	0.02%
Supplemental data:
Total investment return[1]	4.04%	4.90%	5.39%	3.14%	0.03%
Net assets, end of year (000’s)	$24,161,264	$24,042,755	$23,323,471	$19,234,965	$4,297,678

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

20

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests

21

Government Master Fund

Notes to financial statements

99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or

22

Government Master Fund

Notes to financial statements

upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Government Master Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management

23

Government Master Fund

Notes to financial statements

Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2026, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,941,245

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2026, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2026, the Master Fund did not experience this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$103,480,224,450	$92,715,049,160
Withdrawals	(104,376,424,731)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$(896,200,281)	$(530,449,132)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would

24

Government Master Fund

Notes to financial statements

require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended April 30, 2026, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

Government Master Fund

Report of Independent Registered Public Accounting Firm

To the Interest holders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

26

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1676

UBS Institutional/Reserves Funds

Annual Financial Statements  |  April 30, 2026

Includes:

•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select 100% US Treasury Institutional Fund
•	UBS Prime Reserves Fund

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2026

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund*	UBS Prime Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,099,729,153	$16,538,223,759	$7,678,001,226	$14,221,827,898
Investments in Master Fund, at value	9,099,729,153	16,538,223,759	7,678,001,226	14,221,827,898
Other assets	—	—	64,913	—
Total assets	9,099,729,153	16,538,223,759	7,678,066,139	14,221,827,898

Liabilities:
Dividends payable to shareholders	26,054,816	47,964,691	22,162,001	42,432,575
Payable to affiliate	535,870	1,043,741	367,604	900,246
Payable to custodian	—	—	2,769	—
Accrued expenses and other liabilities	2,724	9,811	934,175	16,527
Total liabilities	26,593,410	49,018,243	23,466,549	43,349,348
Net assets	$9,073,135,743	$16,489,205,516	$7,654,599,590	$14,178,478,550

Net assets consists of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,072,924,345	16,488,578,823	7,654,402,420	14,178,504,260
Distributable earnings (accumulated losses)	211,398	626,693	197,170	(25,710)
Net assets	$9,073,135,743	$16,489,205,516	$7,654,599,590	$14,178,478,550
Shares outstanding	9,072,934,059	16,488,579,140	—	14,177,629,582
Net asset value per share	$ 1.00	$ 1.00	$ —	$ 1.00

Institutional Shares
Net Assets	$ —	$ —	$7,654,499,590	$ —
Shares Outstanding	—	—	7,654,302,420	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

Token-Enabled Shares
Net Assets	$ —	$ —	$ 100,000	$ —
Shares Outstanding	—	—	100,000	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

*	UBS Select 100% US Treasury Institutional Fund issues two separate classes of shares, namely Institutional Shares and Token-Enabled Shares; the other funds only offer a single class of shares.

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2026

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund	UBS Prime Reserves Fund
Investment income:
Interest income allocated from Master Fund	$390,012,752	$762,218,946	$290,581,026	$622,066,734
Expenses allocated from Master Fund	(9,618,523)	(18,573,533)	(7,692,305)	(14,958,026)
Fee waivers and/or expense reimbursements allocated from Master Fund	—	—	424,880	—
Net investment income allocated from Master Fund	380,394,229	743,645,413	283,313,601	607,108,708
Expenses:
Administration fees	7,623,700	14,893,159	5,803,818	11,873,134
Transfer agency and related services fees	—	—	301,083	—
Accounting fees	—	—	8,342	—
Trustees’ fees	55,589	85,045	47,134	72,925
Professional fees	—	—	170,790	—
Reports and notices to shareholders	—	—	59,052	—
Federal and state registration fees	—	—	71,368	—
Other expenses	—	—	54,401	—
Total expenses	7,679,289	14,978,204	6,515,988	11,946,059
Less: Fee waivers and/or expense reimbursements by administrator	—	—	(724,822)	—
Net expenses	7,679,289	14,978,204	5,791,166	11,946,059
Net investment income (loss)	372,714,940	728,667,209	277,522,435	595,162,649
Net realized gain (loss) allocated from Master Fund	211,663	626,696	197,172	169
Net increase (decrease) in net assets resulting from operations	372,926,603	729,293,905	277,719,607	595,162,818

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 372,714,940	$ 425,515,645
Net realized gain (loss) allocated from Master Fund	211,663	413,615
Net increase (decrease) in net assets resulting from operations	372,926,603	425,929,260
Total distributions	(373,128,556)	(425,515,645)
Net increase (decrease) in net assets from beneficial interest transactions	65,813,728	1,584,252,117
Net increase (decrease) in net assets	65,611,775	1,584,665,732
Net assets:

Beginning of year	9,007,523,968	7,422,858,236
End of year	$9,073,135,743	$9,007,523,968

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$728,667,209	$865,190,405
Net realized gain (loss) allocated from Master Fund	626,696	—
Net increase (decrease) in net assets resulting from operations	729,293,905	865,190,405
Total distributions	(728,667,209)	(865,190,405)
Net increase (decrease) in net assets from beneficial interest transactions	(1,044,935,956)	(166,946,402)
Net increase (decrease) in net assets	(1,044,309,260)	(166,946,402)
Net assets:

Beginning of year	17,533,514,776	17,700,461,178
End of year	$16,489,205,516	$17,533,514,776

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select 100% US Treasury Institutional Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$277,522,435	$ 179,322,289
Net realized gain (loss) allocated from Master Fund	197,172	39,302
Net increase (decrease) in net assets resulting from operations	277,719,607	179,361,591
Total distributions—Institutional Shares	(277,561,383)	(179,322,289)
Total distributions—Token-Enabled Shares	(356)[1]	—
Total distributions	(277,561,739)	(179,322,289)
Net increase (decrease) in net assets from beneficial interest transactions	1,306,827,288	6,339,195,421
Net increase (decrease) in net assets	1,306,985,156	6,339,234,723
Net assets:

Beginning of year	6,347,614,434	8,379,711
End of year	$7,654,599,590	$6,347,614,434

[1]	For the period from March 25, 2026 (commencement of operations) to April 30, 2026.

	UBS Prime Reserves Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 595,162,649	$ 569,275,909
Net realized gain (loss) allocated from Master Fund	169	36,859
Net increase (decrease) in net assets resulting from operations	595,162,818	569,312,768
Total distributions	(595,162,649)	(569,275,909)
Net increase (decrease) in net assets from beneficial interest transactions	11,246,029	6,810,946,439	*
Net increase (decrease) in net assets	11,246,198	6,810,983,298
Net assets:

Beginning of year	14,167,232,352	7,356,249,054
End of year	$14,178,478,550	$14,167,232,352

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.039	0.047	0.052	0.030	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	—	—	0.000 [1]
Net increase (decrease) from operations	0.039	0.047	0.052	0.030	0.000 [1]
Dividends from net investment income	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	—	—	—	(0.000)[1]
Total dividends and distributions	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.88%	4.68%	5.25%	2.98%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.12%	0.07%
Net investment income (loss)	3.88%	4.69%	5.19%	3.65%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$9,073,136	$9,007,524	$7,422,858	$5,767,123	$1,683,237

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.039	0.047	0.052	0.029	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	—	—	(0.000)[1]	—
Net increase (decrease) from operations	0.039	0.047	0.052	0.029	0.000 [1]
Dividends from net investment income	(0.039)	(0.047)	(0.052)	(0.029)	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	—	—
Total dividends and distributions	(0.039)	(0.047)	(0.052)	(0.029)	(0.000)[1]
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.88%	4.67%	5.23%	2.91%	0.03%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers / Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.07%
Net investment income (loss)[3]	3.89%	4.70%	5.17%	3.19%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$16,489,206	$17,533,515	$17,700,461	$14,119,574	$7,592,865

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS Select 100% US Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Institutional Shares
	Years ended April 30,		For the period from March 13, 2024[1] to April 30, 2024
	2026	2025
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00
Net investment income (loss)	0.038	0.047	0.007
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.038	0.047	0.007
Dividends from net investment income	(0.038)	(0.047)	(0.007)
Distributions from net realized gains	(0.000)[2]	—	—
Total dividends and distributions	(0.038)	(0.047)	(0.007)
Net asset value, end of period	$ 1.00	$ 1.00	$1.00
Total investment return[3]	3.84%	4.66%	0.69%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[4]	0.19%	0.22%	3.08%[5]
Expenses after fee waivers /Trustees’ fees reimbursements[4]	0.18%	0.18%	0.18%[5]
Net investment income (loss)[4]	3.83%	4.44%	5.18%[5]
Supplemental data:
Net assets, end of period (000’s)	$7,654,500	$6,347,614	$8,380

Token-Enabled Shares
			For the period from March 25, 2026[1] to April 30, 2026
Net asset value, beginning of period			$1.00
Net investment income (loss)			0.004
Net realized and unrealized gain (loss)			—
Net increase (decrease) from operations			0.004
Dividends from net investment income			(0.004)
Distributions from net realized gains			—
Total dividends and distributions			(0.004)
Net asset value, end of period			$1.00
Total investment return[3]			0.36%
Ratios to average net assets:
Expenses before fee waivers[4]			0.19%[5]
Expenses after fee waivers[4]			0.18%[5]
Net investment income (loss)[4]			3.52%[5]
Supplemental data:
Net assets, end of period (000’s)			$100

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.040	0.048	0.053	0.031	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.040	0.048	0.053	0.031	0.000 [1]
Dividends from net investment income	(0.040)	(0.048)	(0.053)	(0.031)	(0.000)[1]
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.040)	(0.048)	(0.053)	(0.031)	(0.000)[1]
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.98%	4.78%	5.40%	3.11%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.15%
Net investment income (loss)[3]	3.99%	4.72%	5.34%	3.78%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$14,178,479	$14,167,232	$7,356,249	$5,407,481	$1,036,118

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Select 100% US Treasury Institutional Fund (“100% US Treasury Institutional Fund”), and UBS Prime Reserves Fund (“Prime Reserves Fund), (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

100% US Treasury Institutional Fund currently offers Institutional Shares and Token-Enabled Shares. Token-Enabled Shares commenced operations on March 25, 2026.

Government Institutional Fund, Treasury Institutional Fund, 100% US Treasury Institutional Fund, and Prime Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Treasury Institutional Fund invests substantially all of its assets in Treasury Master Fund. Prime Reserves Fund commenced operations on January 19, 2016. Government Institutional Fund commenced operations on July 26, 2016, and 100% US Treasury Institutional Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (37.66% for Government Institutional Fund, 45.36% for 100% US Treasury Institutional Fund, 41.22% for Treasury Institutional Fund, and 61.00% for Prime Reserves Fund at April 30, 2026.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

9

UBS Institutional/Reserves Funds

Notes to financial statements

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as both the Master Funds’ and Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund, are permitted to seek to maintain a stable price per share. Prime Reserves Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime Reserves Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Reserves Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended April 30, 2026, Prime Reserves Fund was not subject to any liquidity fees.

By operating as “government money market funds”, Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP.

10

UBS Institutional/Reserves Funds

Notes to financial statements

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08
100% US Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08

At April 30, 2026, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Institutional Fund	$535,870
Treasury Institutional Fund	1,043,741
100% US Treasury Institutional Fund	512,743
UBS Prime Reserves Fund	900,246

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Institutional Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its administration fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At April 30, 2026, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Institutional Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and organization. This Fund and UBS AM have entered into a written fee waiver/ expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2026 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

11

UBS Institutional/Reserves Funds

Notes to financial statements

At April 30, 2026, UBS AM waived the below amounts, which are subject to future recoupments which expire according to the dates below:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
100% US Treasury Institutional Fund	$145,139	$724,822

At April 30, 2026, the Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Institutional Fund—Institutional Shares	$2,199,828	$32,371	$1,442,637	$724,820
100% US Treasury Institutional Fund—Token-Enabled Shares	2	—	—	2

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2026, there were no amounts owed by UBS AM for any such undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2026 and April 30, 2025 were as follows:

Government Institutional Fund

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2026	2025
Shares sold	22,286,991,908	24,749,571,753
Shares repurchased	(22,574,422,372)	(23,559,083,282)
Dividends reinvested	353,244,192	393,763,646
Net increase (decrease) in beneficial interest	65,813,728	1,584,252,117

Treasury Institutional Fund

	For the years ended April 30,
	2026	2025
Shares sold	46,530,449,427	49,243,166,341
Shares repurchased	(48,223,816,464)	(50,189,462,400)
Dividends reinvested	648,431,081	779,349,657
Net increase (decrease) in beneficial interest	(1,044,935,956)	(166,946,402)

12

UBS Institutional/Reserves Funds

Notes to financial statements

100% US Treasury Institutional Fund

Institutional Shares

	For the years ended April 30,
	2026	2025
Shares sold	15,398,317,369	15,016,531,839
Shares repurchased	(14,360,310,671)	(8,827,592,654)
Dividends reinvested	268,720,590	150,256,236
Net increase (decrease) in beneficial interest	1,306,727,288	6,339,195,421

Token-Enabled Shares

For the period from March 25, 2026[1] to April 30, 2026
Shares sold	100,000
Shares repurchased	—
Dividends reinvested	—
Net increase (decrease) in beneficial interest	100,000

[1]	Commencement of operations. As of April 30, 2026, all of the Token-Enabled Shares represented a seed capital investment by an affiliate.

UBS Prime Reserves Fund

	For the years ended April 30,
	2026	2025
Shares sold	21,350,148,189	22,791,046,130	*
Shares repurchased	(21,910,719,430)	(16,520,508,341)
Dividends reinvested	571,817,270	540,408,650
Net increase (decrease) in beneficial interest	11,246,029	6,810,946,439

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2026 and April 30, 2025 were as follows:

	2026		2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Distributions paid from ordinary income	Distributions paid from net long-term capital gains
Government Institutional Fund	$373,128,556	$—	$425,515,645	$—
Treasury Institutional Fund	728,667,209	—	865,190,405	—
100% US Treasury Institutional Fund	277,561,739	—	179,322,289	—
Prime Reserves Fund	595,162,649	—	569,275,909	—

13

UBS Institutional/Reserves Funds

Notes to financial statements

At April 30, 2026, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Government Institutional Fund	$26,085,282	$180,932	$—	$—	$(26,054,816)	$211,398
Treasury Institutional Fund	48,230,525	360,859	—	—	(47,964,691)	626,693
100% US Treasury Institutional Fund	22,337,988	71,782	—	—	(22,212,600)	197,170
Prime Reserves Fund	42,432,607	—	(25,742)	—	(42,432,575)	(25,710)

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2026, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
Prime Reserves Fund	$25,742	$—	$25,742

During the fiscal year ended April 30, 2026, Prime Reserves Fund utilized capital loss carryforwards of $169.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

The income generated by the Government Institutional Fund and 100% US Treasury Institutional Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2026, and since inception for the 100% US Treasury Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Institutional Fund	UBS Prime Reserves Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding

14

UBS Institutional/Reserves Funds

Notes to financial statements

following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio(A)
UBS Select Prime Institutional Fund	5,157,047,337	UBS Prime Reserves Fund	5,156,261,571	$5,156,261,571	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on Reorganization Date.

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Institutional Fund	$(1,767,321)	$5,156,771,016	UBS Prime Reserves Fund	$8,547,172,644	$13,703,943,660

15

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, and UBS Select 100% US Treasury Institutional Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, and UBS Select 100% US Treasury Institutional Fund (collectively referred to as the “Funds”) (four of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds comprising the Trust) at April 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Institutional Fund UBS Select Treasury Institutional Fund UBS Prime Reserves Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
UBS Select 100% US Treasury Institutional Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the two years in the period ended April 30, 2026, and the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

16

UBS Institutional/Reserves Funds

General information

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2026:

Fund	Qualified interest income	Qualified short term capital gains
Government Institutional Fund	$372,714,940	$413,616
Treasury Institutional Fund	677,710,871	—
100% US Treasury Institutional Fund	277,522,435	39,304
Prime Reserves Fund	272,731,532	—

17

Master Trust

Annual Financial Statements  |  April 30, 2026

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense information relevant to the particular feeder funds; the expense information for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2025 to April 30, 2026.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2025	Ending account value April 30, 2026	Expenses paid during period 11/01/25 to 04/30/26[1]	Expense ratio during the period
Government Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
Treasury Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
100% US Treasury Master Fund
Actual	$1,000.00	$1,021.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
Prime CNAV Master Fund
Actual	$1,000.00	$1,022.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
U.S. government agency obligations	46.4%
Repurchase agreements	32.1
U.S. Treasury obligations	20.5
Other assets in excess of liabilities	1.0
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

20

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	38 days

Portfolio composition[2]
U.S. Treasury obligations	61.0%
Repurchase agreements	37.7
Other assets in excess of liabilities	1.3
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

21

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	54 days

Portfolio composition[2]
U.S. Treasury obligations	102.5%
Liabilities in excess of other assets	(2.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

22

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 days

Top five issuer breakdown by country or territory of origin[2]
United States	54.0%
Australia	9.2
Canada	8.9
Sweden	5.6
Germany	4.2
Total	81.9%

Portfolio composition[2]
Commercial paper	47.0%
Repurchase agreements	38.2
Certificates of deposit	8.6
Time deposits	4.4
Other assets in excess of liabilities	1.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

23

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—46.4%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	$140,000,000	$140,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	191,000,000	190,996,817
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.035%, 3.665%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.040%, 3.670%, due 05/01/26[1]	61,500,000	61,500,000
1 day USD SOFR + 0.050%, 3.680%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	79,000,000	79,000,000
1 day USD SOFR + 0.090%, 3.720%, due 05/01/26[1]	109,000,000	109,000,000
1 day USD SOFR + 0.095%, 3.725%, due 05/01/26[1]	140,000,000	140,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	241,000,000	241,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	100,000,000	100,005,547
1 day USD SOFR + 0.125%, 3.755%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 3.765%, due 05/01/26[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.455%, due 08/06/26[2]	136,000,000	134,733,934
3.495%, due 06/12/26[2]	127,000,000	126,482,158
3.495%, due 09/14/26[2]	132,000,000	130,257,160
3.495%, due 09/16/26[2]	131,000,000	129,244,928
3.500%, due 07/17/26[2]	138,000,000	136,966,917
3.505%, due 07/13/26[2]	141,000,000	139,997,862
3.515%, due 05/04/26[2]	206,000,000	205,939,659
3.515%, due 09/04/26[2]	137,000,000	135,314,557
3.520%, due 08/07/26[2]	176,000,000	174,313,529
3.520%, due 08/14/26[2]	141,000,000	139,552,400
3.525%, due 08/12/26[2]	176,000,000	174,224,967
3.525%, due 08/18/26[2]	214,000,000	211,715,996
3.530%, due 05/29/26[2]	213,000,000	212,415,197
3.530%, due 06/09/26[2]	205,000,000	204,216,046
3.530%, due 08/03/26[2]	176,000,000	174,377,769
3.530%, due 08/06/26[2]	251,000,000	248,612,641
3.534%, due 07/22/26[2]	136,000,000	134,905,245
3.535%, due 07/16/26[2]	141,000,000	139,947,748
3.535%, due 07/31/26[2]	152,000,000	150,641,774
3.540%, due 06/11/26[2]	214,000,000	213,137,223
3.540%, due 06/26/26[2]	134,000,000	133,262,107
3.540%, due 07/13/26[2]	141,000,000	139,987,855
3.540%, due 08/20/26[2]	265,000,000	262,107,525
3.545%, due 07/02/26[2]	171,000,000	169,955,997
3.545%, due 07/31/26[2]	278,000,000	275,508,850
3.545%, due 09/02/26[2]	169,000,000	166,936,416
3.550%, due 07/17/26[2]	218,000,000	216,344,714

	Face amount	Value
U.S. government agency obligations—(continued)
3.555%, due 07/09/26[2]	$129,000,000	$128,121,026
3.555%, due 07/17/26[2]	163,000,000	161,760,589
3.560%, due 08/24/26[2]	206,000,000	203,657,322
3.565%, due 05/13/26[2]	171,000,000	170,796,795
3.565%, due 07/24/26[2]	212,000,000	210,236,513
3.570%, due 05/15/26[2]	81,000,000	80,887,545
3.570%, due 06/18/26[2]	129,000,000	128,385,960
3.570%, due 08/31/26[2]	195,000,000	192,640,825
3.580%, due 12/14/26[2]	121,000,000	118,268,559
3.585%, due 01/15/27[2]	121,000,000	117,879,158
3.595%, due 09/29/26[2]	117,000,000	115,235,754
3.595%, due 11/13/26[2]	117,000,000	114,709,985
3.595%, due 11/20/26[2]	122,000,000	119,526,840
3.610%, due 09/04/26[2]	169,000,000	166,864,685
3.615%, due 08/04/26[2]	122,000,000	120,836,171
3.615%, due 08/06/26[2]	122,000,000	120,811,669
3.620%, due 07/22/26[2]	117,000,000	116,035,270
3.620%, due 08/14/26[2]	169,000,000	167,215,642
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	100,000,000	100,000,000
1 day USD SOFR + 0.015%, 3.645%, due 05/01/26[1]	182,000,000	182,000,000
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	359,000,000	359,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	225,000,000	225,000,000
1 day USD SOFR + 0.045%, 3.675%, due 05/01/26[1]	98,000,000	98,000,000
1 day USD SOFR + 0.060%, 3.690%, due 05/01/26[1]	67,000,000	67,000,000
1 day USD SOFR + 0.080%, 3.710%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 3.730%, due 05/01/26[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	237,000,000	237,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	70,000,000	70,000,000
1 day USD SOFR + 0.150%, 3.780%, due 05/01/26[1]	80,000,000	80,000,000
1 day USD SOFR + 0.180%, 3.810%, due 05/01/26[1]	176,000,000	176,000,000
Federal National Mortgage Association 1 day USD SOFR + 0.080% 3.710%, due 05/01/26[1]	43,000,000	43,000,000
Total U.S. government agency obligations (cost—$11,220,473,846)		11,220,473,846

24

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—20.5%
U.S. Treasury Bills
3.586% due 07/09/26[3]	$200,000,000	$198,667,917
3.586% due 07/09/26[3]	7,000,000	6,953,377
3.596% due 06/25/26[3]	200,000,000	198,935,139
3.596% due 06/25/26[3]	1,000,000	994,676
3.607% due 06/18/26[3]	49,000,000	48,771,660
3.607% due 06/18/26[3]	150,000,000	149,301,000
3.612% due 07/02/26[3]	100,000,000	99,397,222
3.612% due 07/02/26[3]	30,000,000	29,819,167
3.632% due 05/05/26[3]	200,000,000	199,921,333
3.632% due 05/05/26[3]	3,000,000	2,998,820
3.673% due 07/30/26[3]	41,000,000	40,632,025
3.673% due 07/30/26[3]	200,000,000	198,205,000
3.694% due 07/23/26[3]	35,000,000	34,708,693
3.694% due 07/23/26[3]	200,000,000	198,335,389
3.697% due 06/11/26[3]	200,000,000	199,184,555
3.697% due 06/11/26[3]	3,000,000	2,987,768
3.704% due 07/02/26[3]	100,000,000	99,376,556
3.704% due 07/02/26[3]	30,000,000	29,812,967
3.704% due 08/25/26[3]	200,000,000	197,673,555
3.704% due 08/25/26[3]	37,000,000	36,569,608
3.707% due 10/22/26[3]	35,000,000	34,392,692
3.707% due 10/22/26[3]	200,000,000	196,529,667
3.707% due 10/29/26[3]	41,000,000	40,259,961
3.707% due 10/29/26[3]	200,000,000	196,390,056
3.710% due 08/04/26[3]	24,000,000	23,771,050
3.710% due 08/04/26[3]	100,000,000	99,046,042
3.715% due 09/01/26[3]	200,000,000	197,606,778
3.715% due 09/01/26[3]	48,000,000	47,425,627
3.723% due 10/01/26[3]	30,000,000	29,540,362
3.723% due 10/01/26[3]	100,000,000	98,467,875
3.755% due 06/04/26[3]	250,000,000	249,141,736
3.755% due 06/04/26[3]	15,000,000	14,948,504
3.791% due 05/28/26[3]	150,000,000	149,587,125
3.791% due 05/28/26[3]	49,000,000	48,865,127
3.812% due 05/14/26[3]	35,000,000	34,953,362
3.812% due 05/14/26[3]	100,000,000	99,866,750
3.823% due 05/07/26[3]	150,000,000	149,907,500
3.823% due 05/07/26[3]	48,000,000	47,970,400
3.833% due 05/21/26[3]	200,000,000	199,587,778
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[1]	370,000,000	369,966,843
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[1]	516,000,000	515,964,561
U.S. Treasury Notes,
3.625%, due 05/15/26	124,000,000	123,979,228
Total U.S. Treasury obligations (cost—$4,941,415,451)		4,941,415,451

	Face amount	Value
Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.630% due 06/04/26, collateralized by $136,750,751 Federal Home Loan Mortgage Corp., obligations, 2.500% to 7.000% due 10/01/38 to 04/01/56; (value—$102,000,000); proceeds: $100,292,417[4]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 3.640% due 05/07/26, collateralized by $73,866,329 Federal Home Loan Mortgage Corp., obligation, 5.000% due 04/01/56 and $219,032,063 Federal National Mortgage Association obligation, 3.000% due 06/01/43; (value—$204,000,000); proceeds: $200,586,444[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/26 with TD Securities (USA) LLC, 3.640% due 05/01/26, collateralized by $295,405,886 Government National Mortgage Association obligations, 2.000% to 7.690% due 02/20/34 to 11/16/65; (value—$204,000,000); proceeds: $200,020,222	200,000,000	200,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.760% due 07/29/26, collateralized by $3,666,087,037 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 10/25/27 to 10/15/61, $4,249,351,320 Federal National Mortgage Association obligations, zero coupon to 8.466% due 02/25/27 to 04/25/56 and $18,302,525,287 Government National Mortgage Association obligations, zero coupon to 6.500% due 03/16/30 to 05/16/67; (value—$515,000,000); proceeds: $501,514,444[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.650% due 05/01/26, collateralized by $297,833,216 Federal Home Loan Mortgage Corp., obligations, 5.000% due 03/01/56 to 05/01/56 and $909,842,502 Federal National Mortgage Association obligations, 1.500% to 7.500% due 03/01/31 to 05/01/56; (value—$1,020,000,000); proceeds: $1,000,101,389	1,000,000,000	1,000,000,000

25

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $1,296,120,800 U.S. Treasury Bills, zero coupon due 07/23/26 to 07/30/26, $1,099,338,300 U.S. Treasury Inflation Index Note, 0.125% due 07/15/26 and $3,089,158,500 U.S. Treasury Notes, 3.375% to 4.375% due 07/31/32 to 05/15/34; (value—$5,862,960,378); proceeds: $5,748,581,187	$5,748,000,000	$5,748,000,000
Total repurchase agreements (cost—$7,748,000,000)		7,748,000,000
Total investments (cost—$23,909,889,297 which approximates cost for federal income tax purposes)—99.0%		23,909,889,297

Other assets in excess of liabilities—1.0%		251,375,049
Net assets—100.0%		$24,161,264,346

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$11,220,473,846	$—	$11,220,473,846
U.S. Treasury obligations	—	4,941,415,451	—	4,941,415,451
Repurchase agreements	—	7,748,000,000	—	7,748,000,000
Total	$—	$23,909,889,297	$—	$23,909,889,297

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

26

Government Master Fund

Portfolio of investments—April 30, 2026

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

See accompanying notes to financial statements.

27

Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—61.0%
U.S. Treasury Bills
3.586% due 07/09/26[1]	$300,000,000	$298,001,875
3.586% due 07/09/26[1]	16,000,000	15,893,433
3.596% due 06/25/26[1]	8,000,000	7,957,406
3.596% due 06/25/26[1]	300,000,000	298,402,708
3.601% due 05/12/26[1]	21,000,000	20,977,477
3.601% due 05/12/26[1]	300,000,000	299,678,250
3.602% due 07/16/26[1]	23,000,000	22,830,541
3.602% due 07/16/26[1]	300,000,000	297,789,667
3.607% due 06/18/26[1]	300,000,000	298,602,000
3.607% due 06/18/26[1]	13,000,000	12,939,420
3.612% due 07/02/26[1]	11,000,000	10,933,694
3.612% due 07/02/26[1]	200,000,000	198,794,444
3.613% due 08/13/26[1]	425,000,000	420,702,778
3.613% due 08/20/26[1]	400,000,000	395,683,333
3.613% due 08/20/26[1]	29,000,000	28,687,042
3.632% due 05/05/26[1]	300,000,000	299,882,000
3.632% due 05/05/26[1]	12,000,000	11,995,280
3.634% due 07/23/26[1]	24,000,000	23,805,227
3.634% due 07/23/26[1]	400,000,000	396,753,778
3.639% due 07/30/26[1]	38,000,000	37,665,125
3.639% due 07/30/26[1]	400,000,000	396,475,000
3.639% due 08/06/26[1]	22,000,000	21,791,046
3.639% due 08/06/26[1]	400,000,000	396,200,833
3.639% due 08/27/26[1]	400,000,000	395,378,333
3.639% due 08/27/26[1]	32,000,000	31,630,267
3.649% due 09/03/26[1]	400,000,000	395,090,278
3.649% due 09/03/26[1]	17,000,000	16,791,337
3.649% due 09/10/26[1]	26,000,000	25,662,997
3.649% due 09/10/26[1]	400,000,000	394,815,333
3.652% due 05/19/26[1]	300,000,000	299,466,000
3.652% due 05/19/26[1]	19,000,000	18,966,180
3.673% due 05/26/26[1]	38,000,000	37,905,528
3.673% due 05/26/26[1]	400,000,000	399,005,556
3.673% due 05/28/26[1]	32,000,000	31,913,840
3.673% due 05/28/26[1]	400,000,000	398,923,000
3.673% due 07/30/26[1]	41,000,000	40,632,025
3.673% due 07/30/26[1]	350,000,000	346,858,750
3.684% due 05/07/26[1]	400,000,000	399,760,000
3.684% due 05/07/26[1]	22,000,000	21,986,800
3.684% due 05/14/26[1]	425,000,000	424,447,500
3.684% due 05/21/26[1]	400,000,000	399,200,000
3.684% due 05/21/26[1]	29,000,000	28,942,000
3.684% due 06/02/26[1]	400,000,000	398,723,556
3.684% due 06/02/26[1]	36,000,000	35,885,120
3.684% due 06/30/26[1]	32,000,000	31,808,533
3.684% due 06/30/26[1]	400,000,000	397,606,667
3.684% due 07/07/26[1]	23,000,000	22,846,328
3.684% due 07/07/26[1]	400,000,000	397,327,444
3.686% due 09/17/26[1]	15,000,000	14,793,238
3.686% due 09/17/26[1]	300,000,000	295,864,750
3.689% due 06/09/26[1]	32,000,000	31,875,373
3.689% due 06/09/26[1]	400,000,000	398,442,167
3.689% due 06/11/26[1]	400,000,000	398,357,722
3.689% due 06/11/26[1]	26,000,000	25,893,252
3.689% due 06/16/26[1]	19,000,000	18,912,721
3.689% due 06/16/26[1]	400,000,000	398,162,556

	Face amount	Value
U.S. Treasury obligations—(continued)
3.689% due 06/23/26[1]	$400,000,000	$397,882,944
3.689% due 06/23/26[1]	35,000,000	34,814,758
3.694% due 06/04/26[1]	17,000,000	16,942,039
3.694% due 06/04/26[1]	400,000,000	398,636,222
3.694% due 06/18/26[1]	300,000,000	298,556,000
3.694% due 06/18/26[1]	15,000,000	14,927,800
3.694% due 07/14/26[1]	427,000,000	423,840,200
3.694% due 07/23/26[1]	49,000,000	48,592,170
3.694% due 07/23/26[1]	350,000,000	347,086,931
3.694% due 08/11/26[1]	409,000,000	404,828,200
3.697% due 06/11/26[1]	17,000,000	16,930,687
3.697% due 06/11/26[1]	300,000,000	298,776,833
3.704% due 07/02/26[1]	200,000,000	198,753,111
3.704% due 07/02/26[1]	5,000,000	4,968,828
3.704% due 07/16/26[1]	8,000,000	7,938,862
3.704% due 07/16/26[1]	200,000,000	198,471,556
3.704% due 07/21/26[1]	13,000,000	12,894,408
3.704% due 07/21/26[1]	300,000,000	297,563,250
3.704% due 08/25/26[1]	350,000,000	345,928,722
3.704% due 08/25/26[1]	46,000,000	45,464,918
3.707% due 10/22/26[1]	350,000,000	343,926,917
3.707% due 10/22/26[1]	49,000,000	48,149,768
3.707% due 10/29/26[1]	41,000,000	40,259,961
3.707% due 10/29/26[1]	350,000,000	343,682,597
3.710% due 08/04/26[1]	4,000,000	3,961,842
3.710% due 08/04/26[1]	200,000,000	198,092,083
3.715% due 09/01/26[1]	350,000,000	345,811,861
3.715% due 09/01/26[1]	47,000,000	46,437,593
3.720% due 06/25/26[1]	300,000,000	298,333,958
3.720% due 06/25/26[1]	13,000,000	12,927,805
3.720% due 07/09/26[1]	200,000,000	198,606,583
3.720% due 07/09/26[1]	4,000,000	3,972,132
3.720% due 08/18/26[1]	400,000,000	395,609,722
3.723% due 10/01/26[1]	200,000,000	196,935,750
3.723% due 10/01/26[1]	5,000,000	4,923,394
3.728% due 10/15/26[1]	8,000,000	7,866,029
3.728% due 10/15/26[1]	200,000,000	196,650,722
3.730% due 07/28/26[1]	17,000,000	16,848,946
3.730% due 07/28/26[1]	300,000,000	297,334,333
3.733% due 10/08/26[1]	4,000,000	3,935,733
3.733% due 10/08/26[1]	200,000,000	196,786,667
3.749% due 09/24/26[1]	300,000,000	295,583,500
3.749% due 09/24/26[1]	13,000,000	12,808,618
3.755% due 06/04/26[1]	400,000,000	398,626,778
3.755% due 06/04/26[1]	18,000,000	17,938,205
3.791% due 05/28/26[1]	12,000,000	11,966,970
3.791% due 05/28/26[1]	300,000,000	299,174,250
3.812% due 05/14/26[1]	11,000,000	10,985,343
3.812% due 05/14/26[1]	200,000,000	199,733,500
3.823% due 05/07/26[1]	15,000,000	14,990,750
3.823% due 05/07/26[1]	300,000,000	299,815,000
3.833% due 05/21/26[1]	17,000,000	16,964,961
3.833% due 05/21/26[1]	300,000,000	299,381,667
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[2]	608,000,000	607,946,659

28

Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3 mo. Treasury money market yield + 0.099%, 3.742% due 05/01/26[2]	$645,000,000	$644,934,404
3 mo. Treasury money market yield + 0.103%, 3.746% due 05/01/26[2]	196,000,000	196,000,001
3 mo. Treasury money market yield + 0.159%, 3.802% due 05/01/26[2]	232,000,000	231,895,075
3 mo. Treasury money market yield + 0.160%, 3.803% due 05/01/26[2]	850,000,000	850,032,944
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[2]	1,241,000,000	1,240,862,888
3 mo. Treasury money market yield + 0.190%, 3.833% due 05/01/26[2]	209,000,000	208,999,998
U.S. Treasury Notes
1.250% due 12/31/26	195,000,000	191,847,728
3.625% due 05/15/26	222,000,000	221,962,811
Total U.S. Treasury obligations (cost—$24,473,622,393)		24,473,622,393

Repurchase agreements—37.7%
Repurchase agreement dated 04/30/26 with MUFG Securities Americas, Inc., 3.640% due 05/01/26, collateralized by $632,600 U.S. Treasury Bill, zero coupon due 07/09/26 to 08/11/26, $282,164,800 U.S. Treasury Bonds, 1.375% to 5.000% due 11/15/40 to 02/15/56, $56,194 U.S. Treasury Bond Strip, zero coupon due 11/15/33, $1,000 U.S. Treasury Inflation Index Bond, 1.500% due 02/15/53, $10,000,700 U.S. Treasury Inflation Index Notes, 0.125% to 1.875% due 01/15/28 to 07/15/34 and $277,549,700 U.S. Treasury Notes, 1.125% to 4.625% due 11/15/26 to 05/15/35; (value—$510,000,027); proceeds: $500,050,556	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with Federal Reserve Bank of New York, 3.500% due 05/01/26, collateralized by $901,970,900 U.S. Treasury Note, 1.875% due 02/15/32; (value—$800,077,839); proceeds: $800,077,778	800,000,000	800,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.640% due 05/01/26, collateralized by $2,102,617,600 U.S. Treasury Bonds, 2.000% to 2.375% due 02/15/42 to 08/15/51, $396,303,804 U.S. Treasury Bond Strips, zero coupon due 02/15/29 to 08/15/30 and $591,909,000 U.S. Treasury Inflation Index Note, 0.250% due 07/15/29; (value—$2,550,000,000); proceeds: $2,500,252,778	2,500,000,000	2,500,000,000

	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/30/26 with Barclays Bank PLC, 3.640% due 05/01/26, collateralized by $251,874,200 U.S. Treasury Bill, zero coupon due 07/09/26 to 03/18/27, $607,867,400 U.S. Treasury Bonds, 1.625% to 4.750% due 02/15/36 to 11/15/55, $300 U.S. Treasury Bond Principal Strip, zero coupon due 02/15/44, $218,098,451 U.S. Treasury Bond Strips, zero coupon due 02/15/27 to 02/15/55, $5,644,900 U.S. Treasury Inflation Index Bonds, 1.000% to 3.625% due 04/15/28 to 02/15/48 and $1,864,101,100 U.S. Treasury Notes, 0.750% to 4.625% due 06/30/26 to 05/15/34; (value—$2,672,400,168); proceeds: $2,620,264,911

	$2,620,000,000	$2,620,000,000
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 3.640% due 05/01/26, collateralized by $607,303,000 U.S. Treasury Bill, zero coupon due 08/18/26 to 10/22/26, $1,212,000,000 U.S. Treasury Inflation Index Note, 0.125% due 10/15/26 and $6,871,491,400 U.S. Treasury Notes, 0.625% to 4.375% due 07/31/26 to 07/31/32; (value—$8,884,200,092); proceeds: $8,710,880,678	8,710,000,000	8,710,000,000
Total repurchase agreements (cost—$15,130,000,000)		15,130,000,000
Total investments (cost—$39,603,622,393 which approximates cost for federal income tax purposes)—98.7%		39,603,622,393

Other assets in excess of liabilities—1.3%		521,013,044
Net assets—100.0%		$40,124,635,437

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

29

Treasury Master Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$24,473,622,393	$—	$24,473,622,393
Repurchase agreements	—	15,130,000,000	—	15,130,000,000
Total	$—	$39,603,622,393	$—	$39,603,622,393

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2026.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

30

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—102.5%
U.S. Treasury Bills
3.586% due 07/09/26[1]	$125,000,000	$124,167,448
3.596% due 06/25/26[1]	22,000,000	21,882,865
3.596% due 06/25/26[1]	100,000,000	99,467,569
3.601% due 05/12/26[1]	126,000,000	125,864,865
3.602% due 07/16/26[1]	27,000,000	26,801,070
3.602% due 07/16/26[1]	100,000,000	99,263,222
3.607% due 06/18/26[1]	20,000,000	19,906,800
3.607% due 06/18/26[1]	100,000,000	99,534,000
3.612% due 07/02/26[1]	33,000,000	32,801,083
3.612% due 07/02/26[1]	50,000,000	49,698,611
3.613% due 08/13/26[1]	175,000,000	173,230,556
3.613% due 08/20/26[1]	150,000,000	148,381,250
3.613% due 08/20/26[1]	24,000,000	23,741,000
3.620% due 05/12/26[1]	25,000,000	24,972,806
3.620% due 05/12/26[1]	150,000,000	149,836,833
3.632% due 05/05/26[1]	24,000,000	23,990,560
3.634% due 07/23/26[1]	150,000,000	148,782,667
3.634% due 07/23/26[1]	19,000,000	18,845,804
3.637% due 05/28/26[1]	100,000,000	99,732,250
3.639% due 05/26/26[1]	100,000,000	99,751,910
3.639% due 07/30/26[1]	150,000,000	148,678,125
3.639% due 07/30/26[1]	20,000,000	19,823,750
3.639% due 08/06/26[1]	150,000,000	148,575,312
3.639% due 08/06/26[1]	23,000,000	22,781,548
3.639% due 08/27/26[1]	175,000,000	172,978,021
3.640% due 06/18/26[1]	50,000,000	49,762,303
3.645% due 06/09/26[1]	150,000,000	149,419,063
3.645% due 06/09/26[1]	25,000,000	24,903,177
3.648% due 07/14/26[1]	100,000,000	99,266,372
3.649% due 06/02/26[1]	100,000,000	99,681,769
3.649% due 09/03/26[1]	23,000,000	22,717,691
3.649% due 09/03/26[1]	150,000,000	148,158,854
3.649% due 09/10/26[1]	24,000,000	23,688,920
3.649% due 09/10/26[1]	150,000,000	148,055,750
3.650% due 07/14/26[1]	40,000,000	39,706,261
3.652% due 05/19/26[1]	26,000,000	25,953,720
3.652% due 05/19/26[1]	100,000,000	99,822,000
3.653% due 05/19/26[1]	200,000,000	199,641,000
3.654% due 05/05/26[1]	200,000,000	199,920,667
3.654% due 06/09/26[1]	40,000,000	39,844,455
3.654% due 06/09/26[1]	50,000,000	49,805,569
3.655% due 05/12/26[1]	150,000,000	149,836,123
3.655% due 05/19/26[1]	20,000,000	19,964,050
3.655% due 05/19/26[1]	150,000,000	149,730,375
3.655% due 05/26/26[1]	20,000,000	19,950,069
3.655% due 05/26/26[1]	150,000,000	149,625,521
3.655% due 06/11/26[1]	150,000,000	149,386,708
3.655% due 06/11/26[1]	20,000,000	19,918,228
3.659% due 05/19/26[1]	100,000,000	99,820,750
3.660% due 06/02/26[1]	170,000,000	169,524,000
3.660% due 07/07/26[1]	30,000,000	29,799,877
3.660% due 07/07/26[1]	50,000,000	49,666,461
3.660% due 07/21/26[1]	100,000,000	99,194,984
3.663% due 05/07/26[1]	50,000,000	49,970,086
3.663% due 05/12/26[1]	100,000,000	99,890,596
3.664% due 05/14/26[1]	200,000,000	199,739,783

	Face amount	Value
U.S. Treasury obligations—(continued)
3.664% due 05/21/26[1]	$100,000,000	$99,800,622
3.665% due 07/07/26[1]	150,000,000	148,997,792
3.666% due 07/21/26[1]	100,000,000	99,193,375
3.667% due 06/30/26[1]	150,000,000	149,101,250
3.668% due 05/05/26[1]	50,000,000	49,980,017
3.668% due 05/05/26[1]	40,000,000	39,984,013
3.669% due 07/28/26[1]	10,000,000	9,912,391
3.669% due 07/28/26[1]	50,000,000	49,561,956
3.670% due 06/04/26[1]	100,000,000	99,659,929
3.670% due 07/16/26[1]	100,000,000	99,241,900
3.670% due 07/23/26[1]	100,000,000	99,173,112
3.671% due 07/09/26[1]	150,000,000	148,967,300
3.673% due 05/26/26[1]	19,000,000	18,952,764
3.673% due 05/26/26[1]	150,000,000	149,627,083
3.673% due 05/28/26[1]	25,000,000	24,932,688
3.673% due 05/28/26[1]	150,000,000	149,596,125
3.673% due 06/16/26[1]	10,000,000	9,954,052
3.673% due 06/16/26[1]	100,000,000	99,540,524
3.673% due 07/02/26[1]	150,000,000	149,070,000
3.673% due 07/28/26[1]	150,000,000	148,683,667
3.673% due 07/30/26[1]	150,000,000	148,653,750
3.673% due 07/30/26[1]	21,000,000	20,811,525
3.673% due 08/06/26[1]	150,000,000	148,550,052
3.674% due 05/07/26[1]	150,000,000	149,910,100
3.676% due 05/07/26[1]	150,000,000	149,910,125
3.676% due 06/04/26[1]	20,000,000	19,931,811
3.676% due 06/04/26[1]	150,000,000	149,488,583
3.676% due 06/11/26[1]	120,000,000	119,508,000
3.676% due 06/18/26[1]	50,000,000	49,760,160
3.676% due 06/18/26[1]	45,000,000	44,784,144
3.676% due 06/23/26[1]	150,000,000	149,203,896
3.676% due 06/23/26[1]	20,000,000	19,893,853
3.676% due 06/25/26[1]	150,000,000	149,173,854
3.677% due 07/16/26[1]	65,000,000	64,506,617
3.679% due 06/23/26[1]	50,000,000	49,734,691
3.679% due 06/23/26[1]	50,000,000	49,734,691
3.679% due 07/02/26[1]	40,000,000	39,751,931
3.679% due 07/23/26[1]	50,000,000	49,585,576
3.680% due 06/02/26[1]	50,000,000	49,839,467
3.681% due 05/05/26[1]	175,000,000	174,929,611
3.681% due 05/21/26[1]	175,000,000	174,648,542
3.682% due 06/09/26[1]	50,000,000	49,804,374
3.684% due 05/07/26[1]	150,000,000	149,910,000
3.684% due 05/07/26[1]	23,000,000	22,986,200
3.684% due 05/14/26[1]	175,000,000	174,772,500
3.684% due 05/21/26[1]	150,000,000	149,700,000
3.684% due 05/21/26[1]	24,000,000	23,952,000
3.684% due 06/02/26[1]	150,000,000	149,521,333
3.684% due 06/02/26[1]	18,000,000	17,942,560
3.684% due 06/25/26[1]	100,000,000	99,448,724
3.684% due 06/30/26[1]	150,000,000	149,102,500
3.684% due 06/30/26[1]	24,000,000	23,856,400
3.684% due 07/02/26[1]	50,000,000	49,689,569
3.684% due 07/07/26[1]	23,000,000	22,846,328
3.684% due 07/07/26[1]	150,000,000	148,997,792
3.686% due 06/16/26[1]	150,000,000	149,307,125
3.686% due 06/16/26[1]	20,000,000	19,907,617

31

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3.686% due 09/17/26[1]	$34,000,000	$33,531,338
3.686% due 09/17/26[1]	100,000,000	98,621,583
3.688% due 05/07/26[1]	50,000,000	49,969,792
3.688% due 05/07/26[1]	6,000,000	5,996,375
3.689% due 05/07/26[1]	77,000,000	76,953,479
3.689% due 06/09/26[1]	24,000,000	23,906,530
3.689% due 06/09/26[1]	150,000,000	149,415,812
3.689% due 06/11/26[1]	24,000,000	23,901,463
3.689% due 06/11/26[1]	150,000,000	149,384,146
3.689% due 06/16/26[1]	25,000,000	24,885,160
3.689% due 06/16/26[1]	150,000,000	149,310,958
3.689% due 06/23/26[1]	24,000,000	23,872,977
3.689% due 06/23/26[1]	150,000,000	149,206,104
3.691% due 06/02/26[1]	150,000,000	149,517,333
3.691% due 06/02/26[1]	25,000,000	24,919,556
3.691% due 06/30/26[1]	20,000,000	19,887,378
3.691% due 06/30/26[1]	150,000,000	149,155,333
3.694% due 06/04/26[1]	150,000,000	149,488,583
3.694% due 06/04/26[1]	23,000,000	22,921,583
3.694% due 06/18/26[1]	34,000,000	33,836,347
3.694% due 06/18/26[1]	100,000,000	99,518,667
3.694% due 07/14/26[1]	175,000,000	173,705,000
3.694% due 07/23/26[1]	150,000,000	148,751,542
3.694% due 07/23/26[1]	20,000,000	19,833,539
3.696% due 05/12/26[1]	25,000,000	24,972,309
3.696% due 05/12/26[1]	150,000,000	149,833,854
3.696% due 05/28/26[1]	175,000,000	174,523,562
3.697% due 06/11/26[1]	17,000,000	16,930,687
3.697% due 06/11/26[1]	100,000,000	99,592,278
3.701% due 05/05/26[1]	150,000,000	149,939,500
3.701% due 05/05/26[1]	25,000,000	24,989,917
3.701% due 05/07/26[1]	25,000,000	24,984,854
3.701% due 05/07/26[1]	150,000,000	149,909,125
3.701% due 05/26/26[1]	50,000,000	49,873,976
3.701% due 05/26/26[1]	20,000,000	19,949,590
3.701% due 05/26/26[1]	150,000,000	149,621,875
3.701% due 05/26/26[1]	25,000,000	24,936,979
3.704% due 07/02/26[1]	38,000,000	37,763,091
3.704% due 07/02/26[1]	50,000,000	49,688,278
3.704% due 07/16/26[1]	38,000,000	37,709,596
3.704% due 07/16/26[1]	50,000,000	49,617,889
3.704% due 07/21/26[1]	33,000,000	32,731,957
3.704% due 07/21/26[1]	100,000,000	99,187,750
3.704% due 08/25/26[1]	20,000,000	19,767,356
3.704% due 08/25/26[1]	150,000,000	148,255,167
3.706% due 05/19/26[1]	30,000,000	29,945,475
3.706% due 05/19/26[1]	150,000,000	149,727,375
3.707% due 10/22/26[1]	150,000,000	147,397,250
3.707% due 10/22/26[1]	20,000,000	19,652,967
3.707% due 10/29/26[1]	21,000,000	20,620,956
3.707% due 10/29/26[1]	150,000,000	147,292,542
3.710% due 08/04/26[1]	50,000,000	49,523,021
3.710% due 08/04/26[1]	38,000,000	37,637,496
3.711% due 05/14/26[1]	175,000,000	174,769,656
3.715% due 09/01/26[1]	150,000,000	148,205,083
3.715% due 09/01/26[1]	20,000,000	19,760,678
3.720% due 06/25/26[1]	32,000,000	31,822,289

	Face amount	Value
U.S. Treasury obligations—(continued)
3.720% due 06/25/26[1]	$100,000,000	$99,444,653
3.720% due 07/09/26[1]	38,000,000	37,735,251
3.720% due 07/09/26[1]	50,000,000	49,651,646
3.720% due 08/18/26[1]	150,000,000	148,353,646
3.720% due 08/18/26[1]	20,000,000	19,780,486
3.723% due 10/01/26[1]	50,000,000	49,233,937
3.723% due 10/01/26[1]	38,000,000	37,417,792
3.728% due 10/15/26[1]	38,000,000	37,363,637
3.728% due 10/15/26[1]	50,000,000	49,162,681
3.730% due 07/28/26[1]	100,000,000	99,111,444
3.730% due 07/28/26[1]	31,000,000	30,724,548
3.733% due 10/08/26[1]	50,000,000	49,196,667
3.733% due 10/08/26[1]	38,000,000	37,389,467
3.749% due 09/24/26[1]	32,000,000	31,528,907
3.749% due 09/24/26[1]	100,000,000	98,527,833
3.755% due 06/04/26[1]	150,000,000	149,485,042
3.755% due 06/04/26[1]	2,000,000	1,993,134
3.791% due 05/28/26[1]	12,000,000	11,966,970
3.791% due 05/28/26[1]	100,000,000	99,724,750
3.812% due 05/14/26[1]	73,000,000	72,902,727
3.823% due 05/07/26[1]	6,000,000	5,996,300
3.823% due 05/07/26[1]	100,000,000	99,938,333
3.833% due 05/21/26[1]	11,000,000	10,977,328
3.833% due 05/21/26[1]	100,000,000	99,793,889
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[2]	145,000,000	144,986,011
3 mo. Treasury money market yield + 0.099%, 3.742% due 05/01/26[2]	258,000,000	257,972,996
3 mo. Treasury money market yield + 0.103%, 3.746% due 05/01/26[2]	85,000,000	85,000,001
3 mo. Treasury money market yield + 0.159%, 3.802% due 05/01/26[2]	65,000,000	64,970,603
3 mo. Treasury money market yield + 0.160%, 3.803% due 05/01/26[2]	217,000,000	217,007,993
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[2]	267,000,000	266,993,904
3 mo. Treasury money market yield + 0.190%, 3.833% due 05/01/26[2]	69,000,000	68,999,999
U.S. Treasury Notes
1.250% due 12/31/26	85,000,000	83,625,933
3.625% due 05/15/26	58,000,000	57,990,284
Total U.S. Treasury obligations (cost—$17,354,415,416)		17,354,415,416
Total investments (cost—$17,354,415,416 which approximates cost for federal income tax purposes)—102.5%		17,354,415,416

Liabilities in excess of other assets—(2.5)%		(429,370,301)
Net assets—100.0%		$16,925,045,115

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

32

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$17,354,415,416	$—	$17,354,415,416
Total	$—	$17,354,415,416	$—	$17,354,415,416

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2026.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

33

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Certificates of deposit—8.6%
Banking-non-U.S.—8.6%
Bank of Nova Scotia
1 day USD SOFR + 0.280%, 3.910%, due 05/01/26[1]	$100,000,000	$100,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	113,000,000	113,000,000
Canadian Imperial Bank of Commerce 1 day USD SOFR + 0.330%, 3.960%, due 05/01/26[1]	125,000,000	125,000,000
Mitsubishi UFJ Trust & Banking Corp. 3.640%, due 05/04/26	50,000,000	50,000,000
Mizuho Bank Ltd. 3.810%, due 07/02/26	125,000,000	125,000,000
National Australia Bank Ltd. 1 day USD SOFR + 0.340%, 3.970%, due 05/01/26[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.200%, 3.830%, due 05/01/26[1]	123,000,000	123,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.
3.750%, due 08/04/26	100,000,000	100,000,000
1 day USD SOFR + 0.220%, 3.860%, due 05/01/26[1]	61,000,000	61,000,000
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	125,000,000	125,000,000
3.900%, due 10/30/26	115,000,000	115,000,000
Sumitomo Mitsui Trust 3.930%, due 07/14/26	125,000,000	125,000,000
Svenska Handelsbanken AB
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	56,000,000	55,999,930
1 day USD SOFR + 0.260%, 3.900%, due 05/01/26[1]	125,000,000	125,000,000
Swedbank AB 3.750%, due 07/22/26	100,000,000	100,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.300%, 3.930%, due 05/01/26[1]	121,000,000	121,000,000
1 day USD SOFR + 0.360%, 3.990%, due 05/01/26[1]	130,000,000	130,000,000
4.000%, due 03/16/27	75,000,000	75,000,000
Total Certificates of deposit (cost—$1,993,999,930)		1,993,999,930

Commercial paper—47.0%
Asset-backed-miscellaneous—11.1%
Albion Capital Corp. SA/Albion Capital LLC
3.780%, due 05/21/26	32,000,000	31,932,800
3.960%, due 05/20/26	32,048,000	31,981,020
Antalis SA 3.770%, due 05/06/26[2]	28,000,000	27,985,339

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC
3.710%, due 05/15/26[2]	$43,000,000	$42,937,960
3.850%, due 08/27/26[2]	50,000,000	49,369,028
3.930%, due 07/15/26[2]	30,000,000	29,754,375
Barton Capital SA
3.680%, due 05/05/26[2]	50,000,000	49,979,555
3.680%, due 05/06/26[2]	100,000,000	99,948,889
3.750%, due 05/21/26[2]	32,000,000	31,933,333
3.930%, due 07/07/26[2]	32,000,000	31,765,947
Cabot Trail Funding LLC
3.640%, due 05/01/26[2]	103,000,000	103,000,000
3.660%, due 08/05/26[2]	80,000,000	79,219,200
3.680%, due 08/21/26[2]	52,000,000	51,404,658
3.690%, due 07/27/26[2]	75,000,000	74,331,187
3.700%, due 08/04/26[2]	74,400,000	73,673,567
3.700%, due 08/14/26[2]	100,000,000	98,920,833
3.725%, due 07/13/26[2]	70,000,000	69,471,257
3.730%, due 05/13/26[2]	48,000,000	47,940,320
Fairway Finance Co. LLC
3.800%, due 06/11/26[2]	52,000,000	51,774,955
3.920%, due 10/08/26[2]	40,000,000	39,303,111
3.950%, due 05/14/26[2]	50,000,000	49,928,680
Gotham Funding Corp. 3.840%, due 08/03/26[2]	100,000,000	98,997,333
Liberty Street Funding LLC
3.700%, due 07/01/26[2]	30,000,000	29,811,917
3.700%, due 07/10/26[2]	75,000,000	74,460,417
3.720%, due 06/03/26[2]	83,390,000	83,105,640
3.815%, due 10/29/26[2]	50,000,000	49,040,951
3.830%, due 10/23/26[2]	25,000,000	24,534,549
LMA-Americas LLC
3.730%, due 05/18/26[2]	29,000,000	28,948,920
3.730%, due 05/19/26[2]	29,000,000	28,945,915
3.750%, due 05/29/26[2]	32,000,000	31,906,667
3.840%, due 08/12/26[2]	50,000,000	49,450,667
3.880%, due 07/23/26[2]	32,000,000	31,713,742
Manhattan Asset Funding Co. LLC 3.700%, due 05/07/26[2]	43,000,000	42,973,483
Old Line Funding LLC
3.770%, due 09/04/26	65,000,000	64,142,325
3.900%, due 05/01/26[1],[2]	50,000,000	50,000,000
3.900%, due 05/27/26[2]	50,000,000	49,859,167
3.910%, due 05/01/26[1],[2]	125,000,000	125,000,000
Sheffield Receivables Co. LLC
3.740%, due 05/15/26[2]	59,000,000	58,914,188
3.880%, due 07/21/26[2]	123,000,000	121,926,210
Thunder Bay Funding LLC
3.760%, due 07/06/26	40,000,000	39,724,267
3.770%, due 09/04/26	60,000,000	59,208,300
3.810%, due 06/22/26	55,000,000	54,697,317
3.830%, due 06/02/26[2]	90,000,000	89,693,600
Victory Receivables Corp. 3.720%, due 05/08/26[2]	125,000,000	124,909,583

		2,578,521,172

34

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Banking-non-U.S.—31.0%
Australia & New Zealand Banking Group Ltd.
3.640%, due 10/28/26[2]	$125,000,000	$122,725,000
3.670%, due 08/18/26[2]	125,000,000	123,611,007
3.670%, due 08/19/26[2]	125,000,000	123,598,264
3.800%, due 08/20/26[2]	125,000,000	123,535,417
3.810%, due 06/09/26[2]	125,000,000	124,484,063
3.850%, due 05/18/26[2]	125,000,000	124,772,743
Barclays Bank PLC
3.730%, due 06/02/26[2]	100,000,000	99,668,445
3.740%, due 06/08/26[2]	100,000,000	99,605,222
3.890%, due 08/24/26[2]	90,000,000	88,881,625
Canadian Imperial Bank of Commerce
3.640%, due 05/04/26[2]	180,000,000	179,945,400
3.640%, due 05/07/26[2]	135,000,000	134,918,100
Commonwealth Bank of Australia
3.820%, due 04/16/27[2]	96,950,000	93,349,385
1 day USD SOFR + 0.200%, 3.830%, due 05/01/26[1,2]	120,000,000	120,000,000
1 day USD SOFR + 0.250%, 3.880%, due 05/01/26[1,2]	62,000,000	61,999,995
DNB Bank ASA 3.670%, due 07/07/26[2]	125,000,000	124,146,215
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.610%, due 05/01/26[2]	865,000,000	865,000,000
Federation des Caisses Desjardins du Quebec
3.850%, due 04/15/27[2]	125,000,000	120,334,549
3.850%, due 04/22/27[2]	75,000,000	72,144,583
Mizuho Bank Ltd. 3.845%, due 08/11/26[2]	125,000,000	123,638,229
National Australia Bank Ltd.
1 day USD SOFR + 0.220%, 3.850%, due 05/01/261,[2]	125,000,000	125,000,000
1 day USD SOFR + 0.250%, 3.880%, due 05/01/26[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.260%, 3.890%, due 05/01/26[1,2]	125,000,000	125,000,000
3.930%, due 05/01/26[1,2]	50,000,000	50,000,000
National Bank of Canada
3.830%, due 08/05/26[2]	125,000,000	123,723,333
3.860%, due 08/19/26[2]	100,000,000	98,820,556
3.900%, due 05/01/26[1,2]	125,000,000	125,000,000
4.100%, due 05/18/26[2]	125,000,000	124,757,986
Nordea Bank Abp
3.630%, due 10/28/26[2]	100,000,000	98,185,000
3.825%, due 10/21/26[2]	75,000,000	73,621,406
3.840%, due 04/14/27[2]	125,000,000	120,360,000
1 day USD SOFR + 0.260%, 3.890%, due 05/01/26[1,2]	125,000,000	125,000,000
NRW Bank 3.585%, due 05/04/26[2]	100,000,000	99,970,125

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Oversea-Chinese Banking Corp. Ltd.
3.700%, due 05/01/26[2]	$125,000,000	$125,000,000
3.850%, due 07/08/26[2]	79,000,000	78,425,495
Podium Funding Trust
3.720%, due 07/14/26	50,000,000	49,617,667
3.720%, due 07/23/26	84,000,000	83,279,560
3.730%, due 07/07/26	125,000,000	124,132,257
3.730%, due 07/09/26	50,000,000	49,642,542
3.840%, due 06/02/26	50,000,000	49,829,333
3.840%, due 06/11/26	125,000,000	124,453,333
3.950%, due 05/20/26	50,000,000	49,895,764
3.960%, due 10/08/26	91,000,000	89,398,400
Royal Bank of Canada 1 day USD SOFR + 0.300%, 3.930%, due 05/01/26[1,2]	80,000,000	79,999,873
Skandinaviska Enskilda Banken AB 3.900%, due 05/11/26[2]	125,000,000	124,864,583
Sumitomo Mitsui Trust 3.740%, due 05/22/26[2]	75,950,000	75,784,302
Sumitomo Mitsui Trust Bank Ltd.
3.720%, due 06/15/26[2]	125,000,000	124,418,750
3.775%, due 05/05/26[2]	129,230,000	129,175,795
3.880%, due 05/04/26[2]	125,000,000	124,959,583
Svenska Handelsbanken AB
3.600%, due 11/04/26[2]	125,000,000	122,662,500
3.690%, due 07/20/26[2]	89,000,000	88,270,200
3.690%, due 07/22/26[2]	30,000,000	29,747,850
3.940%, due 05/01/261,[2]	85,000,000	85,000,000
Swedbank AB
3.670%, due 07/07/26[2]	79,000,000	78,460,408
1 day USD SOFR + 0.200%, 3.840%, due 05/01/26[1,2]	125,000,000	125,000,000
3.870%, due 12/21/26[2]	125,000,000	121,855,625
3.880%, due 12/16/26[2]	125,000,000	121,914,861
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	125,000,000	125,000,000
United Overseas Bank Ltd.
3.830%, due 05/01/26[1,2]	125,000,000	125,000,000
3.870%, due 07/16/26[2]	125,000,000	123,978,750
Westpac Banking Corp.
3.640%, due 09/09/26[2]	125,000,000	123,344,306
3.780%, due 07/07/26[2]	129,000,000	128,092,485

		7,222,000,870

Banking-U.S.—4.7%
Barclays Bank PLC
3.730%, due 05/28/26[2]	100,000,000	99,720,250
3.750%, due 06/12/26[2]	51,000,000	50,776,875
3.750%, due 06/16/26[2]	74,000,000	73,645,417
Bedford Row Funding Corp.
3.680%, due 09/17/26[2]	75,000,000	73,934,333
3.710%, due 07/13/26[2]	125,000,000	124,059,618
3.900%, due 10/13/26[2]	50,000,000	49,106,250
3.930%, due 01/06/27[2]	100,000,000	97,270,834

35

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Commercial paper—(continued)
Banking-U.S.—(continued)
Collateralized Commercial Paper V Co. LLC
3.920%, due 05/01/26[1]	$125,000,000	$125,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	125,000,000	125,000,000
Paradelle Funding LLC
3.710%, due 07/06/26	36,500,000	36,251,739
3.910%, due 05/05/26	119,000,000	118,948,301
3.910%, due 05/22/26	125,000,000	124,714,896

		1,098,428,513

Banks—0.2%
Toronto-Dominion Bank 3.800%, due 06/11/26[2]	60,000,000	59,740,333
Total commercial paper (cost—$10,958,690,888)		10,958,690,888

Time deposits—4.4%
Banking-non-U.S.—4.4%
ABN AMRO Bank NV 3.580%, due 05/01/26	575,000,000	575,000,000
Credit Agricole Corporate & Investment Bank SA 3.570%, due 05/01/26	57,000,000	57,000,000
Mizuho Bank Ltd. 3.640%, due 05/01/26	400,000,000	400,000,000
Total time deposits (cost—$1,032,000,000)		1,032,000,000

Repurchase agreements—38.2%
Repurchase agreement dated 04/01/26 with BofA Securities, Inc., 4.290% due 08/03/26, collateralized by $26,873,000 various asset-backed convertible bonds, 1.750% to 7.161% due 01/15/27 to 01/15/82; (value—$26,250,126); proceeds: $25,086,396[3]	25,000,000	25,000,000
Repurchase agreement dated 04/30/26 with BofA Securities, Inc., 3.650% due 05/01/26, collateralized by $314,807,652 Federal National Mortgage Association obligations, 3.000% to 3.500% due 02/01/42 to 12/01/46; (value—$41,514,000); proceeds: $40,704,127	40,700,000	40,700,000
Repurchase agreement dated 04/30/26 with BNP Paribas Securities Corp., 3.770% due 05/01/26, collateralized by $56,451,428 various asset-backed convertible bonds, zero coupon to 13.875% due 05/15/26 to 01/15/84; (value—$54,602,507); proceeds: $50,005,236	50,000,000	50,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 3.870% due 05/07/26, collateralized by $61,363,626 various asset-backed convertible bonds, 0.500% to 15.000% due 03/07/29 to 12/31/44; (value—$82,499,924); proceeds: $75,233,813[3]	$75,000,000	$75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.010% due 07/29/26, collateralized by $103,798,697 various asset-backed convertible bonds, zero coupon to 7.385% due 05/01/26 to 09/01/53; (value—$105,000,000); proceeds: $100,323,028[3]	100,000,000	100,000,000
Repurchase agreement dated 06/03/25 with J.P. Morgan Securities LLC, 3.870% due 05/07/26, collateralized by $82,021,003 various asset-backed convertible bonds, zero coupon to 5.125% due 05/01/27 to 12/01/31; (value—$114,400,004); proceeds: $104,324,220[3]	104,000,000	104,000,000
Repurchase agreement dated 04/30/26 with BNP Paribas Securities Corp., 3.730% due 05/01/26, collateralized by $1,000 Federal Home Loan Mortgage Corp., obligation, 4.118% due 11/25/32 and $557,344,936 various asset-backed convertible bonds, zero coupon to 8.750% due 05/15/26 to 12/31/49; (value—$238,636,581); proceeds: $225,023,313	225,000,000	225,000,000
Repurchase agreement dated 04/01/26 with BofA Securities, Inc., 4.290% due 08/03/26, collateralized by $1,100 U.S. Treasury Note, 3.875% due 04/30/31, $189,311,945 various asset-backed convertible bonds, zero coupon to 14.000% due 05/10/26 to 02/22/62 and $9 various equity securities; (value—$253,978,514); proceeds: $240,829,400[3]	240,000,000	240,000,000

36

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/30/26 with Barclays Bank PLC, 3.640% due 05/01/26, collateralized by $333,853,000 U.S. Treasury Bills, zero coupon due 05/28/26 to 01/21/27, $2,305,038,000 U.S. Treasury Bonds, 1.125% to 5.000% due 02/15/36 to 02/15/56, $999,700 U.S. Treasury Bond Principal Strip, zero coupon due 02/15/44, $475,090,275 U.S. Treasury Bond Strips, zero coupon due 11/15/28 to 05/15/54, $77,567,800 U.S. Treasury Inflation Index Bonds, 0.250% to 1.000% due 02/15/45 to 02/15/50, $204,711,200 U.S. Treasury Inflation Index Note, 0.125% due 04/15/27 and $1,468,587,000 U.S. Treasury Notes, 0.625% to 4.625% due 06/30/26 to 11/15/35; (value—$4,080,000,028); proceeds: $4,000,404,444

$4,000,000,000	$4,000,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 3.640% due 05/01/26, collateralized by $297,879,200 U.S. Treasury Bill, zero coupon due 07/30/26, $2,951,030,600 U.S. Treasury Bonds, 1.875% to 4.750% due 02/15/41 to 11/15/55 and $1,147,468,000 U.S. Treasury Notes, 0.625% to 4.375% due 07/31/26 to 11/15/35; (value—$4,131,000,175); proceeds: $4,050,409,500	$4,050,000,000	$4,050,000,000
Total repurchase agreements (cost—$8,909,700,000)		8,909,700,000
Total investments (cost—$22,894,390,818 which approximates cost for federal income tax purposes)—98.2%		22,894,390,818

Other assets in excess of liabilities—1.8%		419,896,850
Net assets—100.0%		$23,314,287,668

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,993,999,930	$—	$1,993,999,930
Commercial paper	—	10,958,690,888	—	10,958,690,888
Time deposits	—	1,032,000,000	—	1,032,000,000
Repurchase agreements	—	8,909,700,000	—	8,909,700,000
Total	$—	$22,894,390,818	$—	$22,894,390,818

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

37

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,401,841,067, represented 40.3% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

See accompanying notes to financial statements.

38

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

39

Master Trust

Statement of assets and liabilities

April 30, 2026

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$16,161,889,297	$24,473,622,393	$17,354,415,416	$13,984,690,818
Repurchase agreements	7,748,000,000	15,130,000,000	—	8,909,700,000

Investments, at value
Investments	16,161,889,297	24,473,622,393	17,354,415,416	13,984,690,818
Repurchase agreements	7,748,000,000	15,130,000,000	—	8,909,700,000
Cash	475,043,933	909,923,607	77,149,686	407,208,097
Receivable for interest	23,304,765	6,473,017	1,441,324	14,578,035
Total assets	24,408,237,995	40,520,019,017	17,433,006,426	23,316,176,950

Liabilities:
Payable for investments purchased	245,032,404	392,249,454	506,532,472	—
Payable to affiliate	1,941,245	3,134,126	1,253,551	1,889,282
Payable to custodian	—	—	123,553	—
Accrued expenses and other liabilities	—	—	51,735	—
Total liabilities	246,973,649	395,383,580	507,961,311	1,889,282
Net assets, at value	$24,161,264,346	$40,124,635,437	$16,925,045,115	$23,314,287,668

See accompanying notes to financial statements.

40

Master Trust

Statement of operations

For the year ended April 30, 2026

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$1,039,776,750	$1,760,204,701	$570,647,850	$1,046,095,279
Expenses:
Investment advisory and administration fees	25,557,729	42,733,223	14,356,822	25,027,060
Custody and fund accounting fees	—	—	503,349	—
Trustees’ fees	106,769	170,216	69,924	105,351
Professional services fees	—	—	110,139	—
Printing and shareholder report fees	—	—	2,955	—
Other expenses	—	—	152,984	—
Total expenses	25,664,498	42,903,439	15,196,173	25,132,411
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(839,351)	—
Net expenses	25,664,498	42,903,439	14,356,822	25,132,411
Net investment income (loss)	1,014,112,252	1,717,301,262	556,291,028	1,020,962,868
Net realized gain (loss)	597,710	1,454,541	396,474	(1)
Net increase (decrease) in net assets resulting from operations	$1,014,709,962	$1,718,755,803	$556,687,502	$1,020,962,867

See accompanying notes to financial statements.

41

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,014,112,252	$1,248,575,044
Net realized gain (loss)	597,710	1,158,182
Net increase (decrease) in net assets resulting from operations	1,014,709,962	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	(896,200,281)	(530,449,132)
Net increase (decrease) in net assets	118,509,681	719,284,094
Net assets:

Beginning of year	24,042,754,665	23,323,470,571
End of year	$24,161,264,346	$24,042,754,665

	Treasury Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,717,301,262	$2,022,437,831
Net realized gain (loss)	1,454,541	—
Net increase (decrease) in net assets resulting from operations	1,718,755,803	2,022,437,831
Net increase (decrease) in net assets from beneficial interest transactions	(3,011,412,752)	297,824,288
Net increase (decrease) in net assets	(1,292,656,949)	2,320,262,119
Net assets:

Beginning of year	41,417,292,386	39,097,030,267
End of year	$40,124,635,437	$41,417,292,386

	100% US Treasury Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$556,291,028	$312,136,145
Net realized gain (loss)	396,474	67,921
Net increase (decrease) in net assets resulting from operations	556,687,502	312,204,066
Net increase (decrease) in net assets from beneficial interest transactions	6,416,964,043	9,614,090,492
Net increase (decrease) in net assets	6,973,651,545	9,926,294,558
Net assets:

Beginning of year	9,951,393,570	25,099,012
End of year	$16,925,045,115	$9,951,393,570

See accompanying notes to financial statements.

42

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,020,962,868	$1,042,986,492
Net realized gain (loss)	(1)	66,584
Net increase (decrease) in net assets resulting from operations	1,020,962,867	1,043,053,076
Net increase (decrease) in net assets from beneficial interest transactions	(2,753,957,933)	10,647,278,707	*
Net increase (decrease) in net assets	(1,732,995,066)	11,690,331,783
Net assets:

Beginning of year	25,047,282,734	13,356,950,951
End of year	$23,314,287,668	$25,047,282,734

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

43

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.06%
Net investment income (loss)	3.95%	4.77%	5.25%	3.78%	0.02%
Supplemental data:
Total investment return[1]	4.04%	4.90%	5.39%	3.14%	0.03%
Net assets, end of year (000’s)	$24,161,264	$24,042,755	$23,323,471	$19,234,965	$4,297,678

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

44

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.06%
Net investment income (loss)	3.96%	4.76%	5.24%	3.23%	0.04%
Supplemental data:
Total investment return[1]	4.04%	4.89%	5.36%	3.06%	0.04%
Net assets, end of year (000’s)	$40,124,635	$41,417,292	$39,097,030	$34,877,847	$21,681,389

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

45

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from March 13, 2024[1] to April 30, 2024
	2026	2025
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.11%	1.73%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%[2]
Net investment income (loss)	3.87%	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	4.01%	4.95%	0.70%
Net assets, end of period (000’s)	$16,925,045	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

46

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.06%	4.80%	5.41%	3.84%	0.08%
Supplemental data:
Total investment return[1]	4.15%	5.01%	5.55%	3.27%	0.09%
Net assets, end of year (000’s)	$23,314,288	$25,047,283	$13,356,951	$8,966,285	$1,908,435

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

47

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Master Funds are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The Funds are investment companies and apply the guidance in FASB ASC Topic 946—Financial Services—Investment Companies.

The Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in

48

Master Trust

Notes to financial statements

accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying Statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

49

Master Trust

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2026, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Such Master Funds maintain custody of the purchased securities prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty (in either case, in accordance with the 1940 Act).

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Master Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Master Fund and the clearing member through which the Master Fund’s transaction was effected. The Master Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by

50

Master Trust

Notes to financial statements

obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

51

Master Trust

Notes to financial statements

At April 30, 2026, the Master Funds owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,941,245
Treasury Master Fund	3,134,126
100% US Treasury Master Fund	1,253,551
Prime CNAV Master Fund	1,889,282

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2026 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

At April 30, 2026, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Master Fund	$1,345,536	$54,171	$452,014	$839,351

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$103,480,224,450	$92,715,049,160
Withdrawals	(104,376,424,731)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$(896,200,281)	$(530,449,132)

52

Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$116,794,971,368	$83,950,122,114
Withdrawals	(119,806,384,120)	(83,652,297,826)
Net increase (decrease) in beneficial interest	$(3,011,412,752)	$297,824,288

100% US Treasury Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$19,737,581,902	$14,987,658,097
Withdrawals	(13,320,617,859)	(5,373,567,605)
Net increase (decrease) in beneficial interest	$6,416,964,043	$9,614,090,492

Prime CNAV Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$13,280,592,108	$27,537,686,305 *
Withdrawals	(16,034,550,041)	(16,890,407,598)
Net increase (decrease) in beneficial interest	$(2,753,957,933)	$10,647,278,707

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2026 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

53

Master Trust

Notes to financial statements

Reorganization of Funds

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

54

Master Trust

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2026, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Government Master Fund Treasury Master Fund Prime CNAV Master Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
100% US Treasury Master Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the two years in the period ended April 30, 2026, and the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

55

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

56

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S127

UBS Preferred Funds

Annual Financial Statements  |  April 30, 2026

Includes:

•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Prime Preferred Fund

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2026

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund*	UBS Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$12,760,819,522	$22,726,512,960	$9,247,043,889	$9,092,459,769
Investments in Master Fund, at value	12,760,819,522	22,726,512,960	9,247,043,889	9,092,459,769
Other assets	—	—	42,588	—
Total assets	12,760,819,522	22,726,512,960	9,247,086,477	9,092,459,769

Liabilities:
Dividends payable to shareholders	35,554,860	63,526,061	27,039,290	27,577,279
Payable to affiliate	319,908	676,088	28,174	258,979
Payable to custodian	—	—	3,271	—
Accrued expenses and other liabilities	—	—	817,961	—
Total liabilities	35,874,768	64,202,149	27,888,696	27,836,258
Net assets	$12,724,944,754	$22,662,310,811	$9,219,197,781	$9,064,623,511

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	12,724,604,877	22,661,518,559	9,218,998,485	9,064,656,416
Distributable earnings (accumulated losses)	339,877	792,252	199,296	(32,905)
Net assets	$12,724,944,754	$22,662,310,811	$9,219,197,781	$9,064,623,511
Shares outstanding	12,724,604,877	22,661,518,559	—	9,063,955,683
Net asset value per share	$ 1.00	$ 1.00	$ —	$ 1.00

Class P
Net assets	$ —	$ —	$ 567,317,519	$ —
Shares outstanding	—	—	567,304,583	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

Class T
Net assets	$ —	$ —	$8,651,880,262	$ —
Shares outstanding	—	—	8,651,693,902	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

*	UBS Select 100% US Treasury Preferred Fund issues two separate classes of shares, namely Class P and Class T; the other funds only offer a single class of shares.

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2026

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund	UBS Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$568,770,889	$942,057,645	$280,067,184	$424,034,618
Expenses allocated from Master Fund	(14,051,286)	(22,984,482)	(7,503,867)	(10,174,385)
Fee waivers and/or expense reimbursements allocated from Master Fund	—	—	414,471	—
Net investment income allocated from Master Fund	554,719,603	919,073,163	272,977,788	413,860,233
Expenses:
Administration fees	11,149,659	18,432,579	5,662,275	8,068,523
Transfer agency and related services fees	—	—	260,935	—
Accounting fees	—	—	10,186	—
Trustees’ fees	69,105	99,559	47,344	57,351
Professional fees	—	—	82,136	—
Reports and notices to shareholders	—	—	15,933	—
Federal and state registration fees	—	—	289,259	—
Other expenses	—	—	49,122	—
Total expenses	11,218,764	18,532,138	6,417,190	8,125,874
Less: Fee waivers and/or expense reimbursements by administrator	(5,609,382)	(9,266,069)	(3,597,604)	(4,062,937)
Net expenses	5,609,382	9,266,069	2,819,586	4,062,937
Net investment income (loss)	549,110,221	909,807,094	270,158,202	409,797,296
Net realized gain (loss) allocated from Master Fund	340,316	792,252	199,303	108
Net increase (decrease) in net assets resulting from operations	549,450,537	910,599,346	270,357,505	409,797,404

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 549,110,221	$ 736,626,917
Net realized gain (loss) allocated from Master Fund	340,316	677,718
Net increase (decrease) in net assets resulting from operations	549,450,537	737,304,635
Total distributions	(549,787,944)	(736,626,917)
Net increase (decrease) in net assets from beneficial interest transactions	(568,683,167)	(1,106,613,858)
Net increase (decrease) in net assets	(569,020,574)	(1,105,936,140)
Net assets:

Beginning of year	13,293,965,328	14,399,901,468
End of year	$12,724,944,754	$13,293,965,328

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 909,807,094	$1,048,056,046
Net realized gain (loss) allocated from Master Fund	792,252	—
Net increase (decrease) in net assets resulting from operations	910,599,346	1,048,056,046
Total distributions	(909,807,094)	(1,048,056,046)
Net increase (decrease) in net assets from beneficial interest transactions	99,923,514	2,948,334,864
Net increase (decrease) in net assets	100,715,766	2,948,334,864
Net assets:

Beginning of year	22,561,595,045	19,613,260,181
End of year	$22,662,310,811	$22,561,595,045

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS Preferred Funds

Statement of changes in net assets (continued)

	UBS Select 100% US Treasury Preferred Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 270,158,202	$128,469,815
Net realized gain (loss) allocated from Master Fund	199,303	28,619
Net increase (decrease) in net assets resulting from operations	270,357,505	128,498,434
Total distributions—Class P	(18,145,316)	(8,263,802)[1]
Total distributions—Class T	(252,041,512)	(120,206,013)
Total distributions	(270,186,828)	(128,469,815)
Net increase (decrease) in net assets from beneficial interest transactions	5,650,622,559	3,551,661,597
Net increase (decrease) in net assets	5,650,793,236	3,551,690,216
Net assets:

Beginning of year	3,568,404,545	16,714,329
End of year	$9,219,197,781	$3,568,404,545

[1]	For the period from June 28, 2024 (commencement of operations) to April 30, 2025.

	UBS Prime Preferred Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 409,797,296	$ 460,213,545
Net realized gain (loss) allocated from Master Fund	108	29,725
Net increase (decrease) in net assets resulting from operations	409,797,404	460,243,270
Total distributions	(409,797,296)	(460,213,545)
Net increase (decrease) in net assets from beneficial interest transactions	(1,724,595,748)	4,849,420,400	*
Net increase (decrease) in net assets	(1,724,595,640)	4,849,450,125
Net assets:

Beginning of year	10,789,219,151	5,939,769,026
End of year	$9,064,623,511	$10,789,219,151

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.039	0.047	0.052	0.030	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	—	—	0.000 [1]
Net increase (decrease) from operations	0.039	0.047	0.052	0.030	0.000 [1]
Dividends from net investment income	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	—	—	—	(0.000)[1]
Total dividends and distributions	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.92%	4.72%	5.29%	3.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.09%	0.06%
Net investment income (loss)[3]	3.92%	4.74%	5.22%	3.93%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$12,724,945	$13,293,965	$14,399,901	$12,494,930	$1,182,128

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.039	0.047	0.052	0.030	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.039	0.047	0.052	0.030	0.000 [1]
Dividends from net investment income	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.039)	(0.047)	(0.052)	(0.030)	(0.000)[1]
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	3.92%	4.71%	5.27%	2.95%	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.14%	0.07%
Net investment income (loss)[3]	3.93%	4.72%	5.21%	3.21%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$22,662,311	$22,561,595	$19,613,260	$18,378,216	$11,895,704

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS Select 100% Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P
	Year ended April 30, 2026	For the period from June 28, 2024[1] to April 30, 2025
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.039	0.039
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]
Net increase (decrease) from operations	0.039	0.039
Dividends from net investment income	(0.039)	(0.039)
Distributions from net realized gains	(0.000)[2]	—
Total dividends and distributions	(0.039)	(0.039)
Net asset value, end of period	$ 1.00	$1.00
Total investment return[3]	3.88%	3.86%
Ratios to average net assets:
Expenses before fee waivers[4]	0.19%	0.22%[5]
Expenses after fee waivers[4]	0.14%	0.14%[5]
Net investment income (loss)[4]	3.86%	4.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$567,318	$306,609

Class T
	Years ended April 30,		For the period from March 13, 2024[1] to April 30, 2024
	2026	2025
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00
Net investment income (loss)	0.039	0.047	0.007
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.039	0.047	0.007
Dividends from net investment income	(0.039)	(0.047)	(0.007)
Distributions from net realized gains	(0.000)[2]	—	—
Total dividends and distributions	(0.039)	(0.047)	(0.007)
Net asset value, end of period	$ 1.00	$ 1.00	$1.00
Total investment return[3]	3.88%	4.70%	0.70%
Ratios to average net assets:
Expenses before fee waivers[4]	0.19%	0.22%	1.82%[5]
Expenses after fee waivers[4]	0.14%	0.14%	0.14%[5]
Net investment income (loss)[4]	3.81%	4.54%	5.22%[5]
Supplemental data:
Net assets, end of period(000’s)	$8,651,880	$3,261,795	$16,714

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.040	0.049	0.054	0.032	0.001
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	—
Net increase (decrease) from operations	0.040	0.049	0.054	0.032	0.001
Dividends from net investment income	(0.040)	(0.049)	(0.054)	(0.032)	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.040)	(0.049)	(0.054)	(0.032)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.02%	4.82%	5.44%	3.15%	0.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	4.03%	4.77%	5.39%	3.98%	0.03%
Supplemental data:
Net assets, end of year (000’s)	$9,064,624	$10,789,219	$5,939,769	$3,522,941	$342,748

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Select 100% US Treasury Preferred Fund (“100% US Treasury Preferred Fund”) and UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

100% US Treasury Preferred Fund currently offers Class T and Class P shares. Each class represents an interest in the same assets of the Fund, and the classes are identical except for minimum initial investment levels and that Class P shares are available only to certain types of investors.

Government Preferred Fund, Treasury Preferred Fund, 100% US Treasury Preferred Fund and Prime CNAV Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Preferred Fund commenced operations on August 28, 2007, Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and 100% US Treasury Preferred Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (52.82% for Government Preferred Fund, 56.64% for Treasury Preferred Fund, 54.64% for 100% US Treasury Preferred Fund and 39.00% for Prime CNAV Preferred Fund at April 30, 2026).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

9

UBS Preferred Funds

Notes to financial statements

also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as both the Master Funds’ and Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e.,changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime CNAV Preferred Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime CNAV Preferred Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended April 30, 2026, Prime CNAV Preferred Fund was not subject to any liquidity fees.

By operating as “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

10

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Preferred Fund	0.08%
Treasury Preferred Fund	0.08
100% US Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08

At April 30, 2026, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Government Preferred Fund	$739,007
Treasury Preferred Fund	1,409,361
100% US Treasury Preferred Fund	75,779
Prime CNAV Preferred Fund	568,162

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Preferred Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At April 30, 2026, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Preferred Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2026 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.14%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically

11

UBS Preferred Funds

Notes to financial statements

upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

The remaining Funds (that is, other than 100% US Treasury Preferred Fund) and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2026 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At April 30, 2026, taking both fee waiver arrangements mentioned above into account, UBS AM owed (or was owed by) the Funds and for the period ended April 30, 2026, UBS AM was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment, except with respect to 100% US Treasury Preferred Fund:

Fund	Amount owed by UBS AM	Amounts waived by UBS AM
Government Preferred Fund	$419,099	$5,609,382
Treasury Preferred Fund	733,273	9,266,069
100% US Treasury Preferred Fund	47,605	3,597,604
Prime CNAV Preferred Fund	309,183	4,062,937

At April 30, 2026, UBS AM waived the below amounts, which are subject to future recoupments which expire according to the dates below:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
UBS Select 100% US Treasury Preferred Fund—Class P	$397,293	$7,413	$146,034	$243,846
UBS Select 100% US Treasury Preferred Fund—Class T	5,372,803	29,136	1,989,909	3,353,758

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2026, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2026 and April 30, 2025 were as follows:

Government Preferred Fund

	For the years ended April 30,
	2026	2025
Shares sold	55,914,754,084	75,663,121,190
Shares repurchased	(57,005,790,842)	(77,430,815,859)
Dividends reinvested	522,353,591	661,080,811
Net increase (decrease) in beneficial interest	(568,683,167)	(1,106,613,858)

12

UBS Preferred Funds

Notes to financial statements

Treasury Preferred Fund

	For the years ended April 30,
	2026	2025
Shares sold	112,641,249,973	109,734,002,521
Shares repurchased	(113,271,216,224)	(107,571,002,329)
Dividends reinvested	729,889,765	785,334,672
Net increase (decrease) in beneficial interest	99,923,514	2,948,334,864

100% US Treasury Preferred Fund

Class P	For the year ended April 30, 2026	For the period from June 28, 2024[1] to April 30, 2025
Shares sold	1,910,857,249	1,257,836,874
Shares repurchased	(1,666,040,453)	(957,396,966)
Dividends reinvested	15,880,433	6,167,446
Net increase (decrease) in beneficial interest	260,697,229	306,607,354

Class T	For the years ended April 30,
	2026	2025
Shares sold	14,160,916,091	9,052,019,532
Shares repurchased	(9,005,597,726)	(5,913,042,170)
Dividends reinvested	234,606,965	106,076,881
Net increase (decrease) in beneficial interest	5,389,925,330	3,245,054,243

[1].	Commencement of operation.

Prime CNAV Preferred Fund

	For the years ended April 30,
	2026	2025
Shares sold	16,489,396,059	23,861,363,029	*
Shares repurchased	(18,613,936,613)	(19,447,694,029)
Dividends reinvested	399,944,806	435,751,400
Net increase (decrease) in beneficial interest	(1,724,595,748)	4,849,420,400

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

13

UBS Preferred Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2026 and April 30, 2025 were as follows:

	2026		2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Distributions paid from ordinary income	Distributions paid from net long-term capital gains
Government Preferred Fund	$549,787,944	$—	$736,626,917	$—
Treasury Preferred Fund	909,807,094	—	1,048,056,046	—
100% US Treasury Preferred Fund	270,186,828	—	128,469,815	—
Prime CNAV Preferred Fund	409,797,296	—	460,213,545	—

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Government Preferred Fund	$35,603,004	$291,733	$—	$—	$(35,554,860)	$339,877
Treasury Preferred Fund	63,866,081	452,232	—	—	(63,526,061)	792,252
100% US Treasury Preferred Fund	27,205,582	84,639	—	—	(27,090,925)	199,296
Prime CNAV Preferred Fund	27,577,292	—	(32,918)	—	(27,577,279)	(32,905)

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2026, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
Government Preferred Fund	$—	$—	$—
Treasury Preferred Fund	—	—	—
100% US Treasury Preferred Fund	—	—	—
Prime CNAV Preferred Fund	32,918	—	32,918

During the fiscal year ended April 30, 2026, Prime CNAV Preferred Fund utilized capital loss carryforwards of $108.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

The income generated by the Government Preferred Fund and 100% US Treasury Preferred Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

14

UBS Preferred Funds

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2026, and since inception for the 100% US Treasury Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Preferred Fund	UBS Prime Preferred Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
UBS Select Prime Preferred Fund	3,182,571,524	UBS Prime Preferred Fund	3,182,235,477	$3,182,235,477	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Preferred Fund	$463,111	$3,182,381,805	UBS Prime Preferred Fund	$7,553,528,357	$10,735,910,162

15

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, and UBS Prime Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, and UBS Prime Preferred Fund (collectively referred to as the “Funds”) (four of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds comprising the Trust) at April 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
UBS Select 100% US Treasury Preferred Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the two years in the period ended April 30, 2026 and the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

16

UBS Preferred Funds

Report of independent registered public accounting firm

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

17

UBS Preferred Funds

General information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2026:

Fund	Qualified interest income	Qualified short term capital gains	Long term capital gains
Government Preferred Fund	$549,110,221	$677,723	$—
Treasury Preferred Fund	846,183,484	—	—
100% US Treasury Preferred Fund	270,158,202	28,626	—
Prime CNAV Preferred Fund	187,788,405	—	—

18

Master Trust

Annual Financial Statements  |  April 30, 2026

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense information relevant to the particular feeder funds; the expense information for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2025 to April 30, 2026.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2025	Ending account value April 30, 2026	Expenses paid during period 11/01/25 to 04/30/26[1]	Expense ratio during the period
Government Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
Treasury Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
100% US Treasury Master Fund
Actual	$1,000.00	$1,021.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10
Prime CNAV Master Fund
Actual	$1,000.00	$1,022.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
U.S. government agency obligations	46.4%
Repurchase agreements	32.1
U.S. Treasury obligations	20.5
Other assets in excess of liabilities	1.0
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	38 days

Portfolio composition[2]
U.S. Treasury obligations	61.0%
Repurchase agreements	37.7
Other assets in excess of liabilities	1.3
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	54 days

Portfolio composition[2]
U.S. Treasury obligations	102.5%
Liabilities in excess of other assets	(2.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2026 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 days

Top five issuer breakdown by country or territory of origin[2]
United States	54.0%
Australia	9.2
Canada	8.9
Sweden	5.6
Germany	4.2
Total	81.9%

Portfolio composition[2]
Commercial paper	47.0%
Repurchase agreements	38.2
Certificates of deposit	8.6
Time deposits	4.4
Other assets in excess of liabilities	1.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—46.4%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	$140,000,000	$140,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	191,000,000	190,996,817
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.035%, 3.665%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.040%, 3.670%, due 05/01/26[1]	61,500,000	61,500,000
1 day USD SOFR + 0.050%, 3.680%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	79,000,000	79,000,000
1 day USD SOFR + 0.090%, 3.720%, due 05/01/26[1]	109,000,000	109,000,000
1 day USD SOFR + 0.095%, 3.725%, due 05/01/26[1]	140,000,000	140,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	241,000,000	241,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	100,000,000	100,005,547
1 day USD SOFR + 0.125%, 3.755%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 3.765%, due 05/01/26[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.455%, due 08/06/26[2]	136,000,000	134,733,934
3.495%, due 06/12/26[2]	127,000,000	126,482,158
3.495%, due 09/14/26[2]	132,000,000	130,257,160
3.495%, due 09/16/26[2]	131,000,000	129,244,928
3.500%, due 07/17/26[2]	138,000,000	136,966,917
3.505%, due 07/13/26[2]	141,000,000	139,997,862
3.515%, due 05/04/26[2]	206,000,000	205,939,659
3.515%, due 09/04/26[2]	137,000,000	135,314,557
3.520%, due 08/07/26[2]	176,000,000	174,313,529
3.520%, due 08/14/26[2]	141,000,000	139,552,400
3.525%, due 08/12/26[2]	176,000,000	174,224,967
3.525%, due 08/18/26[2]	214,000,000	211,715,996
3.530%, due 05/29/26[2]	213,000,000	212,415,197
3.530%, due 06/09/26[2]	205,000,000	204,216,046
3.530%, due 08/03/26[2]	176,000,000	174,377,769
3.530%, due 08/06/26[2]	251,000,000	248,612,641
3.534%, due 07/22/26[2]	136,000,000	134,905,245
3.535%, due 07/16/26[2]	141,000,000	139,947,748
3.535%, due 07/31/26[2]	152,000,000	150,641,774
3.540%, due 06/11/26[2]	214,000,000	213,137,223
3.540%, due 06/26/26[2]	134,000,000	133,262,107
3.540%, due 07/13/26[2]	141,000,000	139,987,855
3.540%, due 08/20/26[2]	265,000,000	262,107,525
3.545%, due 07/02/26[2]	171,000,000	169,955,997
3.545%, due 07/31/26[2]	278,000,000	275,508,850
3.545%, due 09/02/26[2]	169,000,000	166,936,416
3.550%, due 07/17/26[2]	218,000,000	216,344,714

	Face amount	Value
U.S. government agency obligations—(continued)
3.555%, due 07/09/26[2]	$129,000,000	$128,121,026
3.555%, due 07/17/26[2]	163,000,000	161,760,589
3.560%, due 08/24/26[2]	206,000,000	203,657,322
3.565%, due 05/13/26[2]	171,000,000	170,796,795
3.565%, due 07/24/26[2]	212,000,000	210,236,513
3.570%, due 05/15/26[2]	81,000,000	80,887,545
3.570%, due 06/18/26[2]	129,000,000	128,385,960
3.570%, due 08/31/26[2]	195,000,000	192,640,825
3.580%, due 12/14/26[2]	121,000,000	118,268,559
3.585%, due 01/15/27[2]	121,000,000	117,879,158
3.595%, due 09/29/26[2]	117,000,000	115,235,754
3.595%, due 11/13/26[2]	117,000,000	114,709,985
3.595%, due 11/20/26[2]	122,000,000	119,526,840
3.610%, due 09/04/26[2]	169,000,000	166,864,685
3.615%, due 08/04/26[2]	122,000,000	120,836,171
3.615%, due 08/06/26[2]	122,000,000	120,811,669
3.620%, due 07/22/26[2]	117,000,000	116,035,270
3.620%, due 08/14/26[2]	169,000,000	167,215,642
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	100,000,000	100,000,000
1 day USD SOFR + 0.015%, 3.645%, due 05/01/26[1]	182,000,000	182,000,000
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	359,000,000	359,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	225,000,000	225,000,000
1 day USD SOFR + 0.045%, 3.675%, due 05/01/26[1]	98,000,000	98,000,000
1 day USD SOFR + 0.060%, 3.690%, due 05/01/26[1]	67,000,000	67,000,000
1 day USD SOFR + 0.080%, 3.710%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 3.730%, due 05/01/26[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	237,000,000	237,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	70,000,000	70,000,000
1 day USD SOFR + 0.150%, 3.780%, due 05/01/26[1]	80,000,000	80,000,000
1 day USD SOFR + 0.180%, 3.810%, due 05/01/26[1]	176,000,000	176,000,000
Federal National Mortgage Association 1 day USD SOFR + 0.080% 3.710%, due 05/01/26[1]	43,000,000	43,000,000
Total U.S. government agency obligations (cost—$11,220,473,846)		11,220,473,846

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—20.5%
U.S. Treasury Bills
3.586% due 07/09/26[3]	$200,000,000	$198,667,917
3.586% due 07/09/26[3]	7,000,000	6,953,377
3.596% due 06/25/26[3]	200,000,000	198,935,139
3.596% due 06/25/26[3]	1,000,000	994,676
3.607% due 06/18/26[3]	49,000,000	48,771,660
3.607% due 06/18/26[3]	150,000,000	149,301,000
3.612% due 07/02/26[3]	100,000,000	99,397,222
3.612% due 07/02/26[3]	30,000,000	29,819,167
3.632% due 05/05/26[3]	200,000,000	199,921,333
3.632% due 05/05/26[3]	3,000,000	2,998,820
3.673% due 07/30/26[3]	41,000,000	40,632,025
3.673% due 07/30/26[3]	200,000,000	198,205,000
3.694% due 07/23/26[3]	35,000,000	34,708,693
3.694% due 07/23/26[3]	200,000,000	198,335,389
3.697% due 06/11/26[3]	200,000,000	199,184,555
3.697% due 06/11/26[3]	3,000,000	2,987,768
3.704% due 07/02/26[3]	100,000,000	99,376,556
3.704% due 07/02/26[3]	30,000,000	29,812,967
3.704% due 08/25/26[3]	200,000,000	197,673,555
3.704% due 08/25/26[3]	37,000,000	36,569,608
3.707% due 10/22/26[3]	35,000,000	34,392,692
3.707% due 10/22/26[3]	200,000,000	196,529,667
3.707% due 10/29/26[3]	41,000,000	40,259,961
3.707% due 10/29/26[3]	200,000,000	196,390,056
3.710% due 08/04/26[3]	24,000,000	23,771,050
3.710% due 08/04/26[3]	100,000,000	99,046,042
3.715% due 09/01/26[3]	200,000,000	197,606,778
3.715% due 09/01/26[3]	48,000,000	47,425,627
3.723% due 10/01/26[3]	30,000,000	29,540,362
3.723% due 10/01/26[3]	100,000,000	98,467,875
3.755% due 06/04/26[3]	250,000,000	249,141,736
3.755% due 06/04/26[3]	15,000,000	14,948,504
3.791% due 05/28/26[3]	150,000,000	149,587,125
3.791% due 05/28/26[3]	49,000,000	48,865,127
3.812% due 05/14/26[3]	35,000,000	34,953,362
3.812% due 05/14/26[3]	100,000,000	99,866,750
3.823% due 05/07/26[3]	150,000,000	149,907,500
3.823% due 05/07/26[3]	48,000,000	47,970,400
3.833% due 05/21/26[3]	200,000,000	199,587,778
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[1]	370,000,000	369,966,843
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[1]	516,000,000	515,964,561
U.S. Treasury Notes,
3.625%, due 05/15/26	124,000,000	123,979,228
Total U.S. Treasury obligations (cost—$4,941,415,451)		4,941,415,451

	Face amount	Value
Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.630% due 06/04/26, collateralized by $136,750,751 Federal Home Loan Mortgage Corp., obligations, 2.500% to 7.000% due 10/01/38 to 04/01/56; (value—$102,000,000); proceeds: $100,292,417[4]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 3.640% due 05/07/26, collateralized by $73,866,329 Federal Home Loan Mortgage Corp., obligation, 5.000% due 04/01/56 and $219,032,063 Federal National Mortgage Association obligation, 3.000% due 06/01/43; (value—$204,000,000); proceeds: $200,586,444[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/26 with TD Securities (USA) LLC, 3.640% due 05/01/26, collateralized by $295,405,886 Government National Mortgage Association obligations, 2.000% to 7.690% due 02/20/34 to 11/16/65; (value—$204,000,000); proceeds: $200,020,222	200,000,000	200,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.760% due 07/29/26, collateralized by $3,666,087,037 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 10/25/27 to 10/15/61, $4,249,351,320 Federal National Mortgage Association obligations, zero coupon to 8.466% due 02/25/27 to 04/25/56 and $18,302,525,287 Government National Mortgage Association obligations, zero coupon to 6.500% due 03/16/30 to 05/16/67; (value—$515,000,000); proceeds: $501,514,444[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.650% due 05/01/26, collateralized by $297,833,216 Federal Home Loan Mortgage Corp., obligations, 5.000% due 03/01/56 to 05/01/56 and $909,842,502 Federal National Mortgage Association obligations, 1.500% to 7.500% due 03/01/31 to 05/01/56; (value—$1,020,000,000); proceeds: $1,000,101,389	1,000,000,000	1,000,000,000

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $1,296,120,800 U.S. Treasury Bills, zero coupon due 07/23/26 to 07/30/26, $1,099,338,300 U.S. Treasury Inflation Index Note, 0.125% due 07/15/26 and $3,089,158,500 U.S. Treasury Notes, 3.375% to 4.375% due 07/31/32 to 05/15/34; (value—$5,862,960,378); proceeds: $5,748,581,187	$5,748,000,000	$5,748,000,000
Total repurchase agreements (cost—$7,748,000,000)		7,748,000,000
Total investments (cost—$23,909,889,297 which approximates cost for federal income tax purposes)—99.0%		23,909,889,297

Other assets in excess of liabilities—1.0%		251,375,049
Net assets—100.0%		$24,161,264,346

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$11,220,473,846	$—	$11,220,473,846
U.S. Treasury obligations	—	4,941,415,451	—	4,941,415,451
Repurchase agreements	—	7,748,000,000	—	7,748,000,000
Total	$—	$23,909,889,297	$—	$23,909,889,297

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Government Master Fund

Portfolio of investments—April 30, 2026

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—61.0%
U.S. Treasury Bills
3.586% due 07/09/26[1]	$300,000,000	$298,001,875
3.586% due 07/09/26[1]	16,000,000	15,893,433
3.596% due 06/25/26[1]	8,000,000	7,957,406
3.596% due 06/25/26[1]	300,000,000	298,402,708
3.601% due 05/12/26[1]	21,000,000	20,977,477
3.601% due 05/12/26[1]	300,000,000	299,678,250
3.602% due 07/16/26[1]	23,000,000	22,830,541
3.602% due 07/16/26[1]	300,000,000	297,789,667
3.607% due 06/18/26[1]	300,000,000	298,602,000
3.607% due 06/18/26[1]	13,000,000	12,939,420
3.612% due 07/02/26[1]	11,000,000	10,933,694
3.612% due 07/02/26[1]	200,000,000	198,794,444
3.613% due 08/13/26[1]	425,000,000	420,702,778
3.613% due 08/20/26[1]	400,000,000	395,683,333
3.613% due 08/20/26[1]	29,000,000	28,687,042
3.632% due 05/05/26[1]	300,000,000	299,882,000
3.632% due 05/05/26[1]	12,000,000	11,995,280
3.634% due 07/23/26[1]	24,000,000	23,805,227
3.634% due 07/23/26[1]	400,000,000	396,753,778
3.639% due 07/30/26[1]	38,000,000	37,665,125
3.639% due 07/30/26[1]	400,000,000	396,475,000
3.639% due 08/06/26[1]	22,000,000	21,791,046
3.639% due 08/06/26[1]	400,000,000	396,200,833
3.639% due 08/27/26[1]	400,000,000	395,378,333
3.639% due 08/27/26[1]	32,000,000	31,630,267
3.649% due 09/03/26[1]	400,000,000	395,090,278
3.649% due 09/03/26[1]	17,000,000	16,791,337
3.649% due 09/10/26[1]	26,000,000	25,662,997
3.649% due 09/10/26[1]	400,000,000	394,815,333
3.652% due 05/19/26[1]	300,000,000	299,466,000
3.652% due 05/19/26[1]	19,000,000	18,966,180
3.673% due 05/26/26[1]	38,000,000	37,905,528
3.673% due 05/26/26[1]	400,000,000	399,005,556
3.673% due 05/28/26[1]	32,000,000	31,913,840
3.673% due 05/28/26[1]	400,000,000	398,923,000
3.673% due 07/30/26[1]	41,000,000	40,632,025
3.673% due 07/30/26[1]	350,000,000	346,858,750
3.684% due 05/07/26[1]	400,000,000	399,760,000
3.684% due 05/07/26[1]	22,000,000	21,986,800
3.684% due 05/14/26[1]	425,000,000	424,447,500
3.684% due 05/21/26[1]	400,000,000	399,200,000
3.684% due 05/21/26[1]	29,000,000	28,942,000
3.684% due 06/02/26[1]	400,000,000	398,723,556
3.684% due 06/02/26[1]	36,000,000	35,885,120
3.684% due 06/30/26[1]	32,000,000	31,808,533
3.684% due 06/30/26[1]	400,000,000	397,606,667
3.684% due 07/07/26[1]	23,000,000	22,846,328
3.684% due 07/07/26[1]	400,000,000	397,327,444
3.686% due 09/17/26[1]	15,000,000	14,793,238
3.686% due 09/17/26[1]	300,000,000	295,864,750
3.689% due 06/09/26[1]	32,000,000	31,875,373
3.689% due 06/09/26[1]	400,000,000	398,442,167
3.689% due 06/11/26[1]	400,000,000	398,357,722
3.689% due 06/11/26[1]	26,000,000	25,893,252
3.689% due 06/16/26[1]	19,000,000	18,912,721
3.689% due 06/16/26[1]	400,000,000	398,162,556

	Face amount	Value
U.S. Treasury obligations—(continued)
3.689% due 06/23/26[1]	$400,000,000	$397,882,944
3.689% due 06/23/26[1]	35,000,000	34,814,758
3.694% due 06/04/26[1]	17,000,000	16,942,039
3.694% due 06/04/26[1]	400,000,000	398,636,222
3.694% due 06/18/26[1]	300,000,000	298,556,000
3.694% due 06/18/26[1]	15,000,000	14,927,800
3.694% due 07/14/26[1]	427,000,000	423,840,200
3.694% due 07/23/26[1]	49,000,000	48,592,170
3.694% due 07/23/26[1]	350,000,000	347,086,931
3.694% due 08/11/26[1]	409,000,000	404,828,200
3.697% due 06/11/26[1]	17,000,000	16,930,687
3.697% due 06/11/26[1]	300,000,000	298,776,833
3.704% due 07/02/26[1]	200,000,000	198,753,111
3.704% due 07/02/26[1]	5,000,000	4,968,828
3.704% due 07/16/26[1]	8,000,000	7,938,862
3.704% due 07/16/26[1]	200,000,000	198,471,556
3.704% due 07/21/26[1]	13,000,000	12,894,408
3.704% due 07/21/26[1]	300,000,000	297,563,250
3.704% due 08/25/26[1]	350,000,000	345,928,722
3.704% due 08/25/26[1]	46,000,000	45,464,918
3.707% due 10/22/26[1]	350,000,000	343,926,917
3.707% due 10/22/26[1]	49,000,000	48,149,768
3.707% due 10/29/26[1]	41,000,000	40,259,961
3.707% due 10/29/26[1]	350,000,000	343,682,597
3.710% due 08/04/26[1]	4,000,000	3,961,842
3.710% due 08/04/26[1]	200,000,000	198,092,083
3.715% due 09/01/26[1]	350,000,000	345,811,861
3.715% due 09/01/26[1]	47,000,000	46,437,593
3.720% due 06/25/26[1]	300,000,000	298,333,958
3.720% due 06/25/26[1]	13,000,000	12,927,805
3.720% due 07/09/26[1]	200,000,000	198,606,583
3.720% due 07/09/26[1]	4,000,000	3,972,132
3.720% due 08/18/26[1]	400,000,000	395,609,722
3.723% due 10/01/26[1]	200,000,000	196,935,750
3.723% due 10/01/26[1]	5,000,000	4,923,394
3.728% due 10/15/26[1]	8,000,000	7,866,029
3.728% due 10/15/26[1]	200,000,000	196,650,722
3.730% due 07/28/26[1]	17,000,000	16,848,946
3.730% due 07/28/26[1]	300,000,000	297,334,333
3.733% due 10/08/26[1]	4,000,000	3,935,733
3.733% due 10/08/26[1]	200,000,000	196,786,667
3.749% due 09/24/26[1]	300,000,000	295,583,500
3.749% due 09/24/26[1]	13,000,000	12,808,618
3.755% due 06/04/26[1]	400,000,000	398,626,778
3.755% due 06/04/26[1]	18,000,000	17,938,205
3.791% due 05/28/26[1]	12,000,000	11,966,970
3.791% due 05/28/26[1]	300,000,000	299,174,250
3.812% due 05/14/26[1]	11,000,000	10,985,343
3.812% due 05/14/26[1]	200,000,000	199,733,500
3.823% due 05/07/26[1]	15,000,000	14,990,750
3.823% due 05/07/26[1]	300,000,000	299,815,000
3.833% due 05/21/26[1]	17,000,000	16,964,961
3.833% due 05/21/26[1]	300,000,000	299,381,667
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[2]	608,000,000	607,946,659

Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3 mo. Treasury money market yield + 0.099%, 3.742% due 05/01/26[2]	$645,000,000	$644,934,404
3 mo. Treasury money market yield + 0.103%, 3.746% due 05/01/26[2]	196,000,000	196,000,001
3 mo. Treasury money market yield + 0.159%, 3.802% due 05/01/26[2]	232,000,000	231,895,075
3 mo. Treasury money market yield + 0.160%, 3.803% due 05/01/26[2]	850,000,000	850,032,944
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[2]	1,241,000,000	1,240,862,888
3 mo. Treasury money market yield + 0.190%, 3.833% due 05/01/26[2]	209,000,000	208,999,998
U.S. Treasury Notes
1.250% due 12/31/26	195,000,000	191,847,728
3.625% due 05/15/26	222,000,000	221,962,811
Total U.S. Treasury obligations (cost—$24,473,622,393)		24,473,622,393

Repurchase agreements—37.7%
Repurchase agreement dated 04/30/26 with MUFG Securities Americas, Inc., 3.640% due 05/01/26, collateralized by $632,600 U.S. Treasury Bill, zero coupon due 07/09/26 to 08/11/26, $282,164,800 U.S. Treasury Bonds, 1.375% to 5.000% due 11/15/40 to 02/15/56, $56,194 U.S. Treasury Bond Strip, zero coupon due 11/15/33, $1,000 U.S. Treasury Inflation Index Bond, 1.500% due 02/15/53, $10,000,700 U.S. Treasury Inflation Index Notes, 0.125% to 1.875% due 01/15/28 to 07/15/34 and $277,549,700 U.S. Treasury Notes, 1.125% to 4.625% due 11/15/26 to 05/15/35; (value—$510,000,027); proceeds: $500,050,556	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with Federal Reserve Bank of New York, 3.500% due 05/01/26, collateralized by $901,970,900 U.S. Treasury Note, 1.875% due 02/15/32; (value—$800,077,839); proceeds: $800,077,778	800,000,000	800,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.640% due 05/01/26, collateralized by $2,102,617,600 U.S. Treasury Bonds, 2.000% to 2.375% due 02/15/42 to 08/15/51, $396,303,804 U.S. Treasury Bond Strips, zero coupon due 02/15/29 to 08/15/30 and $591,909,000 U.S. Treasury Inflation Index Note, 0.250% due 07/15/29; (value—$2,550,000,000); proceeds: $2,500,252,778	2,500,000,000	2,500,000,000

	Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/30/26 with Barclays Bank PLC, 3.640% due 05/01/26, collateralized by $251,874,200 U.S. Treasury Bill, zero coupon due 07/09/26 to 03/18/27, $607,867,400 U.S. Treasury Bonds, 1.625% to 4.750% due 02/15/36 to 11/15/55, $300 U.S. Treasury Bond Principal Strip, zero coupon due 02/15/44, $218,098,451 U.S. Treasury Bond Strips, zero coupon due 02/15/27 to 02/15/55, $5,644,900 U.S. Treasury Inflation Index Bonds, 1.000% to 3.625% due 04/15/28 to 02/15/48 and $1,864,101,100 U.S. Treasury Notes, 0.750% to 4.625% due 06/30/26 to 05/15/34; (value—$2,672,400,168); proceeds: $2,620,264,911

	$2,620,000,000	$2,620,000,000
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 3.640% due 05/01/26, collateralized by $607,303,000 U.S. Treasury Bill, zero coupon due 08/18/26 to 10/22/26, $1,212,000,000 U.S. Treasury Inflation Index Note, 0.125% due 10/15/26 and $6,871,491,400 U.S. Treasury Notes, 0.625% to 4.375% due 07/31/26 to 07/31/32; (value—$8,884,200,092); proceeds: $8,710,880,678	8,710,000,000	8,710,000,000
Total repurchase agreements (cost—$15,130,000,000)		15,130,000,000
Total investments (cost—$39,603,622,393 which approximates cost for federal income tax purposes)—98.7%		39,603,622,393

Other assets in excess of liabilities—1.3%		521,013,044
Net assets—100.0%		$40,124,635,437

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$24,473,622,393	$—	$24,473,622,393
Repurchase agreements	—	15,130,000,000	—	15,130,000,000
Total	$—	$39,603,622,393	$—	$39,603,622,393

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2026.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—102.5%
U.S. Treasury Bills
3.586% due 07/09/26[1]	$125,000,000	$124,167,448
3.596% due 06/25/26[1]	22,000,000	21,882,865
3.596% due 06/25/26[1]	100,000,000	99,467,569
3.601% due 05/12/26[1]	126,000,000	125,864,865
3.602% due 07/16/26[1]	27,000,000	26,801,070
3.602% due 07/16/26[1]	100,000,000	99,263,222
3.607% due 06/18/26[1]	20,000,000	19,906,800
3.607% due 06/18/26[1]	100,000,000	99,534,000
3.612% due 07/02/26[1]	33,000,000	32,801,083
3.612% due 07/02/26[1]	50,000,000	49,698,611
3.613% due 08/13/26[1]	175,000,000	173,230,556
3.613% due 08/20/26[1]	150,000,000	148,381,250
3.613% due 08/20/26[1]	24,000,000	23,741,000
3.620% due 05/12/26[1]	25,000,000	24,972,806
3.620% due 05/12/26[1]	150,000,000	149,836,833
3.632% due 05/05/26[1]	24,000,000	23,990,560
3.634% due 07/23/26[1]	150,000,000	148,782,667
3.634% due 07/23/26[1]	19,000,000	18,845,804
3.637% due 05/28/26[1]	100,000,000	99,732,250
3.639% due 05/26/26[1]	100,000,000	99,751,910
3.639% due 07/30/26[1]	150,000,000	148,678,125
3.639% due 07/30/26[1]	20,000,000	19,823,750
3.639% due 08/06/26[1]	150,000,000	148,575,312
3.639% due 08/06/26[1]	23,000,000	22,781,548
3.639% due 08/27/26[1]	175,000,000	172,978,021
3.640% due 06/18/26[1]	50,000,000	49,762,303
3.645% due 06/09/26[1]	150,000,000	149,419,063
3.645% due 06/09/26[1]	25,000,000	24,903,177
3.648% due 07/14/26[1]	100,000,000	99,266,372
3.649% due 06/02/26[1]	100,000,000	99,681,769
3.649% due 09/03/26[1]	23,000,000	22,717,691
3.649% due 09/03/26[1]	150,000,000	148,158,854
3.649% due 09/10/26[1]	24,000,000	23,688,920
3.649% due 09/10/26[1]	150,000,000	148,055,750
3.650% due 07/14/26[1]	40,000,000	39,706,261
3.652% due 05/19/26[1]	26,000,000	25,953,720
3.652% due 05/19/26[1]	100,000,000	99,822,000
3.653% due 05/19/26[1]	200,000,000	199,641,000
3.654% due 05/05/26[1]	200,000,000	199,920,667
3.654% due 06/09/26[1]	40,000,000	39,844,455
3.654% due 06/09/26[1]	50,000,000	49,805,569
3.655% due 05/12/26[1]	150,000,000	149,836,123
3.655% due 05/19/26[1]	20,000,000	19,964,050
3.655% due 05/19/26[1]	150,000,000	149,730,375
3.655% due 05/26/26[1]	20,000,000	19,950,069
3.655% due 05/26/26[1]	150,000,000	149,625,521
3.655% due 06/11/26[1]	150,000,000	149,386,708
3.655% due 06/11/26[1]	20,000,000	19,918,228
3.659% due 05/19/26[1]	100,000,000	99,820,750
3.660% due 06/02/26[1]	170,000,000	169,524,000
3.660% due 07/07/26[1]	30,000,000	29,799,877
3.660% due 07/07/26[1]	50,000,000	49,666,461
3.660% due 07/21/26[1]	100,000,000	99,194,984
3.663% due 05/07/26[1]	50,000,000	49,970,086
3.663% due 05/12/26[1]	100,000,000	99,890,596
3.664% due 05/14/26[1]	200,000,000	199,739,783

	Face amount	Value
U.S. Treasury obligations—(continued)
3.664% due 05/21/26[1]	$100,000,000	$99,800,622
3.665% due 07/07/26[1]	150,000,000	148,997,792
3.666% due 07/21/26[1]	100,000,000	99,193,375
3.667% due 06/30/26[1]	150,000,000	149,101,250
3.668% due 05/05/26[1]	50,000,000	49,980,017
3.668% due 05/05/26[1]	40,000,000	39,984,013
3.669% due 07/28/26[1]	10,000,000	9,912,391
3.669% due 07/28/26[1]	50,000,000	49,561,956
3.670% due 06/04/26[1]	100,000,000	99,659,929
3.670% due 07/16/26[1]	100,000,000	99,241,900
3.670% due 07/23/26[1]	100,000,000	99,173,112
3.671% due 07/09/26[1]	150,000,000	148,967,300
3.673% due 05/26/26[1]	19,000,000	18,952,764
3.673% due 05/26/26[1]	150,000,000	149,627,083
3.673% due 05/28/26[1]	25,000,000	24,932,688
3.673% due 05/28/26[1]	150,000,000	149,596,125
3.673% due 06/16/26[1]	10,000,000	9,954,052
3.673% due 06/16/26[1]	100,000,000	99,540,524
3.673% due 07/02/26[1]	150,000,000	149,070,000
3.673% due 07/28/26[1]	150,000,000	148,683,667
3.673% due 07/30/26[1]	150,000,000	148,653,750
3.673% due 07/30/26[1]	21,000,000	20,811,525
3.673% due 08/06/26[1]	150,000,000	148,550,052
3.674% due 05/07/26[1]	150,000,000	149,910,100
3.676% due 05/07/26[1]	150,000,000	149,910,125
3.676% due 06/04/26[1]	20,000,000	19,931,811
3.676% due 06/04/26[1]	150,000,000	149,488,583
3.676% due 06/11/26[1]	120,000,000	119,508,000
3.676% due 06/18/26[1]	50,000,000	49,760,160
3.676% due 06/18/26[1]	45,000,000	44,784,144
3.676% due 06/23/26[1]	150,000,000	149,203,896
3.676% due 06/23/26[1]	20,000,000	19,893,853
3.676% due 06/25/26[1]	150,000,000	149,173,854
3.677% due 07/16/26[1]	65,000,000	64,506,617
3.679% due 06/23/26[1]	50,000,000	49,734,691
3.679% due 06/23/26[1]	50,000,000	49,734,691
3.679% due 07/02/26[1]	40,000,000	39,751,931
3.679% due 07/23/26[1]	50,000,000	49,585,576
3.680% due 06/02/26[1]	50,000,000	49,839,467
3.681% due 05/05/26[1]	175,000,000	174,929,611
3.681% due 05/21/26[1]	175,000,000	174,648,542
3.682% due 06/09/26[1]	50,000,000	49,804,374
3.684% due 05/07/26[1]	150,000,000	149,910,000
3.684% due 05/07/26[1]	23,000,000	22,986,200
3.684% due 05/14/26[1]	175,000,000	174,772,500
3.684% due 05/21/26[1]	150,000,000	149,700,000
3.684% due 05/21/26[1]	24,000,000	23,952,000
3.684% due 06/02/26[1]	150,000,000	149,521,333
3.684% due 06/02/26[1]	18,000,000	17,942,560
3.684% due 06/25/26[1]	100,000,000	99,448,724
3.684% due 06/30/26[1]	150,000,000	149,102,500
3.684% due 06/30/26[1]	24,000,000	23,856,400
3.684% due 07/02/26[1]	50,000,000	49,689,569
3.684% due 07/07/26[1]	23,000,000	22,846,328
3.684% due 07/07/26[1]	150,000,000	148,997,792
3.686% due 06/16/26[1]	150,000,000	149,307,125
3.686% due 06/16/26[1]	20,000,000	19,907,617

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3.686% due 09/17/26[1]	$34,000,000	$33,531,338
3.686% due 09/17/26[1]	100,000,000	98,621,583
3.688% due 05/07/26[1]	50,000,000	49,969,792
3.688% due 05/07/26[1]	6,000,000	5,996,375
3.689% due 05/07/26[1]	77,000,000	76,953,479
3.689% due 06/09/26[1]	24,000,000	23,906,530
3.689% due 06/09/26[1]	150,000,000	149,415,812
3.689% due 06/11/26[1]	24,000,000	23,901,463
3.689% due 06/11/26[1]	150,000,000	149,384,146
3.689% due 06/16/26[1]	25,000,000	24,885,160
3.689% due 06/16/26[1]	150,000,000	149,310,958
3.689% due 06/23/26[1]	24,000,000	23,872,977
3.689% due 06/23/26[1]	150,000,000	149,206,104
3.691% due 06/02/26[1]	150,000,000	149,517,333
3.691% due 06/02/26[1]	25,000,000	24,919,556
3.691% due 06/30/26[1]	20,000,000	19,887,378
3.691% due 06/30/26[1]	150,000,000	149,155,333
3.694% due 06/04/26[1]	150,000,000	149,488,583
3.694% due 06/04/26[1]	23,000,000	22,921,583
3.694% due 06/18/26[1]	34,000,000	33,836,347
3.694% due 06/18/26[1]	100,000,000	99,518,667
3.694% due 07/14/26[1]	175,000,000	173,705,000
3.694% due 07/23/26[1]	150,000,000	148,751,542
3.694% due 07/23/26[1]	20,000,000	19,833,539
3.696% due 05/12/26[1]	25,000,000	24,972,309
3.696% due 05/12/26[1]	150,000,000	149,833,854
3.696% due 05/28/26[1]	175,000,000	174,523,562
3.697% due 06/11/26[1]	17,000,000	16,930,687
3.697% due 06/11/26[1]	100,000,000	99,592,278
3.701% due 05/05/26[1]	150,000,000	149,939,500
3.701% due 05/05/26[1]	25,000,000	24,989,917
3.701% due 05/07/26[1]	25,000,000	24,984,854
3.701% due 05/07/26[1]	150,000,000	149,909,125
3.701% due 05/26/26[1]	50,000,000	49,873,976
3.701% due 05/26/26[1]	20,000,000	19,949,590
3.701% due 05/26/26[1]	150,000,000	149,621,875
3.701% due 05/26/26[1]	25,000,000	24,936,979
3.704% due 07/02/26[1]	38,000,000	37,763,091
3.704% due 07/02/26[1]	50,000,000	49,688,278
3.704% due 07/16/26[1]	38,000,000	37,709,596
3.704% due 07/16/26[1]	50,000,000	49,617,889
3.704% due 07/21/26[1]	33,000,000	32,731,957
3.704% due 07/21/26[1]	100,000,000	99,187,750
3.704% due 08/25/26[1]	20,000,000	19,767,356
3.704% due 08/25/26[1]	150,000,000	148,255,167
3.706% due 05/19/26[1]	30,000,000	29,945,475
3.706% due 05/19/26[1]	150,000,000	149,727,375
3.707% due 10/22/26[1]	150,000,000	147,397,250
3.707% due 10/22/26[1]	20,000,000	19,652,967
3.707% due 10/29/26[1]	21,000,000	20,620,956
3.707% due 10/29/26[1]	150,000,000	147,292,542
3.710% due 08/04/26[1]	50,000,000	49,523,021
3.710% due 08/04/26[1]	38,000,000	37,637,496
3.711% due 05/14/26[1]	175,000,000	174,769,656
3.715% due 09/01/26[1]	150,000,000	148,205,083
3.715% due 09/01/26[1]	20,000,000	19,760,678
3.720% due 06/25/26[1]	32,000,000	31,822,289

	Face amount	Value
U.S. Treasury obligations—(continued)
3.720% due 06/25/26[1]	$100,000,000	$99,444,653
3.720% due 07/09/26[1]	38,000,000	37,735,251
3.720% due 07/09/26[1]	50,000,000	49,651,646
3.720% due 08/18/26[1]	150,000,000	148,353,646
3.720% due 08/18/26[1]	20,000,000	19,780,486
3.723% due 10/01/26[1]	50,000,000	49,233,937
3.723% due 10/01/26[1]	38,000,000	37,417,792
3.728% due 10/15/26[1]	38,000,000	37,363,637
3.728% due 10/15/26[1]	50,000,000	49,162,681
3.730% due 07/28/26[1]	100,000,000	99,111,444
3.730% due 07/28/26[1]	31,000,000	30,724,548
3.733% due 10/08/26[1]	50,000,000	49,196,667
3.733% due 10/08/26[1]	38,000,000	37,389,467
3.749% due 09/24/26[1]	32,000,000	31,528,907
3.749% due 09/24/26[1]	100,000,000	98,527,833
3.755% due 06/04/26[1]	150,000,000	149,485,042
3.755% due 06/04/26[1]	2,000,000	1,993,134
3.791% due 05/28/26[1]	12,000,000	11,966,970
3.791% due 05/28/26[1]	100,000,000	99,724,750
3.812% due 05/14/26[1]	73,000,000	72,902,727
3.823% due 05/07/26[1]	6,000,000	5,996,300
3.823% due 05/07/26[1]	100,000,000	99,938,333
3.833% due 05/21/26[1]	11,000,000	10,977,328
3.833% due 05/21/26[1]	100,000,000	99,793,889
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[2]	145,000,000	144,986,011
3 mo. Treasury money market yield + 0.099%, 3.742% due 05/01/26[2]	258,000,000	257,972,996
3 mo. Treasury money market yield + 0.103%, 3.746% due 05/01/26[2]	85,000,000	85,000,001
3 mo. Treasury money market yield + 0.159%, 3.802% due 05/01/26[2]	65,000,000	64,970,603
3 mo. Treasury money market yield + 0.160%, 3.803% due 05/01/26[2]	217,000,000	217,007,993
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[2]	267,000,000	266,993,904
3 mo. Treasury money market yield + 0.190%, 3.833% due 05/01/26[2]	69,000,000	68,999,999
U.S. Treasury Notes
1.250% due 12/31/26	85,000,000	83,625,933
3.625% due 05/15/26	58,000,000	57,990,284
Total U.S. Treasury obligations (cost—$17,354,415,416)		17,354,415,416
Total investments (cost—$17,354,415,416 which approximates cost for federal income tax purposes)—102.5%		17,354,415,416

Liabilities in excess of other assets—(2.5)%		(429,370,301)
Net assets—100.0%		$16,925,045,115

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$17,354,415,416	$—	$17,354,415,416
Total	$—	$17,354,415,416	$—	$17,354,415,416

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2026.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Certificates of deposit—8.6%
Banking-non-U.S.—8.6%
Bank of Nova Scotia
1 day USD SOFR + 0.280%, 3.910%, due 05/01/26[1]	$100,000,000	$100,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	113,000,000	113,000,000
Canadian Imperial Bank of Commerce 1 day USD SOFR + 0.330%, 3.960%, due 05/01/26[1]	125,000,000	125,000,000
Mitsubishi UFJ Trust & Banking Corp. 3.640%, due 05/04/26	50,000,000	50,000,000
Mizuho Bank Ltd. 3.810%, due 07/02/26	125,000,000	125,000,000
National Australia Bank Ltd. 1 day USD SOFR + 0.340%, 3.970%, due 05/01/26[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.200%, 3.830%, due 05/01/26[1]	123,000,000	123,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd.
3.750%, due 08/04/26	100,000,000	100,000,000
1 day USD SOFR + 0.220%, 3.860%, due 05/01/26[1]	61,000,000	61,000,000
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	125,000,000	125,000,000
3.900%, due 10/30/26	115,000,000	115,000,000
Sumitomo Mitsui Trust 3.930%, due 07/14/26	125,000,000	125,000,000
Svenska Handelsbanken AB
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	56,000,000	55,999,930
1 day USD SOFR + 0.260%, 3.900%, due 05/01/26[1]	125,000,000	125,000,000
Swedbank AB 3.750%, due 07/22/26	100,000,000	100,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.300%, 3.930%, due 05/01/26[1]	121,000,000	121,000,000
1 day USD SOFR + 0.360%, 3.990%, due 05/01/26[1]	130,000,000	130,000,000
4.000%, due 03/16/27	75,000,000	75,000,000
Total Certificates of deposit (cost—$1,993,999,930)		1,993,999,930

Commercial paper—47.0%
Asset-backed-miscellaneous—11.1%
Albion Capital Corp. SA/Albion Capital LLC
3.780%, due 05/21/26	32,000,000	31,932,800
3.960%, due 05/20/26	32,048,000	31,981,020
Antalis SA 3.770%, due 05/06/26[2]	28,000,000	27,985,339

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC
3.710%, due 05/15/26[2]	$43,000,000	$42,937,960
3.850%, due 08/27/26[2]	50,000,000	49,369,028
3.930%, due 07/15/26[2]	30,000,000	29,754,375
Barton Capital SA
3.680%, due 05/05/26[2]	50,000,000	49,979,555
3.680%, due 05/06/26[2]	100,000,000	99,948,889
3.750%, due 05/21/26[2]	32,000,000	31,933,333
3.930%, due 07/07/26[2]	32,000,000	31,765,947
Cabot Trail Funding LLC
3.640%, due 05/01/26[2]	103,000,000	103,000,000
3.660%, due 08/05/26[2]	80,000,000	79,219,200
3.680%, due 08/21/26[2]	52,000,000	51,404,658
3.690%, due 07/27/26[2]	75,000,000	74,331,187
3.700%, due 08/04/26[2]	74,400,000	73,673,567
3.700%, due 08/14/26[2]	100,000,000	98,920,833
3.725%, due 07/13/26[2]	70,000,000	69,471,257
3.730%, due 05/13/26[2]	48,000,000	47,940,320
Fairway Finance Co. LLC
3.800%, due 06/11/26[2]	52,000,000	51,774,955
3.920%, due 10/08/26[2]	40,000,000	39,303,111
3.950%, due 05/14/26[2]	50,000,000	49,928,680
Gotham Funding Corp. 3.840%, due 08/03/26[2]	100,000,000	98,997,333
Liberty Street Funding LLC
3.700%, due 07/01/26[2]	30,000,000	29,811,917
3.700%, due 07/10/26[2]	75,000,000	74,460,417
3.720%, due 06/03/26[2]	83,390,000	83,105,640
3.815%, due 10/29/26[2]	50,000,000	49,040,951
3.830%, due 10/23/26[2]	25,000,000	24,534,549
LMA-Americas LLC
3.730%, due 05/18/26[2]	29,000,000	28,948,920
3.730%, due 05/19/26[2]	29,000,000	28,945,915
3.750%, due 05/29/26[2]	32,000,000	31,906,667
3.840%, due 08/12/26[2]	50,000,000	49,450,667
3.880%, due 07/23/26[2]	32,000,000	31,713,742
Manhattan Asset Funding Co. LLC 3.700%, due 05/07/26[2]	43,000,000	42,973,483
Old Line Funding LLC
3.770%, due 09/04/26	65,000,000	64,142,325
3.900%, due 05/01/26[1],[2]	50,000,000	50,000,000
3.900%, due 05/27/26[2]	50,000,000	49,859,167
3.910%, due 05/01/26[1],[2]	125,000,000	125,000,000
Sheffield Receivables Co. LLC
3.740%, due 05/15/26[2]	59,000,000	58,914,188
3.880%, due 07/21/26[2]	123,000,000	121,926,210
Thunder Bay Funding LLC
3.760%, due 07/06/26	40,000,000	39,724,267
3.770%, due 09/04/26	60,000,000	59,208,300
3.810%, due 06/22/26	55,000,000	54,697,317
3.830%, due 06/02/26[2]	90,000,000	89,693,600
Victory Receivables Corp. 3.720%, due 05/08/26[2]	125,000,000	124,909,583

		2,578,521,172

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Banking-non-U.S.—31.0%
Australia & New Zealand Banking Group Ltd.
3.640%, due 10/28/26[2]	$125,000,000	$122,725,000
3.670%, due 08/18/26[2]	125,000,000	123,611,007
3.670%, due 08/19/26[2]	125,000,000	123,598,264
3.800%, due 08/20/26[2]	125,000,000	123,535,417
3.810%, due 06/09/26[2]	125,000,000	124,484,063
3.850%, due 05/18/26[2]	125,000,000	124,772,743
Barclays Bank PLC
3.730%, due 06/02/26[2]	100,000,000	99,668,445
3.740%, due 06/08/26[2]	100,000,000	99,605,222
3.890%, due 08/24/26[2]	90,000,000	88,881,625
Canadian Imperial Bank of Commerce
3.640%, due 05/04/26[2]	180,000,000	179,945,400
3.640%, due 05/07/26[2]	135,000,000	134,918,100
Commonwealth Bank of Australia
3.820%, due 04/16/27[2]	96,950,000	93,349,385
1 day USD SOFR + 0.200%, 3.830%, due 05/01/26[1,2]	120,000,000	120,000,000
1 day USD SOFR + 0.250%, 3.880%, due 05/01/26[1,2]	62,000,000	61,999,995
DNB Bank ASA 3.670%, due 07/07/26[2]	125,000,000	124,146,215
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.610%, due 05/01/26[2]	865,000,000	865,000,000
Federation des Caisses Desjardins du Quebec
3.850%, due 04/15/27[2]	125,000,000	120,334,549
3.850%, due 04/22/27[2]	75,000,000	72,144,583
Mizuho Bank Ltd. 3.845%, due 08/11/26[2]	125,000,000	123,638,229
National Australia Bank Ltd.
1 day USD SOFR + 0.220%, 3.850%, due 05/01/261,[2]	125,000,000	125,000,000
1 day USD SOFR + 0.250%, 3.880%, due 05/01/26[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.260%, 3.890%, due 05/01/26[1,2]	125,000,000	125,000,000
3.930%, due 05/01/26[1,2]	50,000,000	50,000,000
National Bank of Canada
3.830%, due 08/05/26[2]	125,000,000	123,723,333
3.860%, due 08/19/26[2]	100,000,000	98,820,556
3.900%, due 05/01/26[1,2]	125,000,000	125,000,000
4.100%, due 05/18/26[2]	125,000,000	124,757,986
Nordea Bank Abp
3.630%, due 10/28/26[2]	100,000,000	98,185,000
3.825%, due 10/21/26[2]	75,000,000	73,621,406
3.840%, due 04/14/27[2]	125,000,000	120,360,000
1 day USD SOFR + 0.260%, 3.890%, due 05/01/26[1,2]	125,000,000	125,000,000
NRW Bank 3.585%, due 05/04/26[2]	100,000,000	99,970,125

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Oversea-Chinese Banking Corp. Ltd.
3.700%, due 05/01/26[2]	$125,000,000	$125,000,000
3.850%, due 07/08/26[2]	79,000,000	78,425,495
Podium Funding Trust
3.720%, due 07/14/26	50,000,000	49,617,667
3.720%, due 07/23/26	84,000,000	83,279,560
3.730%, due 07/07/26	125,000,000	124,132,257
3.730%, due 07/09/26	50,000,000	49,642,542
3.840%, due 06/02/26	50,000,000	49,829,333
3.840%, due 06/11/26	125,000,000	124,453,333
3.950%, due 05/20/26	50,000,000	49,895,764
3.960%, due 10/08/26	91,000,000	89,398,400
Royal Bank of Canada 1 day USD SOFR + 0.300%, 3.930%, due 05/01/26[1,2]	80,000,000	79,999,873
Skandinaviska Enskilda Banken AB 3.900%, due 05/11/26[2]	125,000,000	124,864,583
Sumitomo Mitsui Trust 3.740%, due 05/22/26[2]	75,950,000	75,784,302
Sumitomo Mitsui Trust Bank Ltd.
3.720%, due 06/15/26[2]	125,000,000	124,418,750
3.775%, due 05/05/26[2]	129,230,000	129,175,795
3.880%, due 05/04/26[2]	125,000,000	124,959,583
Svenska Handelsbanken AB
3.600%, due 11/04/26[2]	125,000,000	122,662,500
3.690%, due 07/20/26[2]	89,000,000	88,270,200
3.690%, due 07/22/26[2]	30,000,000	29,747,850
3.940%, due 05/01/261,[2]	85,000,000	85,000,000
Swedbank AB
3.670%, due 07/07/26[2]	79,000,000	78,460,408
1 day USD SOFR + 0.200%, 3.840%, due 05/01/26[1,2]	125,000,000	125,000,000
3.870%, due 12/21/26[2]	125,000,000	121,855,625
3.880%, due 12/16/26[2]	125,000,000	121,914,861
1 day USD SOFR + 0.250%, 3.890%, due 05/01/26[1]	125,000,000	125,000,000
United Overseas Bank Ltd.
3.830%, due 05/01/26[1,2]	125,000,000	125,000,000
3.870%, due 07/16/26[2]	125,000,000	123,978,750
Westpac Banking Corp.
3.640%, due 09/09/26[2]	125,000,000	123,344,306
3.780%, due 07/07/26[2]	129,000,000	128,092,485

		7,222,000,870

Banking-U.S.—4.7%
Barclays Bank PLC
3.730%, due 05/28/26[2]	100,000,000	99,720,250
3.750%, due 06/12/26[2]	51,000,000	50,776,875
3.750%, due 06/16/26[2]	74,000,000	73,645,417
Bedford Row Funding Corp.
3.680%, due 09/17/26[2]	75,000,000	73,934,333
3.710%, due 07/13/26[2]	125,000,000	124,059,618
3.900%, due 10/13/26[2]	50,000,000	49,106,250
3.930%, due 01/06/27[2]	100,000,000	97,270,834

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Commercial paper—(continued)
Banking-U.S.—(continued)
Collateralized Commercial Paper V Co. LLC
3.920%, due 05/01/26[1]	$125,000,000	$125,000,000
1 day USD SOFR + 0.320%, 3.950%, due 05/01/26[1]	125,000,000	125,000,000
Paradelle Funding LLC
3.710%, due 07/06/26	36,500,000	36,251,739
3.910%, due 05/05/26	119,000,000	118,948,301
3.910%, due 05/22/26	125,000,000	124,714,896

		1,098,428,513

Banks—0.2%
Toronto-Dominion Bank 3.800%, due 06/11/26[2]	60,000,000	59,740,333
Total commercial paper (cost—$10,958,690,888)		10,958,690,888

Time deposits—4.4%
Banking-non-U.S.—4.4%
ABN AMRO Bank NV 3.580%, due 05/01/26	575,000,000	575,000,000
Credit Agricole Corporate & Investment Bank SA 3.570%, due 05/01/26	57,000,000	57,000,000
Mizuho Bank Ltd. 3.640%, due 05/01/26	400,000,000	400,000,000
Total time deposits (cost—$1,032,000,000)		1,032,000,000

Repurchase agreements—38.2%
Repurchase agreement dated 04/01/26 with BofA Securities, Inc., 4.290% due 08/03/26, collateralized by $26,873,000 various asset-backed convertible bonds, 1.750% to 7.161% due 01/15/27 to 01/15/82; (value—$26,250,126); proceeds: $25,086,396[3]	25,000,000	25,000,000
Repurchase agreement dated 04/30/26 with BofA Securities, Inc., 3.650% due 05/01/26, collateralized by $314,807,652 Federal National Mortgage Association obligations, 3.000% to 3.500% due 02/01/42 to 12/01/46; (value—$41,514,000); proceeds: $40,704,127	40,700,000	40,700,000
Repurchase agreement dated 04/30/26 with BNP Paribas Securities Corp., 3.770% due 05/01/26, collateralized by $56,451,428 various asset-backed convertible bonds, zero coupon to 13.875% due 05/15/26 to 01/15/84; (value—$54,602,507); proceeds: $50,005,236	50,000,000	50,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 3.870% due 05/07/26, collateralized by $61,363,626 various asset-backed convertible bonds, 0.500% to 15.000% due 03/07/29 to 12/31/44; (value—$82,499,924); proceeds: $75,233,813[3]	$75,000,000	$75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.010% due 07/29/26, collateralized by $103,798,697 various asset-backed convertible bonds, zero coupon to 7.385% due 05/01/26 to 09/01/53; (value—$105,000,000); proceeds: $100,323,028[3]	100,000,000	100,000,000
Repurchase agreement dated 06/03/25 with J.P. Morgan Securities LLC, 3.870% due 05/07/26, collateralized by $82,021,003 various asset-backed convertible bonds, zero coupon to 5.125% due 05/01/27 to 12/01/31; (value—$114,400,004); proceeds: $104,324,220[3]	104,000,000	104,000,000
Repurchase agreement dated 04/30/26 with BNP Paribas Securities Corp., 3.730% due 05/01/26, collateralized by $1,000 Federal Home Loan Mortgage Corp., obligation, 4.118% due 11/25/32 and $557,344,936 various asset-backed convertible bonds, zero coupon to 8.750% due 05/15/26 to 12/31/49; (value—$238,636,581); proceeds: $225,023,313	225,000,000	225,000,000
Repurchase agreement dated 04/01/26 with BofA Securities, Inc., 4.290% due 08/03/26, collateralized by $1,100 U.S. Treasury Note, 3.875% due 04/30/31, $189,311,945 various asset-backed convertible bonds, zero coupon to 14.000% due 05/10/26 to 02/22/62 and $9 various equity securities; (value—$253,978,514); proceeds: $240,829,400[3]	240,000,000	240,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

Face amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 04/30/26 with Barclays Bank PLC, 3.640% due 05/01/26, collateralized by $333,853,000 U.S. Treasury Bills, zero coupon due 05/28/26 to 01/21/27, $2,305,038,000 U.S. Treasury Bonds, 1.125% to 5.000% due 02/15/36 to 02/15/56, $999,700 U.S. Treasury Bond Principal Strip, zero coupon due 02/15/44, $475,090,275 U.S. Treasury Bond Strips, zero coupon due 11/15/28 to 05/15/54, $77,567,800 U.S. Treasury Inflation Index Bonds, 0.250% to 1.000% due 02/15/45 to 02/15/50, $204,711,200 U.S. Treasury Inflation Index Note, 0.125% due 04/15/27 and $1,468,587,000 U.S. Treasury Notes, 0.625% to 4.625% due 06/30/26 to 11/15/35; (value—$4,080,000,028); proceeds: $4,000,404,444

$4,000,000,000	$4,000,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 3.640% due 05/01/26, collateralized by $297,879,200 U.S. Treasury Bill, zero coupon due 07/30/26, $2,951,030,600 U.S. Treasury Bonds, 1.875% to 4.750% due 02/15/41 to 11/15/55 and $1,147,468,000 U.S. Treasury Notes, 0.625% to 4.375% due 07/31/26 to 11/15/35; (value—$4,131,000,175); proceeds: $4,050,409,500	$4,050,000,000	$4,050,000,000
Total repurchase agreements (cost—$8,909,700,000)		8,909,700,000
Total investments (cost—$22,894,390,818 which approximates cost for federal income tax purposes)—98.2%		22,894,390,818

Other assets in excess of liabilities—1.8%		419,896,850
Net assets—100.0%		$23,314,287,668

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,993,999,930	$—	$1,993,999,930
Commercial paper	—	10,958,690,888	—	10,958,690,888
Time deposits	—	1,032,000,000	—	1,032,000,000
Repurchase agreements	—	8,909,700,000	—	8,909,700,000
Total	$—	$22,894,390,818	$—	$22,894,390,818

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2026

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,401,841,067, represented 40.3% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2026

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$16,161,889,297	$24,473,622,393	$17,354,415,416	$13,984,690,818
Repurchase agreements	7,748,000,000	15,130,000,000	—	8,909,700,000

Investments, at value
Investments	16,161,889,297	24,473,622,393	17,354,415,416	13,984,690,818
Repurchase agreements	7,748,000,000	15,130,000,000	—	8,909,700,000
Cash	475,043,933	909,923,607	77,149,686	407,208,097
Receivable for interest	23,304,765	6,473,017	1,441,324	14,578,035
Total assets	24,408,237,995	40,520,019,017	17,433,006,426	23,316,176,950

Liabilities:
Payable for investments purchased	245,032,404	392,249,454	506,532,472	—
Payable to affiliate	1,941,245	3,134,126	1,253,551	1,889,282
Payable to custodian	—	—	123,553	—
Accrued expenses and other liabilities	—	—	51,735	—
Total liabilities	246,973,649	395,383,580	507,961,311	1,889,282
Net assets, at value	$24,161,264,346	$40,124,635,437	$16,925,045,115	$23,314,287,668

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2026

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$1,039,776,750	$1,760,204,701	$570,647,850	$1,046,095,279
Expenses:
Investment advisory and administration fees	25,557,729	42,733,223	14,356,822	25,027,060
Custody and fund accounting fees	—	—	503,349	—
Trustees’ fees	106,769	170,216	69,924	105,351
Professional services fees	—	—	110,139	—
Printing and shareholder report fees	—	—	2,955	—
Other expenses	—	—	152,984	—
Total expenses	25,664,498	42,903,439	15,196,173	25,132,411
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(839,351)	—
Net expenses	25,664,498	42,903,439	14,356,822	25,132,411
Net investment income (loss)	1,014,112,252	1,717,301,262	556,291,028	1,020,962,868
Net realized gain (loss)	597,710	1,454,541	396,474	(1)
Net increase (decrease) in net assets resulting from operations	$1,014,709,962	$1,718,755,803	$556,687,502	$1,020,962,867

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,014,112,252	$1,248,575,044
Net realized gain (loss)	597,710	1,158,182
Net increase (decrease) in net assets resulting from operations	1,014,709,962	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	(896,200,281)	(530,449,132)
Net increase (decrease) in net assets	118,509,681	719,284,094
Net assets:

Beginning of year	24,042,754,665	23,323,470,571
End of year	$24,161,264,346	$24,042,754,665

	Treasury Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,717,301,262	$2,022,437,831
Net realized gain (loss)	1,454,541	—
Net increase (decrease) in net assets resulting from operations	1,718,755,803	2,022,437,831
Net increase (decrease) in net assets from beneficial interest transactions	(3,011,412,752)	297,824,288
Net increase (decrease) in net assets	(1,292,656,949)	2,320,262,119
Net assets:

Beginning of year	41,417,292,386	39,097,030,267
End of year	$40,124,635,437	$41,417,292,386

	100% US Treasury Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$556,291,028	$312,136,145
Net realized gain (loss)	396,474	67,921
Net increase (decrease) in net assets resulting from operations	556,687,502	312,204,066
Net increase (decrease) in net assets from beneficial interest transactions	6,416,964,043	9,614,090,492
Net increase (decrease) in net assets	6,973,651,545	9,926,294,558
Net assets:

Beginning of year	9,951,393,570	25,099,012
End of year	$16,925,045,115	$9,951,393,570

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,020,962,868	$1,042,986,492
Net realized gain (loss)	(1)	66,584
Net increase (decrease) in net assets resulting from operations	1,020,962,867	1,043,053,076
Net increase (decrease) in net assets from beneficial interest transactions	(2,753,957,933)	10,647,278,707	*
Net increase (decrease) in net assets	(1,732,995,066)	11,690,331,783
Net assets:

Beginning of year	25,047,282,734	13,356,950,951
End of year	$23,314,287,668	$25,047,282,734

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.06%
Net investment income (loss)	3.95%	4.77%	5.25%	3.78%	0.02%
Supplemental data:
Total investment return[1]	4.04%	4.90%	5.39%	3.14%	0.03%
Net assets, end of year (000’s)	$24,161,264	$24,042,755	$23,323,471	$19,234,965	$4,297,678

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.06%
Net investment income (loss)	3.96%	4.76%	5.24%	3.23%	0.04%
Supplemental data:
Total investment return[1]	4.04%	4.89%	5.36%	3.06%	0.04%
Net assets, end of year (000’s)	$40,124,635	$41,417,292	$39,097,030	$34,877,847	$21,681,389

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from March 13, 2024[1] to April 30, 2024
	2026	2025
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.11%	1.73%[2]
Expenses after fee waivers	0.10%	0.10%	0.10%[2]
Net investment income (loss)	3.87%	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	4.01%	4.95%	0.70%
Net assets, end of period (000’s)	$16,925,045	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.06%	4.80%	5.41%	3.84%	0.08%
Supplemental data:
Total investment return[1]	4.15%	5.01%	5.55%	3.27%	0.09%
Net assets, end of year (000’s)	$23,314,288	$25,047,283	$13,356,951	$8,966,285	$1,908,435

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Master Funds are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The Funds are investment companies and apply the guidance in FASB ASC Topic 946—Financial Services—Investment Companies.

The Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in

Master Trust

Notes to financial statements

accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying Statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

Master Trust

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2026, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Such Master Funds maintain custody of the purchased securities prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty (in either case, in accordance with the 1940 Act).

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Master Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Master Fund and the clearing member through which the Master Fund’s transaction was effected. The Master Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by

Master Trust

Notes to financial statements

obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements

At April 30, 2026, the Master Funds owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,941,245
Treasury Master Fund	3,134,126
100% US Treasury Master Fund	1,253,551
Prime CNAV Master Fund	1,889,282

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2026 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

At April 30, 2026, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Master Fund	$1,345,536	$54,171	$452,014	$839,351

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$103,480,224,450	$92,715,049,160
Withdrawals	(104,376,424,731)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$(896,200,281)	$(530,449,132)

Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$116,794,971,368	$83,950,122,114
Withdrawals	(119,806,384,120)	(83,652,297,826)
Net increase (decrease) in beneficial interest	$(3,011,412,752)	$297,824,288

100% US Treasury Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$19,737,581,902	$14,987,658,097
Withdrawals	(13,320,617,859)	(5,373,567,605)
Net increase (decrease) in beneficial interest	$6,416,964,043	$9,614,090,492

Prime CNAV Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$13,280,592,108	$27,537,686,305 *
Withdrawals	(16,034,550,041)	(16,890,407,598)
Net increase (decrease) in beneficial interest	$(2,753,957,933)	$10,647,278,707

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2026 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Notes to financial statements

Reorganization of Funds

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Master Trust

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2026, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Government Master Fund Treasury Master Fund Prime CNAV Master Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the five years in the period ended April 30, 2026
100% US Treasury Master Fund	For the year ended April 30, 2026	For each of the two years in the period ended April 30, 2026	For each of the two years in the period ended April 30, 2026, and the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1126

UBS Ultra Short Income Fund

Annual Financial Statements  |  April 30, 2026

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Asset-backed securities—15.1%
CarMax Auto Owner Trust, Series 2022-4, Class C, 6.490%, due 07/17/28	$660,000	$669,101
CCG Receivables Trust, Series 2023-2, Class A2, 6.280%, due 04/14/32[1]	110,183	111,170
Chesapeake Funding II LLC,
Series 2023-1A, Class A1, 5.650%, due 05/15/35[1]	81,120	81,169
Series 2023-2A, Class A1, 6.160%, due 10/15/35[1]	1,058,110	1,065,529
CNH Equipment Trust, Series 2022-A, Class A4, 3.030%, due 03/15/29	952,760	949,169
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.900%, due 03/15/27	210,492	210,945
Dell Equipment Finance Trust,
Series 2023-3, Class A3, 5.930%, due 04/23/29[1]	176,663	176,854
Series 2024-1, Class C, 5.730%, due 03/22/30[1]	510,000	514,051
DLLAA LLC, Series 2023-1A, Class A3, 5.640%, due 02/22/28[1]	825,032	831,754
DLLAD LLC, Series 2025-1A, Class A2, 4.460%, due 11/20/28[1]	1,142,062	1,145,373
DLLST LLC, Series 2024-1A, Class A3, 5.050%, due 08/20/27[1]	419,296	420,488
Enterprise Fleet Financing LLC,
Series 2023-1, Class A3, 5.420%, due 10/22/29[1]	1,223,571	1,230,431
Series 2023-2, Class A3, 5.500%, due 04/22/30[1]	594,000	600,077
Series 2025-3, Class A2, 4.500%, due 04/20/28[1]	1,150,519	1,153,635
Ford Credit Auto Owner Trust,
Series 2021-2, Class B, 1.910%, due 05/15/34[1]	3,250,000	3,207,390
Series 2022-D, Class B, 5.980%, due 06/15/28	1,025,000	1,031,053
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, due 02/20/29	1,600,000	1,610,104
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C, 5.320%, due 10/16/28	1,000,000	1,005,880
Series 2023-1, Class B, 5.030%, due 09/18/28	3,055,000	3,072,089
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, due 06/12/34[1]	4,000,000	3,958,953
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.920%, due 11/15/28[1]	5,350,000	5,368,715

	Face amount	Value
Asset-backed securities—(continued)
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A4, 5.350%, due 07/16/29[1]	$3,057,690	$3,068,865
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.070%, due 02/15/28[1]	3,250,000	3,254,111
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A4, 5.320%, due 02/15/30	280,000	282,733
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.950%, due 11/15/28	720,017	726,769
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, due 10/09/42[1]	1,135,000	1,104,764
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.440%, due 01/22/30[1]	1,607,618	1,611,448
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, due 12/20/28[1]	1,700,000	1,709,748
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.630%, due 07/20/27[1]	1,517,332	1,519,793
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.540%, due 07/15/29	1,000,000	1,003,410
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4, 3.770%, due 02/15/28	900,000	899,287
Verizon Master Trust,
Series 2024-3, Class A1A, 5.340%, due 04/22/30	35,000	35,424
Series 2024-8, Class A1A, 4.620%, due 11/20/30	500,000	503,774
Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.290%, due 10/16/28[1]	670,000	670,937
Total asset-backed securities (cost—$44,794,070)		44,804,993

Commercial paper—7.6%
Auto manufacturers—4.4%
General Motors Financial Co., Inc. 3.850%, due 05/01/26[1]	13,000,000	13,000,000

Banking-non-U.S.—2.0%
Sumitomo Mitsui Trust 3.870%, due 07/28/26[1]	3,000,000	2,971,620
Sumitomo Mitsui Trust Bank Ltd. 3.870%, due 07/17/26[1]	3,000,000	2,975,168

		5,946,788

Health care providers & services—1.2%
Humana, Inc. 3.930%, due 05/01/26[1]	3,700,000	3,700,000
Total commercial paper (cost—$22,646,788)		22,646,788

1

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Corporate bonds—75.8%
Aerospace & defense—0.5%
RTX Corp. 3.125%, due 05/04/27	$1,500,000	$1,484,629

Auto manufacturers—4.3%
American Honda Finance Corp.
1 day USD SOFR + 0.720%, 4.370%, due 10/22/27[2]	2,500,000	2,499,071
BMW U.S. Capital LLC
1 day USD SOFR Index + 0.800%, 4.465%, due 08/13/26[1,2]	1,634,000	1,636,677
4.650%, due 03/19/27[1]	2,000,000	2,009,260
Mercedes-Benz Finance North America LLC
4.750%, due 08/01/27[1]	2,000,000	2,010,666
5.200%, due 08/03/26[1]	2,000,000	2,005,755
Toyota Motor Credit Corp.
1 day USD SOFR + 0.650%, 4.297%, due 03/19/27[2]	2,500,000	2,506,874

		12,668,303

Banks—44.7%
ABN AMRO Bank NV
1 day USD SOFR Index + 0.750%, 4.543%, due 07/07/28[1,2]	1,500,000	1,503,180
ANZ New Zealand International Ltd.
1.250%, due 06/22/26[1]	2,000,000	1,992,056
1 day USD SOFR + 0.610%, 4.260%, due 01/22/29[1,2,3]	2,000,000	2,002,125
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.620%, 4.269%, due 06/18/28[1,2]	1,000,000	1,003,090
1 day USD SOFR + 0.680%, 4.339%, due 07/16/27[1,2]	2,000,000	2,007,800
Banco Santander SA
1 day USD SOFR + 1.120%, 4.757%, due 07/15/28[2]	1,600,000	1,606,836
Bank of America Corp.
Series FRN, 1 day USD SOFR + 0.830%, 4.484%, due 01/24/29[2]	2,000,000	2,002,742
1 day USD SOFR + 0.970%, 4.622%, due 07/22/27[2]	1,500,000	1,501,550
1 day USD SOFR + 1.050%, 4.717%, due 02/04/28[2]	15,000	15,060
Bank of Montreal
1 day USD SOFR Index + 0.760%, 4.415%, due 06/04/27[2]	2,000,000	2,007,125
5.300%, due 06/05/26	2,250,000	2,252,430
Bank of Nova Scotia
1 day USD SOFR Index + 0.780%, 4.435%, due 06/04/27[2]	997,000	1,000,868
1 day USD SOFR + 0.890%, 4.555%, due 02/14/29[2]	2,000,000	2,003,290
Banque Federative du Credit Mutuel SA 5.896%, due 07/13/26[1]	3,000,000	3,010,289
BPCE SA
4.750%, due 07/19/27[1]	1,500,000	1,507,707
5.203%, due 01/18/27[1,3]	3,000,000	3,022,192

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.720%, 4.366%, due 01/13/28[2]	$1,750,000	$1,752,113
5.237%, due 06/28/27	2,000,000	2,023,392
5.615%, due 07/17/26	2,000,000	2,006,056
Citibank NA
1 day USD SOFR + 0.712%, 4.376%, due 11/19/27[2]	2,000,000	2,001,586
1 day USD SOFR + 0.781%, 4.439%, due 05/29/27[2]	2,000,000	2,008,920
Citigroup, Inc. 3.200%, due 10/21/26	2,000,000	1,990,987
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%, 4.119%, due 11/27/26[1,2]	2,500,000	2,502,280
1 day USD SOFR + 0.640%, 4.290%, due 03/14/28[1,2]	2,000,000	2,006,925
Cooperatieve Rabobank UA
1 day USD SOFR + 0.600%, 4.251%, due 01/21/28[2]	2,000,000	2,005,771
1 day USD SOFR Index + 0.710%, 4.364%, due 03/05/27[2]	1,385,000	1,389,250
Credit Agricole SA
1 day USD SOFR + 0.870%, 4.521%, due 03/11/27[1,2]	1,000,000	1,004,125
5.589%, due 07/05/26[1]	2,500,000	2,507,021
DBS Group Holdings Ltd.
1 day USD SOFR + 0.600%, 4.245%, due 03/21/28[1,2]	2,500,000	2,505,975
Federation des Caisses Desjardins du Quebec 4.550%, due 08/23/27[1]	2,000,000	2,006,869
Fifth Third Bancorp 2.550%, due 05/05/27	1,500,000	1,474,935
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%, 4.411%, due 05/21/27[2]	2,000,000	2,000,436
Goldman Sachs Group, Inc.
3.500%, due 11/16/26	2,000,000	1,993,464
1 day USD SOFR + 0.710%, 4.361%, due 01/21/29[2]	2,000,000	1,995,920
HSBC Holdings PLC
3.900%, due 05/25/26	2,000,000	1,999,708
(fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[2]	2,000,000	2,047,278
HSBC USA, Inc. 5.294%, due 03/04/27	1,750,000	1,767,154
ING Groep NV
1 day USD SOFR Index + 1.560%, 5.213%, due 09/11/27[2]	1,935,000	1,941,911
JPMorgan Chase & Co.
Series FRN, 1 day USD SOFR + 0.800%, 4.456%, due 01/24/29[2]	1,018,000	1,020,256
1 day USD SOFR + 1.180%, 4.841%, due 02/24/28[2]	2,250,000	2,262,784

2

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC 3.750%, due 01/11/27	$1,500,000	$1,495,920
Macquarie Bank Ltd.
1 day USD SOFR + 0.740%, 4.390%, due 06/12/28[1,2]	1,000,000	1,004,165
1 day USD SOFR + 0.920%, 4.570%, due 07/02/27[1,2]	2,500,000	2,513,484
Mitsubishi UFJ Financial Group, Inc. 2.757%, due 09/13/26	1,500,000	1,492,492
Mizuho Financial Group, Inc. 3.663%, due 02/28/27	1,500,000	1,494,221
Morgan Stanley 4.350%, due 09/08/26	2,000,000	1,999,484
Morgan Stanley Bank NA
1 day USD SOFR + 0.685%, 4.342%, due 10/15/27[2]	2,750,000	2,752,062
National Australia Bank Ltd.
1 day USD SOFR + 0.620%, 4.271%, due 06/11/27[1,2]	3,000,000	3,008,520
1 day USD SOFR + 0.650%, 4.300%, due 06/13/28[1,2]	1,000,000	1,003,071
National Bank of Canada
1 day USD SOFR + 0.770%, 4.423%, due 01/20/29[2]	2,000,000	1,999,080
NatWest Markets PLC
1 day USD SOFR + 0.900%, 4.565%, due 05/17/27[1,2]	2,600,000	2,612,081
Nordea Bank Abp
1 day USD SOFR + 0.740%, 4.387%, due 03/19/27[1,2]	3,000,000	3,010,104
PNC Bank NA 3.100%, due 10/25/27	2,000,000	1,969,819
PNC Financial Services Group, Inc. 2.600%, due 07/23/26	2,000,000	1,993,447
Royal Bank of Canada
1 day USD SOFR Index + 0.720%, 4.373%, due 10/18/27[2]	2,500,000	2,503,025
1 day USD SOFR Index + 0.820%, 4.469%, due 03/27/28[2]	1,500,000	1,503,750
Santander Holdings USA, Inc. 3.244%, due 10/05/26	3,000,000	2,986,014
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.890%, 4.544%, due 03/05/27[1,2]	2,000,000	2,007,723
State Street Bank & Trust Co.
1 day USD SOFR + 0.460%, 4.120%, due 11/25/26[2]	2,000,000	2,002,720
State Street Corp. 4.330%, due 10/22/27[3]	1,500,000	1,503,492
Sumitomo Mitsui Financial Group, Inc.
2.632%, due 07/14/26[3]	1,500,000	1,495,850
1 day USD SOFR + 0.880%, 4.516%, due 01/14/27[2]	2,000,000	2,006,475
Svenska Handelsbanken AB
1 day USD SOFR + 0.740%, 4.401%, due 05/23/28[1,2]	1,500,000	1,506,288

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Toronto-Dominion Bank
1 day USD SOFR + 0.730%, 4.378%, due 04/05/27[2]	$2,000,000	$2,006,857
4.568%, due 12/17/26	2,000,000	2,006,096
Truist Bank
1 day USD SOFR + 0.770%, 4.426%, due 07/24/28[2]	2,000,000	2,001,786
U.S. Bank NA
1 day USD SOFR + 0.690%, 4.340%, due 10/22/27[2]	1,750,000	1,751,628
Wells Fargo & Co.
1 day USD SOFR + 0.780%, 4.436%, due 01/24/28[2]	1,500,000	1,501,970
Westpac Banking Corp.
1 day USD SOFR + 0.500%, 4.153%, due 03/06/28[1,2]	3,000,000	3,002,170

		132,787,250

Biotechnology—1.7%
Amgen, Inc.
2.200%, due 02/21/27	1,500,000	1,476,431
2.600%, due 08/19/26	3,500,000	3,484,236

		4,960,667

Building Materials—0.6%
Carrier Global Corp. 2.493%, due 02/15/27	1,750,000	1,727,626

Computers—1.2%
International Business Machines Corp.
3.300%, due 05/15/26	2,000,000	1,999,411
4.150%, due 07/27/27	1,500,000	1,498,346

		3,497,757

Diversified financial services—1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.100%, due 01/15/27	1,500,000	1,516,232
American Express Co. 5.850%, due 11/05/27	1,250,000	1,278,416
Capital One Financial Corp.
3.750%, due 03/09/27	1,000,000	996,088
4.100%, due 02/09/27	1,500,000	1,498,587

		5,289,323

Electric—8.3%
Dominion Energy, Inc. Series D, 2.850%, due 08/15/26	2,000,000	1,991,979
DTE Energy Co.
2.850%, due 10/01/26	1,750,000	1,739,850
4.950%, due 07/01/27	1,000,000	1,006,171
Duke Energy Corp.
2.650%, due 09/01/26	2,500,000	2,486,505
3.150%, due 08/15/27	2,000,000	1,973,125
Exelon Corp. 2.750%, due 03/15/27	2,000,000	1,976,309

3

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
National Rural Utilities Cooperative Finance Corp.
4.120%, due 09/16/27	$2,000,000	$1,995,158
1 day USD SOFR + 0.800%, 4.467%, due 02/05/27[2]	2,000,000	2,004,558
NextEra Energy Capital Holdings, Inc.
1 day USD SOFR Index + 0.800%, 4.467%, due 02/04/28[2]	1,500,000	1,505,977
4.685%, due 09/01/27	2,000,000	2,008,768
Southern Co. 3.250%, due 07/01/26	4,000,000	3,994,922
Xcel Energy, Inc. 3.350%, due 12/01/26	2,000,000	1,989,447

		24,672,769

Insurance—1.8%
Aon North America, Inc. 5.125%, due 03/01/27	2,000,000	2,013,070
Metropolitan Life Global Funding I
1 day USD SOFR Index + 0.700%, 4.351%, due 06/11/27[1,2]	2,000,000	2,004,383
New York Life Global Funding
1 day USD SOFR + 0.880%, 4.539%, due 04/25/28[1,2]	1,500,000	1,510,737

		5,528,190

Internet—0.5%
Amazon.com, Inc.
1 day USD SOFR + 0.590%, 4.240%, due 03/13/29[2]	1,500,000	1,503,112

Machinery-construction & mining—1.1%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.490%, 4.151%, due 02/23/29[2]	1,250,000	1,248,651
1 day USD SOFR + 0.560%, 4.225%, due 11/15/27[2]	2,000,000	2,006,316

		3,254,967

Machinery-diversified—0.6%
Ingersoll Rand, Inc. 5.197%, due 06/15/27	1,750,000	1,764,171

Oil & gas—1.3%
BP Capital Markets PLC 3.279%, due 09/19/27	2,000,000	1,976,656
Chevron USA, Inc.
1 day USD SOFR Index + 0.470%, 4.129%, due 02/26/28[2]	2,000,000	2,003,891

		3,980,547

Pharmaceuticals—2.2%
AbbVie, Inc.
3.200%, due 05/14/26	2,500,000	2,499,120
4.800%, due 03/15/27	2,000,000	2,011,931
AstraZeneca PLC 3.125%, due 06/12/27	2,000,000	1,982,101

		6,493,152

	Face amount	Value
Corporate bonds—(continued)
Pipelines—1.0%
Enterprise Products Operating LLC 3.950%, due 02/15/27	$1,500,000	$1,497,432
Kinder Morgan, Inc. 1.750%, due 11/15/26	1,500,000	1,480,913

		2,978,345

Retail—0.7%
McDonald’s Corp. 3.500%, due 07/01/27	2,000,000	1,983,573

Telecommunications—1.8%
AT&T, Inc. 2.950%, due 07/15/26	2,000,000	1,995,098
Deutsche Telekom International Finance BV 3.600%, due 01/19/27[1]	1,500,000	1,493,148
T-Mobile USA, Inc. 3.750%, due 04/15/27	2,000,000	1,991,810

		5,480,056

Transportation—1.7%
Canadian Pacific Railway Co. 1.750%, due 12/02/26	2,000,000	1,972,948
CSX Corp. 2.600%, due 11/01/26	1,500,000	1,488,884
Norfolk Southern Corp. 2.900%, due 06/15/26	1,500,000	1,497,611

		4,959,443
Total corporate bonds (cost—$224,956,453)		225,013,880
	Number of shares
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 3.596%[4] (cost—$985,052)	985,052	985,052
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.626%[4] (cost—$2,045,000)	2,045,000	2,045,000
Total investments—99.5% (cost—$295,427,363)		295,495,713

Other assets in excess of liabilities—0.5%		1,463,700
Net assets—100.0%		$296,959,413

4

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$44,804,993	$—	$44,804,993
Commercial paper	—	22,646,788	—	22,646,788
Corporate bonds	—	225,013,880	—	225,013,880
Short-term investments	985,052	—	—	985,052
Investment of cash collateral from securities loaned	2,045,000	—	—	2,045,000
Total	$3,030,052	$292,465,661	$—	$295,495,713

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $116,371,909, represented 39.2% of the Fund’s net assets at period end.

[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]	Security, or portion thereof, was on loan at the period end.
[4]	Rate shown reflects yield at April 30, 2026.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

5

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investments, at value (cost—$295,427,363)[1]	$295,495,713
Receivable for fund shares sold	2,566,084
Receivable for interest and dividends	1,811,528
Other assets	57,878
Total assets	299,931,203

Liabilities:
Payable for cash collateral from securities loaned	2,045,000
Payable for fund shares redeemed	599,662
Dividends payable to shareholders	101,644
Payable to affiliate	51,728
Payable to custodian	4,813
Accrued expenses and other liabilities	168,943
Total liabilities	2,971,790
Net assets	$296,959,413

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	337,048,151
Distributable earnings (accumulated losses)	(40,088,738)
Net assets	$296,959,413

Class A
Net assets	$43,736,181
Shares outstanding	4,441,414
Net asset value and offering price per share	$9.85

Class P
Net assets	$253,132,450
Shares outstanding	25,731,384
Net asset value and offering price per share	$9.84

Class I
Net Assets	$90,782
Shares Outstanding	9,247
Net asset value and offering price per share	9.82

[1]	Includes $7,758,219 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

6

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest	$14,071,793
Securities lending	4,278
Total income	14,076,071
Expenses:
Investment advisory and administration fees	940,119
Service fees—Class A	50,225
Transfer agency and related services fees—Class A	9,506
Transfer agency and related services fees—Class P	43,801
Transfer agency and related services fees—Class I	16
Custody and fund accounting fees	32,654
Trustees’ fees	26,581
Professional services fees	149,234
Printing and shareholder report fees	38,552
Federal and state registration fees	48,454
Insurance expense	2,716
Interest expense	6,650
Other expenses	96,162
Total expenses	1,444,670
Fee waivers and/or expense reimbursements by advisor and administrator	(604,380)
Net expenses	840,290
Net investment income (loss)	13,235,781
Net realized gain (loss) on investments	(2,914)
Net change in unrealized appreciation (depreciation) from investments	225,863
Net realized and unrealized gain (loss) from investment activities	222,949
Net increase (decrease) in net assets resulting from operations	$13,458,730

See accompanying notes to financial statements.

7

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$13,235,781	$17,950,803
Net realized gain (loss)	(2,914)	10,384
Net change in unrealized appreciation (depreciation)	225,863	443,467
Net increase (decrease) in net assets resulting from operations	13,458,730	18,404,654
Total distributions—Class A	(2,124,991)	(3,131,233)
Total distributions—Class P	(11,346,169)	(14,939,096)
Total distributions—Class I	(3,848)	(4,229)
Total distributions	(13,475,008)	(18,074,558)
From beneficial interest transactions:

Proceeds from shares sold	90,037,520	76,573,912
Cost of shares redeemed	(122,087,473)	(174,355,586)
Shares issued on reinvestment of dividends and distributions	11,867,283	15,632,599
Net increase (decrease) in net assets from beneficial interest transactions	(20,182,670)	(82,149,075)
Net increase (decrease) in net assets	(20,198,948)	(81,818,979)
Net assets:

Beginning of year	317,158,361	398,977,340
End of year	$296,959,413	$317,158,361

See accompanying notes to financial statements.

8

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A
	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.85	$9.84	$9.81	$9.90	$9.99
Net investment income (loss)[1]	0.41	0.48	0.51	0.25	0.01
Net realized and unrealized gain (loss)	0.00 [2]	0.01	0.03	(0.05)	(0.08)
Net increase (decrease) from operations	0.41	0.49	0.54	0.20	(0.07)
Dividends from net investment income	(0.41)	(0.48)	(0.50)	(0.28)	(0.02)
Distributions from net realized gain	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.41)	(0.48)	(0.51)	(0.29)	(0.02)
Net asset value, end of year	$9.85	$9.85	$9.84	$9.81	$9.90
Total investment return[3]	4.30%	5.09%	5.64%	2.03%	(0.75)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.55%[4]	0.53%	0.50%	0.46%	0.44%[4]
Expenses after fee waivers and/or expense reimbursements	0.35%[4]	0.35%	0.35%	0.35%	0.35%[4]
Net investment income (loss)	4.16%	4.86%	5.14%	2.48%	0.13%
Supplemental data:
Net assets, end of year (000’s)	$43,736	$55,739	$71,792	$114,696	$347,829
Portfolio turnover	56%	84%	41%	72%	56%

Class P
	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.84	$9.83	$9.80	$9.89	$9.98
Net investment income (loss)[1]	0.42	0.49	0.52	0.26	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.01	0.03	(0.05)	(0.08)
Net increase (decrease) from operations	0.42	0.50	0.55	0.21	(0.06)
Dividends from net investment income	(0.42)	(0.49)	(0.51)	(0.29)	(0.03)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.42)	(0.49)	(0.52)	(0.30)	(0.03)
Net asset value, end of year	$9.84	$9.84	$9.83	$9.80	$9.89
Total investment return[3]	4.40%	5.20%	5.75%	2.14%	(0.65)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.44%[4]	0.42%	0.40%	0.36%	0.34%[4]
Expenses after fee waivers and/or expense reimbursements	0.25%[4]	0.25%	0.25%	0.25%	0.25%[4]
Net investment income (loss)	4.24%	4.95%	5.25%	2.63%	0.24%
Supplemental data:
Net assets, end of year (000’s)	$253,132	$261,332	$327,103	$455,346	$1,227,504
Portfolio turnover	56%	84%	41%	72%	56%

See accompanying notes to financial statements.

9

UBS Ultra Short Income Fund

Financial highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class I
	Years ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.82	$9.81	$9.78	$9.88	$9.97
Net investment income (loss)[1]	0.42	0.49	0.52	0.08 [5]	0.02
Net realized and unrealized gain (loss)	0.00 [2]	0.01	0.03	0.12 [5]	(0.08)
Net increase (decrease) from operations	0.42	0.50	0.55	0.20	(0.06)
Dividends from net investment income	(0.42)	(0.49)	(0.51)	(0.29)	(0.03)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]
Total dividends and distributions	(0.42)	(0.49)	(0.52)	(0.30)	(0.03)
Net asset value, end of year	$9.82	$9.82	$9.81	$9.78	$9.88
Total investment return[3]	4.42%	5.22%	5.77%	2.05%	(0.63)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.44%[4]	0.42%	0.40%	0.34%	0.33%[4]
Expenses after fee waivers and/or expense reimbursements	0.23%[4]	0.23%	0.23%	0.23%	0.23%[4]
Net investment income (loss)	4.26%	4.96%	5.27%	0.79%	0.23%
Supplemental data:
Net assets, end of year (000’s)	$91	$87	$83	$78	$49,811
Portfolio turnover	56%	84%	41%	72%	56%

[1]	Calculated using the average shares method.
[2]	Amount represents less than $0.005 or $(0.005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Includes interest expense representing less than 0.005%.
[5]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM” or the “Advisor”), serves as the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below as well as investor eligibility requirements. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using

11

UBS Ultra Short Income Fund

Notes to financial statements

the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation

12

UBS Ultra Short Income Fund

Notes to financial statements

designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities— The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal

13

UBS Ultra Short Income Fund

Notes to financial statements

property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or

14

UBS Ultra Short Income Fund

Notes to financial statements

through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank. At April 30, 2026, the Fund was not invested in any repurchase agreements.

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2026, the Fund owed UBS AM $49,964 representing investment advisory and administration fees net of fee waivers/expense reimbursements.

15

UBS Ultra Short Income Fund

Notes to financial statements

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2026. For the period ended April 30, 2026, UBS AM waived $604,380 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At April 30, 2026, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
Class A	$344,691	$134,556	$112,116	$98,019
Class P	1,614,135	586,142	521,820	506,173
Class I	489	137	164	188

For the period ended April 30, 2026, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2026, the Fund owed UBS AM (US) $1,764 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated service fees of $29,874.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government

16

UBS Ultra Short Income Fund

Notes to financial statements

securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At April 30, 2026, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$7,758,219	$2,045,000	$5,868,978	$7,913,978	U.S. Treasury Notes and U.S. Treasury Bills

*

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at April 30, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for securities lending transactions
Fund	Equity securities	Corporate Bonds
UBS Ultra Short Income Fund	$—	$2,045,000	$2,045,000

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $175 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 30, 2026 and was renewed on March 30, 2026 with substantially the same fees and terms expiring March 29, 2027.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i.e., 0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds, and the other 50% of the allocation is based on utilization.

For the period ended April 30, 2026, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$2,603,027	17	$6,650	5.410%

Purchases and sales of securities

For the period ended April 30, 2026, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $149,284,818 and $135,466,570, respectively.

17

UBS Ultra Short Income Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the year ended April 30, 2026:

			Class A
			Shares	Amount
Shares sold			—	$—
Shares repurchased			(1,410,403)	(13,903,667)
Dividends reinvested			191,654	1,889,293
Net increase (decrease)			(1,218,749)	$(12,014,374)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	9,138,669	$90,037,520	—	$—
Shares repurchased	(10,985,173)	(108,183,806)	—	—
Dividends reinvested	1,012,844	9,974,142	392	3,848
Net increase (decrease)	(833,660)	$(8,172,144)	392	$3,848

For the year ended April 30, 2025:

			Class A
			Shares	Amount
Shares sold			30,112	$296,902
Shares repurchased			(1,948,685)	(19,203,976)
Dividends reinvested			282,975	2,788,841
Net increase (decrease)			(1,635,598)	$(16,118,233)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	7,745,397	$76,277,010	—	$—
Shares repurchased	(15,760,805)	(155,151,610)	—	—
Dividends reinvested	1,304,097	12,839,529	430	4,229
Net increase (decrease)	(6,711,311)	$(66,035,071)	430	$4,229

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2026 and April 30, 2025, was ordinary income in the amount of $13,475,008 and $18,074,558, respectively.

18

UBS Ultra Short Income Fund

Notes to financial statements

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2026 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
$295,452,939	$218,376	$(175,602)	$42,774

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$100,308	$—	$(40,040,299)	$42,774	$(191,521)	$(40,088,738)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2026, the Fund had capital loss carryforwards of $27,783,877 in short-term and $12,256,422 in long-term capital losses.

During the fiscal year ended April 30, 2026, the Fund did not utilize any capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2026 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2026, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

20

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $8,448,496 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2026.

21

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019-6028

S1709

Cantor Fitzgerald Government Money Market Fund

Annual Financial Statements  |  April 30, 2026

Cantor Fitzgerald Government Money Market Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$587,961,921, which approximates cost for federal income tax purposes)	$587,961,921
Other assets	42,291
Total assets	588,004,212

Liabilities:
Dividends payable to shareholders	1,750,527
Payable to affiliate	30,595
Payable to custodian	3,258
Accrued expenses and other liabilities	79,496
Total liabilities	1,863,876
Net assets	$586,140,336

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	586,125,606
Distributable earnings (accumulated losses)	14,730
Net assets	$586,140,336

Investor Shares
Net Assets	$ 15,000,647
Shares Outstanding	15,000,000
Net asset value per share	$ 1.00

Institutional Shares
Net Assets	$571,139,689
Shares Outstanding	571,125,606
Net asset value per share	$ 1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

Cantor Fitzgerald Government Money Market Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest income allocated from Master Fund	$24,659,259
Expenses allocated from Master Fund	(611,792)
Net investment income allocated from Master Fund	24,047,467
Expenses:
Administration fees	488,705
Service fees—Investor Shares	37,500
Transfer agency and related services fees	21,098
Accounting fees	9,779
Trustees’ fees	26,155
Professional fees	94,616
Reports and notices to shareholders	26,324
Federal and state registration fees	70,216
Insurance fees	770
Other expenses	52,331
Total expenses	827,494
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(321,700)
Net expenses	505,794
Net investment income (loss)	23,541,673
Net realized gain (loss) allocated from Master Fund	14,730
Net increase (decrease) in net assets resulting from operations	$23,556,403

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

Cantor Fitzgerald Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$ 23,541,673	$ 14,737,787
Net realized gain (loss) allocated from Master Fund	14,730	13,879
Net increase (decrease) in net assets resulting from operations	23,556,403	14,751,666
Total distributions—Investor Shares	(564,870)	(688,214)
Total distributions—Institutional Shares	(22,990,682)	(14,049,573)
Total distributions	(23,555,552)	(14,737,787)
From beneficial interest transactions:

Proceeds from shares sold	43,481,084,885	34,611,050,289
Cost of shares redeemed	(43,305,076,705)	(34,542,621,013)
Shares issued on reinvestment of dividends and distributions	8,437,062	1,250,079
Net increase (decrease) in net assets from beneficial interest transactions	184,445,242	69,679,355
Net increase (decrease) in net assets	184,446,093	69,693,234
Net assets:

Beginning of year	401,694,243	332,001,009
End of year	$ 586,140,336	$ 401,694,243

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

Cantor Fitzgerald Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Investor Class
	Years ended April 30,		For the period from January 16, 2024[1] to April 30, 2024
	2026	2025
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.038	0.046	0.013
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.038	0.046	0.013
Dividends from net investment income	(0.038)	(0.046)	(0.013)
Distributions from net realized gains	(0.000)[2]	—	—
Total dividends and distributions	(0.038)	(0.046)	(0.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total investment return[3]	3.76%	4.59%	1.32%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.48%	0.71%	1.43%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.30%	0.30%	0.30%[5]
Net investment income (loss)[4]	3.76%	4.59%	5.09%[5]
Supplemental Data:
Net assets, end of period (000’s)	$ 15,001	$ 15,001	$ 15,000

Institutional Class
	Years ended April 30,		For the period from March 25, 2024[1] to April 30, 2024
	2026	2025
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.039	0.047	0.005
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.039	0.047	0.005
Dividends from net investment income	(0.039)	(0.047)	(0.005)
Distributions from net realized gains	(0.000)[2]	—	—
Total dividends and distributions	(0.039)	(0.047)	(0.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total investment return[3]	3.88%	4.71%	0.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.23%	0.32%	0.31%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%[5]
Net investment income (loss)[4]	3.86%	4.58%	5.21%[5]
Supplemental Data:
Net assets, end of period (000’s)	$571,140	$386,694	$317,001

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

Cantor Fitzgerald Government Money Market Fund (“Cantor Fitzgerald Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

Cantor Fitzgerald Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. Cantor Fitzgerald Government Fund Investor Shares and Institutional Shares commenced operations on January 16, 2024, and March 25, 2024, respectively.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (2.43% at April 30, 2026).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as both the Master and Feeder Fund’s CODM. The Fund represents a single operating segment, as the CODM moni-

5

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

tors the operating results of the Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Cantor Fitzgerald Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. Cantor Fitzgerald Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, Cantor Fitzgerald Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, Cantor Fitzgerald Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject Cantor Fitzgerald Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
Cantor Fitzgerald Government Money Market Fund	0.08%

6

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

The Fund and UBS AM, the Fund’s administrator, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its fees and/or reimburse the Fund so that the Fund’s operating expenses including expenses allocated from the Master Fund through August 31, 2026 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.30% for Investor Shares and 0.18% for Institutional Shares. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

At April 30, 2026, the Fund owed UBS AM $30,595 for investment advisory and administration services.

At April 30, 2026, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
Cantor Fitzgerald Government Money Market Fund—Investor Shares	$97,993	$55,084	$38,278	$4,631
Cantor Fitzgerald Government Money Market Fund—Institutional Shares	746,830	28,324	423,939	294,567

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by Investor Shares, at the below annual rate, as a percentage of such share’s average daily net assets. UBS AM—US will waive 0.15% of the 0.25% service fee otherwise payable by the Investor Shares of the Fund through August 31, 2026 and such amount is not subject to future recoupment.

Fund	Shareholder servicing fee
Cantor Fitzgerald Government Money Market Fund- Investor Shares	0.25%

At April 30, 2026, the Fund owed UBS AM—US $1,233 for shareholder servicing fees.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Investor Shares
	For the years ended April 30,
	2026	2025
Shares sold	—	30,000,000
Shares repurchased	—	(30,000,000)
Net increase (decrease) in beneficial interest	—	—

Institutional Shares
	For the years ended April 30,
	2026	2025
Shares sold	43,481,084,885	34,581,050,289
Shares repurchased	(43,305,076,705)	(34,512,621,013)
Dividends reinvested	8,437,062	1,250,079
Net increase (decrease) in beneficial interest	184,445,242	69,679,355

7

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2026 and April 30, 2025 were as follows:

	2026
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Money Market Fund	$23,555,552	$—	$23,555,552

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Money Market Fund	$14,737,787	$—	$14,737,787

At April 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Cantor Fitzgerald Government Money Market Fund	$1,853,683	$12,813	$—	$—	$(1,851,766)	$14,730

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2026, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2026, the Fund did not incur any interest or penalties.

The income generated by Cantor Fitzgerald Government Fund is entirely classified as Qualified Interest Income (“QII”). According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

For the fiscal year ended April 30, 2026, and the periods since inception, the Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

Cantor Fitzgerald Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Cantor Fitzgerald Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cantor Fitzgerald Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended April 30, 2026 and the period from January 16, 2024 (commencement of operations) through April 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period ended April 30, 2026 and the period from January 16, 2024 (commencement of operations) through April 30, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

9

Cantor Fitzgerald Government Money Market Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $23,541,673 of ordinary income distributions paid as qualified interest income and $13,879 as qualified short term capital gains for the fiscal year ended April 30, 2026.

10

Master Trust

Annual Financial Statements  |  April 30, 2026

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense information relevant to the particular feeder fund; the expense information for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2025 to April 30, 2026.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2025	Ending account value April 30, 2026	Expenses paid during period 11/01/25 to 04/30/26[1]	Expense ratio during the period
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

12

Master Trust

Government Master Fund

Portfolio characteristics at a glance—April 30, 2026 (unaudited)

Characteristics
Weighted average maturity[1]	41 days

Portfolio composition[2]
U.S. government agency obligations	46.4%
Repurchase agreements	32.1
U.S. Treasury obligations	20.5
Other assets in excess of liabilities	1.0
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

13

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. government agency obligations—46.4%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	$140,000,000	$140,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	191,000,000	190,996,817
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.035%, 3.665%, due 05/01/26[1]	132,000,000	132,000,000
1 day USD SOFR + 0.040%, 3.670%, due 05/01/26[1]	61,500,000	61,500,000
1 day USD SOFR + 0.050%, 3.680%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	79,000,000	79,000,000
1 day USD SOFR + 0.090%, 3.720%, due 05/01/26[1]	109,000,000	109,000,000
1 day USD SOFR + 0.095%, 3.725%, due 05/01/26[1]	140,000,000	140,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	241,000,000	241,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	100,000,000	100,005,547
1 day USD SOFR + 0.125%, 3.755%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 3.765%, due 05/01/26[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.455%, due 08/06/26[2]	136,000,000	134,733,934
3.495%, due 06/12/26[2]	127,000,000	126,482,158
3.495%, due 09/14/26[2]	132,000,000	130,257,160
3.495%, due 09/16/26[2]	131,000,000	129,244,928
3.500%, due 07/17/26[2]	138,000,000	136,966,917
3.505%, due 07/13/26[2]	141,000,000	139,997,862
3.515%, due 05/04/26[2]	206,000,000	205,939,659
3.515%, due 09/04/26[2]	137,000,000	135,314,557
3.520%, due 08/07/26[2]	176,000,000	174,313,529
3.520%, due 08/14/26[2]	141,000,000	139,552,400
3.525%, due 08/12/26[2]	176,000,000	174,224,967
3.525%, due 08/18/26[2]	214,000,000	211,715,996
3.530%, due 05/29/26[2]	213,000,000	212,415,197
3.530%, due 06/09/26[2]	205,000,000	204,216,046
3.530%, due 08/03/26[2]	176,000,000	174,377,769
3.530%, due 08/06/26[2]	251,000,000	248,612,641
3.534%, due 07/22/26[2]	136,000,000	134,905,245
3.535%, due 07/16/26[2]	141,000,000	139,947,748
3.535%, due 07/31/26[2]	152,000,000	150,641,774
3.540%, due 06/11/26[2]	214,000,000	213,137,223
3.540%, due 06/26/26[2]	134,000,000	133,262,107
3.540%, due 07/13/26[2]	141,000,000	139,987,855
3.540%, due 08/20/26[2]	265,000,000	262,107,525
3.545%, due 07/02/26[2]	171,000,000	169,955,997
3.545%, due 07/31/26[2]	278,000,000	275,508,850
3.545%, due 09/02/26[2]	169,000,000	166,936,416

	Face amount	Value
U.S. government agency obligations—(continued)
3.550%, due 07/17/26[2]	$218,000,000	$216,344,714
3.555%, due 07/09/26[2]	129,000,000	128,121,026
3.555%, due 07/17/26[2]	163,000,000	161,760,589
3.560%, due 08/24/26[2]	206,000,000	203,657,322
3.565%, due 05/13/26[2]	171,000,000	170,796,795
3.565%, due 07/24/26[2]	212,000,000	210,236,513
3.570%, due 05/15/26[2]	81,000,000	80,887,545
3.570%, due 06/18/26[2]	129,000,000	128,385,960
3.570%, due 08/31/26[2]	195,000,000	192,640,825
3.580%, due 12/14/26[2]	121,000,000	118,268,559
3.585%, due 01/15/27[2]	121,000,000	117,879,158
3.595%, due 09/29/26[2]	117,000,000	115,235,754
3.595%, due 11/13/26[2]	117,000,000	114,709,985
3.595%, due 11/20/26[2]	122,000,000	119,526,840
3.610%, due 09/04/26[2]	169,000,000	166,864,685
3.615%, due 08/04/26[2]	122,000,000	120,836,171
3.615%, due 08/06/26[2]	122,000,000	120,811,669
3.620%, due 07/22/26[2]	117,000,000	116,035,270
3.620%, due 08/14/26[2]	169,000,000	167,215,642
Federal Home Loan Banks
1 day USD SOFR + 0.005%, 3.635%, due 05/01/26[1]	100,000,000	100,000,000
1 day USD SOFR + 0.015%, 3.645%, due 05/01/26[1]	182,000,000	182,000,000
1 day USD SOFR + 0.020%, 3.650%, due 05/01/26[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 3.655%, due 05/01/26[1]	359,000,000	359,000,000
1 day USD SOFR + 0.030%, 3.660%, due 05/01/26[1]	225,000,000	225,000,000
1 day USD SOFR + 0.045%, 3.675%, due 05/01/26[1]	98,000,000	98,000,000
1 day USD SOFR + 0.060%, 3.690%, due 05/01/26[1]	67,000,000	67,000,000
1 day USD SOFR + 0.080%, 3.710%, due 05/01/26[1]	84,000,000	84,000,000
1 day USD SOFR + 0.085%, 3.715%, due 05/01/26[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 3.730%, due 05/01/26[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 3.745%, due 05/01/26[1]	237,000,000	237,000,000
1 day USD SOFR + 0.120%, 3.750%, due 05/01/26[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 3.760%, due 05/01/26[1]	70,000,000	70,000,000
1 day USD SOFR + 0.150%, 3.780%, due 05/01/26[1]	80,000,000	80,000,000
1 day USD SOFR + 0.180%, 3.810%, due 05/01/26[1]	176,000,000	176,000,000
Federal National
Mortgage Association 1 day USD SOFR + 0.080% 3.710%, due 05/01/26[1]	43,000,000	43,000,000
Total U.S. government agency obligations (cost—$11,220,473,846)		11,220,473,846

14

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
U.S. Treasury obligations—20.5%
U.S. Treasury Bills 3.586% due 07/09/26[3]	$$200,000,000	$$198,667,917
3.586% due 07/09/26[3]	7,000,000	6,953,377
3.596% due 06/25/26[3]	200,000,000	198,935,139
3.596% due 06/25/26[3]	1,000,000	994,676
3.607% due 06/18/26[3]	49,000,000	48,771,660
3.607% due 06/18/26[3]	150,000,000	149,301,000
3.612% due 07/02/26[3]	100,000,000	99,397,222
3.612% due 07/02/26[3]	30,000,000	29,819,167
3.632% due 05/05/26[3]	200,000,000	199,921,333
3.632% due 05/05/26[3]	3,000,000	2,998,820
3.673% due 07/30/26[3]	41,000,000	40,632,025
3.673% due 07/30/26[3]	200,000,000	198,205,000
3.694% due 07/23/26[3]	35,000,000	34,708,693
3.694% due 07/23/26[3]	200,000,000	198,335,389
3.697% due 06/11/26[3]	200,000,000	199,184,555
3.697% due 06/11/26[3]	3,000,000	2,987,768
3.704% due 07/02/26[3]	100,000,000	99,376,556
3.704% due 07/02/26[3]	30,000,000	29,812,967
3.704% due 08/25/26[3]	200,000,000	197,673,555
3.704% due 08/25/26[3]	37,000,000	36,569,608
3.707% due 10/22/26[3]	35,000,000	34,392,692
3.707% due 10/22/26[3]	200,000,000	196,529,667
3.707% due 10/29/26[3]	41,000,000	40,259,961
3.707% due 10/29/26[3]	200,000,000	196,390,056
3.710% due 08/04/26[3]	24,000,000	23,771,050
3.710% due 08/04/26[3]	100,000,000	99,046,042
3.715% due 09/01/26[3]	200,000,000	197,606,778
3.715% due 09/01/26[3]	48,000,000	47,425,627
3.723% due 10/01/26[3]	30,000,000	29,540,362
3.723% due 10/01/26[3]	100,000,000	98,467,875
3.755% due 06/04/26[3]	250,000,000	249,141,736
3.755% due 06/04/26[3]	15,000,000	14,948,504
3.791% due 05/28/26[3]	150,000,000	149,587,125
3.791% due 05/28/26[3]	49,000,000	48,865,127
3.812% due 05/14/26[3]	35,000,000	34,953,362
3.812% due 05/14/26[3]	100,000,000	99,866,750
3.823% due 05/07/26[3]	150,000,000	149,907,500
3.823% due 05/07/26[3]	48,000,000	47,970,400
3.833% due 05/21/26[3]	200,000,000	199,587,778
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.741% due 05/01/26[1]	370,000,000	369,966,843
3 mo. Treasury money market yield + 0.182%, 3.825% due 05/01/26[1]	516,000,000	515,964,561
U.S. Treasury Notes, 3.625%, due 05/15/26	124,000,000	123,979,228
Total U.S. Treasury obligations (cost—$4,941,415,451)		4,941,415,451

	Face amount	Value
Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.630% due 06/04/26, collateralized by $136,750,751 Federal Home Loan Mortgage Corp., obligations, 2.500% to 7.000% due 10/01/38 to 04/01/56; (value—$102,000,000); proceeds: $100,292,417[4]	$100,000,000	$100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 3.640% due 05/07/26, collateralized by $73,866,329 Federal Home Loan Mortgage Corp., obligation, 5.000% due 04/01/56 and $219,032,063 Federal National Mortgage Association obligation, 3.000% due 06/01/43; (value—$204,000,000); proceeds: $200,586,444[4]	200,000,000	200,000,000
Repurchase agreement dated 04/30/26 with TD Securities (USA) LLC, 3.640% due 05/01/26, collateralized by $295,405,886 Government National Mortgage Association obligations, 2.000% to 7.690% due 02/20/34 to 11/16/65; (value—$204,000,000); proceeds: $200,020,222	200,000,000	200,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.760% due 07/29/26, collateralized by $3,666,087,037 Federal Home Loan Mortgage Corp., obligations, zero coupon to 5.500% due 10/25/27 to 10/15/61, $4,249,351,320 Federal National Mortgage Association obligations, zero coupon to 8.466% due 02/25/27 to 04/25/56 and $18,302,525,287 Government National Mortgage Association obligations, zero coupon to 6.500% due 03/16/30 to 05/16/67; (value—$515,000,000); proceeds: $501,514,444[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/26 with J.P. Morgan Securities LLC, 3.650% due 05/01/26, collateralized by $297,833,216 Federal Home Loan Mortgage Corp., obligations, 5.000% due 03/01/56 to 05/01/56 and $909,842,502 Federal National Mortgage Association obligations, 1.500% to 7.500% due 03/01/31 to 05/01/56; (value—$1,020,000,000); proceeds: $1,000,101,389	1,000,000,000	1,000,000,000

15

Government Master Fund

Portfolio of investments—April 30, 2026

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.), 3.640% due 05/01/26, collateralized by $1,296,120,800 U.S. Treasury Bills, zero coupon due 07/23/26 to 07/30/26, $1,099,338,300 U.S. Treasury Inflation Index Note, 0.125% due 07/15/26 and $3,089,158,500 U.S. Treasury Notes, 3.375% to 4.375% due 07/31/32 to 05/15/34; (value—$5,862,960,378); proceeds: $5,748,581,187	$5,748,000,000	$5,748,000,000
Total repurchase agreements (cost—$7,748,000,000)		7,748,000,000
Total investments—99.0% (cost—$23,909,889,297 which approximates cost for federal income tax purposes)		23,909,889,297

Other assets in excess of liabilities—1.0%		251,375,049
Net assets—100.0%		$24,161,264,346

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$11,220,473,846	$—	$11,220,473,846
U.S. Treasury obligations	—	4,941,415,451	—	4,941,415,451
Repurchase agreements	—	7,748,000,000	—	7,748,000,000
Total	$—	$23,909,889,297	$—	$23,909,889,297

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2026.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2026 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2026.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

16

Government Master Fund

Statement of assets and liabilities

April 30, 2026

Assets:
Investments, at value (cost—$16,161,889,297)	$16,161,889,297
Repurchase agreements (cost—$7,748,000,000)	7,748,000,000
Total investments in securities, at value (cost—$23,909,889,297)	23,909,889,297
Cash	475,043,933
Receivable for interest	23,304,765
Total assets	24,408,237,995

Liabilities:
Payable for investments purchased	245,032,404
Payable to affiliate	1,941,245
Total liabilities	246,973,649
Net assets, at value	$24,161,264,346

See accompanying notes to financial statements.

17

Government Master Fund

Statement of operations

For the year ended April 30, 2026

Investment income:
Interest	$1,039,776,750
Expenses:
Investment advisory and administration fees	25,557,729
Trustees’ fees	106,769
Total expenses	25,664,498
Net investment income (loss)	1,014,112,252
Net realized gain (loss)	597,710
Net increase (decrease) in net assets resulting from operations	$1,014,709,962

See accompanying notes to financial statements.

18

Government Master Fund

Statement of changes in net assets

	For the years ended April 30,
	2026	2025
From operations:

Net investment income (loss)	$1,014,112,252	$1,248,575,044
Net realized gain (loss)	597,710	1,158,182
Net increase (decrease) in net assets resulting from operations	1,014,709,962	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	(896,200,281)	(530,449,132)
Net increase (decrease) in net assets	118,509,681	719,284,094
Net assets:

Beginning of year	24,042,754,665	23,323,470,571
End of year	$24,161,264,346	$24,042,754,665

See accompanying notes to financial statements.

19

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2026	2025	2024	2023	2022
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.04%	0.06%
Net investment income (loss)	3.95%	4.77%	5.25%	3.78%	0.02%
Supplemental data:
Total investment return[1]	4.04%	4.90%	5.39%	3.14%	0.03%
Net assets, end of year (000’s)	$24,161,264	$24,042,755	$23,323,471	$19,234,965	$4,297,678

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund.

See accompanying notes to financial statements.

20

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacts financial statement disclosures only and does not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests

21

Government Master Fund

Notes to financial statements

99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort

22

Government Master Fund

Notes to financial statements

to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Government Master Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements),realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management

23

Government Master Fund

Notes to financial statements

Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2026, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,941,245

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2026, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2026, the Master Fund did not experience this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2026	2025
Contributions	$103,480,224,450	$92,715,049,160
Withdrawals	(104,376,424,731)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$(896,200,281)	$(530,449,132)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would

24

Government Master Fund

Notes to financial statements

require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended April 30, 2026, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2026, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

Government Master Fund

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2026

26

Trustees

Virginia G. Breen

Richard R. Burt

Bemard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2026. All rights reserved.

Cantor Fitzerland Government Money Market Fund

c/o UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

 Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

 Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	All board members and all members of any advisory board for regular compensation during the most recently completed annual fiscal period: $740,705
(2)	Each board member and each member of an advisory board for special compensation during the most recently completed annual fiscal period: Not applicable.
(3)	All officers: Not applicable.
(4)	Each person of whom any officer or board member of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

 Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chair of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	July 6, 2026

By:	/s/ Rose Ann Bubloski
Rose Ann Bubloski
Principal Financial Officer

Date:	July 6, 2026